UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: August 31, 2016

Date of reporting period: November 30, 2015

Item 1. Schedules of Investments.

Schedule of Investments  (Unaudited)

iSHARES® CURRENCY HEDGED MSCI ACWI MINIMUM VOLATILITY ETF

November 30, 2015

Security	Shares	Value

INVESTMENT COMPANIES — 99.92%

EXCHANGE-TRADED FUNDS — 99.92%
iShares MSCI All Country World Minimum Volatility ETF[a]	35,484	$2,483,170

		2,483,170

TOTAL INVESTMENT COMPANIES
(Cost: $2,512,472)		2,483,170

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[a,b]	1,308	1,308

		1,308

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,308)		1,308

TOTAL INVESTMENTS IN SECURITIES — 99.97%
(Cost: $2,513,780)		2,484,478
Other Assets, Less Liabilities — 0.03%		821

NET ASSETS — 100.00%		$2,485,299

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Forward currency contracts as of November 30, 2015 were as follows:

Currency Purchased		Currency Sold		Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
CHF	89,000	USD	86,413	12/03/2015	BNP	$94
CLP	8,351,000	USD	11,718	12/03/2015	BNP	32
GBP	40,000	USD	60,159	12/03/2015	BNP	84
ILS	61,000	USD	15,698	12/03/2015	BNP	58
NZD	6,000	USD	3,917	12/03/2015	BNP	32
SGD	48,000	USD	34,024	12/03/2015	BNP	4
TWD	4,146,000	USD	126,867	12/03/2015	BNP	149
USD	151,083	CAD	199,000	12/03/2015	BNP	2,071
USD	90,025	CHF	89,000	12/03/2015	BNP	3,517
USD	12,086	CLP	8,368,000	12/03/2015	BNP	312
USD	18,667	EUR	17,000	12/03/2015	BNP	706
USD	61,238	GBP	40,000	12/03/2015	BNP	995
USD	200,392	HKD	1,553,000	12/03/2015	BNP	93
USD	258	ILS	1,000	12/03/2015	BNP	—
USD	325,213	JPY	39,376,000	12/03/2015	BNP	5,341
USD	44,018	KRW	50,362,000	12/03/2015	BNP	540
USD	4,004	NZD	6,000	12/03/2015	BNP	55
USD	34,138	SGD	48,000	12/03/2015	BNP	110
USD	127,868	TWD	4,171,000	12/03/2015	BNP	87
TWD	14,000	USD	428	01/06/2016	BNP	—
USD	148,290	CAD	198,000	01/06/2016	BNP	26
USD	975	CHF	1,000	01/06/2016	BNP	1
USD	18,010	EUR	17,000	01/06/2016	BNP	28
USD	199,746	HKD	1,548,000	01/06/2016	BNP	62
USD	517	ILS	2,000	01/06/2016	BNP	—
USD	321,474	JPY	39,376,000	01/06/2016	BNP	1,177
USD	43,340	KRW	50,118,000	01/06/2016	BNP	189

						15,763

CAD	199,000	USD	149,065	12/03/2015	BNP	(54)
CLP	17,000	USD	25	12/03/2015	BNP	(1)
EUR	17,000	USD	17,990	12/03/2015	BNP	(28)
HKD	1,553,000	USD	200,379	12/03/2015	BNP	(80)
JPY	39,376,000	USD	321,075	12/03/2015	BNP	(1,203)
KRW	50,362,000	USD	43,612	12/03/2015	BNP	(135)
TWD	25,000	USD	771	12/03/2015	BNP	(5)
USD	15,490	ILS	60,000	12/03/2015	BNP	(8)
CAD	5,000	USD	3,755	01/06/2016	BNP	(11)
CLP	235,000	USD	330	01/06/2016	BNP	—
HKD	30,000	USD	3,871	01/06/2016	BNP	(1)
JPY	178,000	USD	1,448	01/06/2016	BNP	—
KRW	266,000	USD	229	01/06/2016	BNP	—
SGD	1,000	USD	709	01/06/2016	BNP	(1)
TWD	17,000	USD	521	01/06/2016	BNP	—
USD	86,613	CHF	89,000	01/06/2016	BNP	(134)
USD	11,676	CLP	8,351,000	01/06/2016	BNP	(35)
USD	60,169	GBP	40,000	01/06/2016	BNP	(86)
USD	15,704	ILS	61,000	01/06/2016	BNP	(60)
USD	16,902	JPY	2,081,000	01/06/2016	BNP	(26)
USD	3,908	NZD	6,000	01/06/2016	BNP	(33)
USD	33,984	SGD	48,000	01/06/2016	BNP	(7)
USD	126,711	TWD	4,146,000	01/06/2016	BNP	(235)

						(2,143)

			Net Unrealized Appreciation			$13,620

Counterparties:

BNP	— BNP Paribas SA

Currency abbreviations:
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chile Peso
EUR	— Euro
GBP	— British Pound
HKD	— Kong Hong Dollar
ILS	— Israel Shekel
JPY	— Japanese Yen
KRW	— South Korean Won
NZD	— New Zealand Dollar
SGD	— Singapore Dollar
TWD	— New Taiwan Dollar
USD	— United States Dollar

See accompanying notes to schedules of investments.

1

Schedule of Investments  (Unaudited)

iSHARES® CURRENCY HEDGED MSCI AUSTRALIA ETF

November 30, 2015

Security	Shares	Value

INVESTMENT COMPANIES — 100.54%

EXCHANGE-TRADED FUNDS — 100.54%
iShares MSCI Australia ETF[a]	124,390	$2,374,605

		2,374,605

TOTAL INVESTMENT COMPANIES
(Cost: $2,586,379)		2,374,605

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[a,b]	1,296	1,296

		1,296

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,296)		1,296

TOTAL INVESTMENTS IN SECURITIES — 100.59%
(Cost: $2,587,675)		2,375,901
Other Assets, Less Liabilities — (0.59)%		(13,985)

NET ASSETS — 100.00%		$2,361,916

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Forward currency contracts as of November 30, 2015 were as follows:

Currency Purchased		Currency Sold		Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
AUD	3,441,000	USD	2,474,271	12/03/2015	CITI	$14,119

						14,119

USD	2,434,237	AUD	3,441,000	12/03/2015	CITI	(54,152)
AUD	73,000	USD	52,793	01/06/2016	CITI	(95)
USD	2,418,336	AUD	3,369,000	01/06/2016	CITI	(13,702)

						(67,949)

			Net Unrealized Depreciation			$(53,830)

Counterparties:

CITI	— Citibank N.A. London

Currency abbreviations:
AUD	— Australian Dollar
USD	— United States Dollar

See accompanying notes to schedules of investments.

2

Schedule of Investments  (Unaudited)

iSHARES® CURRENCY HEDGED MSCI CANADA ETF

November 30, 2015

Security	Shares	Value

INVESTMENT COMPANIES — 99.99%

EXCHANGE-TRADED FUNDS — 99.99%
iShares MSCI Canada ETF[a]	147,379	$3,429,509

		3,429,509

TOTAL INVESTMENT COMPANIES
(Cost: $3,757,184)		3,429,509

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[a,b]	1,625	1,625

		1,625

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,625)		1,625

TOTAL INVESTMENTS IN SECURITIES — 100.04%
(Cost: $3,758,809)		3,431,134
Other Assets, Less Liabilities — (0.04)%		(1,215)

NET ASSETS — 100.00%		$3,429,919

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Forward currency contracts as of November 30, 2015 were as follows:

Currency Purchased		Currency Sold		Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
CAD	4,634,000	USD	3,469,028	12/03/2015	CITI	$927
USD	3,524,143	CAD	4,641,000	12/03/2015	CITI	48,947

						49,874

CAD	7,000	USD	5,352	12/03/2015	CITI	(111)
CAD	81,000	USD	60,823	01/06/2016	CITI	(169)
USD	3,468,826	CAD	4,634,000	01/06/2016	CITI	(1,137)

						(1,417)

			Net Unrealized Appreciation			$48,457

Counterparties:

CITI	— Citibank N.A. London

Currency abbreviations:
CAD	— Canadian Dollar
USD	— United States Dollar

See accompanying notes to schedules of investments.

3

Schedule of Investments  (Unaudited)

iSHARES® CURRENCY HEDGED MSCI EUROZONE ETF

November 30, 2015

Security	Shares	Value

INVESTMENT COMPANIES — 99.86%

EXCHANGE-TRADED FUNDS — 99.86%
iShares MSCI Eurozone ETF[a,b]	54,060,675	$1,976,458,278

		1,976,458,278

TOTAL INVESTMENT COMPANIES (Cost: $2,066,831,584)		1,976,458,278

SHORT-TERM INVESTMENTS — 0.11%

MONEY MARKET FUNDS — 0.11%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[b,c,d]	1,163,770	1,163,770
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[b,c,d]	59,830	59,830
BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[b,c]	968,260	968,260

		2,191,860

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,191,860)		2,191,860

TOTAL INVESTMENTS IN SECURITIES — 99.97% (Cost: $2,069,023,444)		1,978,650,138
Other Assets, Less Liabilities — 0.03%		645,649

NET ASSETS — 100.00%		$1,979,295,787

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Forward currency contracts as of November 30, 2015 were as follows:

Currency Purchased		Currency Sold		Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
USD	363,859,822	EUR	333,777,000	12/03/2015	BNP	$11,203,061
USD	1,279,995,143	EUR	1,168,484,345	12/03/2015	CITI	45,416,656
USD	318,579,526	EUR	289,078,000	12/03/2015	MS	13,150,119
USD	353,612,700	EUR	333,777,000	01/06/2016	BNP	554,204
USD	1,201,756,031	EUR	1,134,376,345	01/06/2016	CITI	1,849,489
USD	326,272,708	EUR	308,086,000	01/06/2016	MS	389,320

						72,562,849

EUR	333,777,000	USD	353,213,836	12/03/2015	BNP	(557,076)
EUR	1,168,484,345	USD	1,237,533,456	12/03/2015	CITI	(2,954,968)
EUR	289,078,000	USD	305,815,616	12/03/2015	MS	(386,210)
USD	89,821,911	EUR	84,953,000	01/06/2016	BNP	(38,620)

						(3,936,874)

				Net Unrealized Appreciation		$68,625,975

Counterparties:

BNP	— BNP Paribas SA
CITI	— Citibank N.A. London
MS	— Morgan Stanley and Co. International PLC

Currency abbreviations:
EUR	— Euro
USD	— United States Dollar

See accompanying notes to schedules of investments.

4

Schedule of Investments  (Unaudited)

iSHARES® CURRENCY HEDGED MSCI GERMANY ETF

November 30, 2015

Security	Shares	Value

INVESTMENT COMPANIES — 99.94%

EXCHANGE-TRADED FUNDS — 99.94%
iShares MSCI Germany ETF[a]	52,220,289	$1,423,002,875

		1,423,002,875

TOTAL INVESTMENT COMPANIES
(Cost: $1,542,977,940)		1,423,002,875

SHORT-TERM INVESTMENTS — 0.07%

MONEY MARKET FUNDS — 0.07%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[a,b]	1,069,317	1,069,317

		1,069,317

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,069,317)		1,069,317

TOTAL INVESTMENTS IN SECURITIES — 100.01%
(Cost: $1,544,047,257)		1,424,072,192
Other Assets, Less Liabilities — (0.01)%		(161,152)

NET ASSETS — 100.00%		$1,423,911,040

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Forward currency contracts as of November 30, 2015 were as follows:

Currency Purchased		Currency Sold		Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
USD	289,473,852	EUR	264,683,000	12/03/2015	BNP	$9,819,324
USD	1,376,146,535	EUR	1,256,212,000	12/03/2015	CITI	48,878,166
USD	304,473,737	EUR	278,953,000	12/03/2015	MS	9,742,041
USD	298,064,314	EUR	281,369,000	01/06/2016	BNP	441,303
USD	1,138,544,565	EUR	1,074,709,000	01/06/2016	CITI	1,752,207

						70,633,041

EUR	264,683,000	USD	280,097,931	12/03/2015	BNP	(443,403)
EUR	1,256,212,000	USD	1,332,468,433	12/03/2015	CITI	(5,200,064)
EUR	278,953,000	USD	305,290,348	12/03/2015	MS	(10,558,651)
EUR	21,497,000	USD	22,744,256	01/06/2016	CITI	(5,426)
EUR	79,101,000	USD	83,776,265	01/06/2016	MS	(105,790)
USD	86,787,423	EUR	82,083,000	01/06/2016	BNP	(37,315)

						(16,350,649)

			Net Unrealized Appreciation			$54,282,392

Counterparties:

BNP	— BNP Paribas SA
CITI	— Citibank N.A. London
MS	— Morgan Stanley and Co. International PLC

Currency abbreviations:

EUR	— Euro
USD	— United States Dollar

See accompanying notes to schedules of investments.

5

Schedule of Investments  (Unaudited)

iSHARES® CURRENCY HEDGED MSCI ITALY ETF

November 30, 2015

Security	Shares	Value

INVESTMENT COMPANIES — 99.85%

EXCHANGE-TRADED FUNDS — 99.85%
iShares MSCI Italy Capped ETF[a,b]	8,342,957	$120,055,151

		120,055,151

TOTAL INVESTMENT COMPANIES
(Cost: $124,027,231)		120,055,151

SHORT-TERM INVESTMENTS — 1.88%

MONEY MARKET FUNDS — 1.88%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[b,c,d]	2,038,461	2,038,461
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[b,c,d]	104,799	104,799
BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[b,c]	119,939	119,939

		2,263,199

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,263,199)		2,263,199

TOTAL INVESTMENTS IN SECURITIES — 101.73%
(Cost: $126,290,430)		122,318,350
Other Assets, Less Liabilities — (1.73)%		(2,076,135)

NET ASSETS — 100.00%		$120,242,215

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Forward currency contracts as of November 30, 2015 were as follows:

Currency Purchased		Currency Sold		Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
USD	242,497	EUR	228,000	12/03/2015	BNP	$1,600
USD	117,705,709	EUR	107,696,000	12/03/2015	CITI	3,917,993
USD	1,398,310	EUR	1,316,000	01/06/2016	BNP	6,288
USD	114,068,561	EUR	107,673,000	01/06/2016	CITI	175,550

						4,101,431

EUR	228,000	USD	241,277	12/03/2015	BNP	(380)
EUR	107,696,000	USD	113,967,899	12/03/2015	CITI	(180,183)
USD	4,229,733	EUR	4,000,000	01/06/2016	CITI	(1,338)

						(181,901)

				Net Unrealized Appreciation		$3,919,530

Counterparties:

BNP	— BNP Paribas
CITI	— Citibank N.A. London

Currency abbreviations:

EUR	— Euro
USD	— United States Dollar

See accompanying notes to schedules of investments.

6

Schedule of Investments  (Unaudited)

iSHARES® CURRENCY HEDGED MSCI JAPAN ETF

November 30, 2015

Security	Shares	Value

INVESTMENT COMPANIES — 99.63%

EXCHANGE-TRADED FUNDS — 99.63%
iShares MSCI Japan ETF[a]	55,269,683	$684,791,372

		684,791,372

TOTAL INVESTMENT COMPANIES (Cost: $713,738,999)		684,791,372

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[a,b]	345,061	345,061

		345,061

TOTAL SHORT-TERM INVESTMENTS (Cost: $345,061)		345,061

TOTAL INVESTMENTS IN SECURITIES — 99.68% (Cost: $714,084,060)		685,136,433
Other Assets, Less Liabilities — 0.32%		2,174,939

NET ASSETS — 100.00%		$687,311,372

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Forward currency contracts as of November 30, 2015 were as follows:

Currency Purchased			Currency Sold	Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
JPY	1,693,641,000	USD	13,711,694	12/03/2015	CITI	$46,656
USD	242,802,728	JPY	29,395,480,000	12/03/2015	BNP	4,007,564
USD	456,497,776	JPY	55,265,870,000	12/03/2015	CITI	7,543,635
USD	102,569,989	JPY	12,424,111,000	12/03/2015	MS	1,642,308
USD	258,126,206	JPY	31,616,769,000	01/06/2016	BNP	944,616
USD	433,982,809	JPY	53,197,092,000	01/06/2016	CITI	1,259,508

						15,444,287

JPY	31,616,769,000	USD	257,805,648	12/03/2015	BNP	(965,768)
JPY	53,605,480,000	USD	436,778,427	12/03/2015	CITI	(1,312,520)
JPY	12,424,111,000	USD	102,694,662	12/03/2015	MS	(1,766,981)
USD	18,035,882	JPY	2,221,289,000	12/03/2015	BNP	(8,833)
USD	270,109	JPY	33,251,000	12/03/2015	CITI	(6)
JPY	306,723,000	USD	2,495,357	01/06/2016	CITI	(367)
JPY	3,073,684,000	USD	25,100,314	01/06/2016	MS	(97,919)
USD	25,502,716	JPY	3,139,948,000	01/06/2016	BNP	(38,692)

						(4,191,086)

			Net Unrealized Appreciation			$11,253,201

Counterparties:

BNP	— BNP Paribas
CITI	— Citibank N.A. London
MS	— Morgan Stanley and Co. International PLC

Currency abbreviations:
JPY	— Japanese Yen
USD	— United States Dollar

See accompanying notes to schedules of investments.

7

Schedule of Investments  (Unaudited)

iSHARES® CURRENCY HEDGED MSCI MEXICO ETF

November 30, 2015

Security	Shares	Value

INVESTMENT COMPANIES — 99.87%

EXCHANGE-TRADED FUNDS — 99.87%
iShares MSCI Mexico Capped ETF[a]	44,798	$2,400,725

		2,400,725

TOTAL INVESTMENT COMPANIES
(Cost: $2,541,661)		2,400,725

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[a,b]	1,238	1,238

		1,238

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,238)		1,238

TOTAL INVESTMENTS IN SECURITIES — 99.92%
(Cost: $2,542,899)		2,401,963
Other Assets, Less Liabilities — 0.08%		1,960

NET ASSETS — 100.00%		$2,403,923

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Forward currency contracts as of November 30, 2015 were as follows:

Currency Purchased		Currency Sold		Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
USD	42,750	MXN	708,000	12/03/2015	CITI	$46
MXN	208,000	USD	12,499	01/06/2016	CITI	18
USD	2,459,525	MXN	40,831,000	01/06/2016	CITI	2,316

						2,380

MXN	40,831,000	USD	2,465,330	12/03/2015	CITI	(2,573)
USD	2,407,852	MXN	40,123,000	12/03/2015	CITI	(12,202)
MXN	317,000	USD	19,078	01/06/2016	CITI	(1)

						(14,776)

			Net Unrealized Depreciation			$(12,396)

Counterparties:

CITI	— Citibank N.A. London

Currency abbreviations:

MXN	— Mexican Peso
USD	— United States Dollar

See accompanying notes to schedules of investments.

8

Schedule of Investments  (Unaudited)

iSHARES® CURRENCY HEDGED MSCI SOUTH KOREA ETF

November 30, 2015

Security	Shares	Value

INVESTMENT COMPANIES — 99.47%

EXCHANGE-TRADED FUNDS — 99.47%
iShares MSCI South Korea Capped ETF[a]	46,306	$2,445,883

		2,445,883

TOTAL INVESTMENT COMPANIES
(Cost: $2,519,927)		2,445,883

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[a,b]	1,246	1,246

		1,246

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,246)		1,246

TOTAL INVESTMENTS IN SECURITIES — 99.52%
(Cost: $2,521,173)		2,447,129
Other Assets, Less Liabilities — 0.48%		11,914

NET ASSETS — 100.00%		$2,459,043

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Forward currency contracts as of November 30, 2015 were as follows:

Currency Purchased		Currency Sold		Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
USD	2,471,895	KRW	2,829,756,000	12/03/2015	CITI	$28,981
USD	2,475,451	KRW	2,861,713,000	01/06/2016	CITI	11,554

						40,535

KRW	2,829,756,000	USD	2,452,383	12/03/2015	CITI	(9,470)

						(9,470)

			Net Unrealized Appreciation			$31,065

Counterparties:

CITI	— Citibank N.A. London

Currency abbreviations:

KRW	— South Korean Won
USD	— United States Dollar

See accompanying notes to schedules of investments.

9

Schedule of Investments  (Unaudited)

iSHARES® CURRENCY HEDGED MSCI SPAIN ETF

November 30, 2015

Security	Shares	Value

INVESTMENT COMPANIES — 99.83%

EXCHANGE-TRADED FUNDS — 99.83%
iShares MSCI Spain Capped ETF[a]	2,444,158	$74,424,611

		74,424,611

TOTAL INVESTMENT COMPANIES
(Cost: $78,021,361)		74,424,611

SHORT-TERM INVESTMENTS — 0.08%

MONEY MARKET FUNDS — 0.08%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[a,b]	59,191	59,191

		59,191

TOTAL SHORT-TERM INVESTMENTS
(Cost: $59,191)		59,191

TOTAL INVESTMENTS IN SECURITIES — 99.91%
(Cost: $78,080,552)		74,483,802
Other Assets, Less Liabilities — 0.09%		64,505

NET ASSETS — 100.00%		$74,548,307

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Forward currency contracts as of November 30, 2015 were as follows:

	Currency Purchased		Currency Sold	Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
USD	263,769	EUR	248,000	12/03/2015	BNP	$1,741
USD	72,898,171	EUR	66,745,000	12/03/2015	CITI	2,377,807
USD	1,358,896	EUR	1,279,000	01/06/2016	BNP	6,012
USD	70,709,520	EUR	66,745,000	01/06/2016	CITI	108,821

						2,494,381

EUR	248,000	USD	262,442	12/03/2015	BNP	(414)
EUR	66,745,000	USD	70,631,428	12/03/2015	CITI	(111,064)
USD	2,010,131	EUR	1,901,000	01/06/2016	CITI	(685)

						(112,163)

				Net Unrealized Appreciation		$2,382,218

Counterparties:

BNP	— BNP Paribas SA
CITI	— Citibank N.A. London

Currency abbreviations:

EUR	— Euro
USD	— United States Dollar

See accompanying notes to schedules of investments.

10

Schedule of Investments  (Unaudited)

iSHARES® CURRENCY HEDGED MSCI SWITZERLAND ETF

November 30, 2015

Security	Shares	Value

INVESTMENT COMPANIES — 100.20%

EXCHANGE-TRADED FUNDS — 100.20%
iShares MSCI Switzerland Capped ETF[a]	206,920	$6,391,759

		6,391,759

TOTAL INVESTMENT COMPANIES
(Cost: $6,700,781)		6,391,759

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[a,b]	3,585	3,585

		3,585

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,585)		3,585

TOTAL INVESTMENTS IN SECURITIES — 100.25%
(Cost: $6,704,366)		6,395,344
Other Assets, Less Liabilities — (0.25)%		(16,249)

NET ASSETS — 100.00%		$6,379,095

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Forward currency contracts as of November 30, 2015 were as follows:

Currency Purchased		Currency Sold		Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
CHF	6,316,000	USD	6,127,690	12/03/2015	CITI	$11,408
USD	6,345,329	CHF	6,316,000	12/03/2015	CITI	206,231
USD	204,853	CHF	210,000	01/06/2016	CITI	167

						217,806

USD	6,168,548	CHF	6,344,000	01/06/2016	CITI	(14,917)

						(14,917)

				Net Unrealized Appreciation		$202,889

Counterparties:

CITI	— Citibank N.A. London
Currency abbreviations:
CHF	— Swiss Franc
USD	— United States Dollar

See accompanying notes to schedules of investments.

11

Schedule of Investments  (Unaudited)

iSHARES® CURRENCY HEDGED MSCI UNITED KINGDOM ETF

November 30, 2015

Security	Shares	Value

INVESTMENT COMPANIES — 100.06%

EXCHANGE-TRADED FUNDS — 100.06%
iShares MSCI United Kingdom ETF[a]	347,215	$5,965,154

		5,965,154

TOTAL INVESTMENT COMPANIES
(Cost: $6,065,538)		5,965,154

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[a,b]	2,603	2,603

		2,603

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,603)		2,603

TOTAL INVESTMENTS IN SECURITIES — 100.11%
(Cost: $6,068,141)		5,967,757
Other Assets, Less Liabilities — (0.11)%		(6,383)

NET ASSETS — 100.00%		$5,961,374

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Forward currency contracts as of November 30, 2015 were as follows:

Currency Purchased		Currency Sold		Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
GBP	3,908,000	USD	5,879,512	12/03/2015	CITI	$6,284
USD	6,008,992	GBP	3,927,000	12/03/2015	CITI	94,581

						100,865

GBP	19,000	USD	29,312	12/03/2015	CITI	(696)
USD	5,960,278	GBP	3,961,000	01/06/2016	CITI	(6,447)

						(7,143)

			Net Unrealized Appreciation			$93,722

Counterparties:

CITI	— Citibank N.A. London

Currency abbreviations:

GBP	— British Pound
USD	— United States Dollar

See accompanying notes to schedules of investments.

12

Schedule of Investments  (Unaudited)

iSHARES® MSCI ALL PERU CAPPED ETF

November 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.04%

BANKS — 29.41%
BBVA Banco Continental SA	3,215,071	$2,953,540
Credicorp Ltd.	233,865	24,698,483
Intercorp Financial Services Inc.	207,251	5,305,625

		32,957,648
CONSTRUCTION & ENGINEERING — 2.15%
Grana y Montero SAA	3,734,168	2,412,353

		2,412,353
CONSTRUCTION MATERIALS — 5.46%
Cementos Pacasmayo SAA	2,560,750	3,323,777
Union Andina de Cementos SAA	5,541,811	2,791,844

		6,115,621
ELECTRIC UTILITIES — 4.24%
Empresa de Distribucion Electrica de Lima Norte SAA	1,330,407	1,955,495
Luz del Sur SAA	940,932	2,793,937

		4,749,432
FOOD & STAPLES RETAILING — 3.44%
InRetail Peru Corp.[a,b]	284,383	3,859,077

		3,859,077
FOOD PRODUCTS — 5.86%
Alicorp SAA[b]	3,338,461	5,649,018
Casa Grande SAA[b]	818,650	921,876

		6,570,894
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 2.79%
Edegel SAA	3,880,196	3,127,614

		3,127,614
METALS & MINING — 41.70%
Cia. de Minas Buenaventura SAA ADR	1,033,643	4,899,468
Cia. Minera Atacocha SAA Class Bb	18,679,772	564,628
Cia. Minera Milpo SAA	5,634,276	2,754,943
Corp. Aceros Arequipa SA	9,819,658	872,988
Fortuna Silver Mines Inc.[b]	1,212,162	2,976,585
Hochschild Mining PLC[b]	2,818,154	2,163,507
Minsur SA	9,184,864	1,769,199
Pan American Silver Corp.	45,000	313,934
Sociedad Minera Cerro Verde SAA[b]	193,195	3,245,676
Southern Copper Corp.	975,092	25,089,117
Tahoe Resources Inc.	35,000	308,827
Volcan Cia. Minera SAA Class B	22,748,644	1,779,713

		46,738,585

Security	Shares	Value

OIL, GAS & CONSUMABLE FUELS — 0.73%
Refineria La Pampilla SAA Relapasa[b]	21,117,599	$813,539

		813,539
TRADING COMPANIES & DISTRIBUTORS — 3.26%
Ferreycorp SAA	9,639,073	3,656,250

		3,656,250

TOTAL COMMON STOCKS
(Cost: $260,868,726)		111,001,013

SHORT-TERM INVESTMENTS — 0.04%

MONEY MARKET FUNDS — 0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[c,d]	52,578	52,578

		52,578

TOTAL SHORT-TERM INVESTMENTS (Cost: $52,578)		52,578

TOTAL INVESTMENTS IN SECURITIES — 99.08% (Cost: $260,921,304)		111,053,591
Other Assets, Less Liabilities — 0.92%		1,026,345

NET ASSETS — 100.00%		$112,079,936

ADR	— American Depositary Receipts

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

13

Schedule of Investments  (Unaudited)

iSHARES® MSCI BRAZIL SMALL-CAP ETF

November 30, 2015

Security	Shares	Value

COMMON STOCKS — 83.60%

AUTO COMPONENTS — 3.95%
Mahle-Metal Leve SA	75,900	$513,250
Tupy SA	96,600	492,755

		1,006,005
COMMERCIAL SERVICES & SUPPLIES — 4.50%
Contax Participacoes SA Units	72,495	12,764
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	103,510	1,135,775

		1,148,539
CONSTRUCTION MATERIALS — 0.96%
Magnesita Refratarios SAa	324,300	245,779

		245,779
DIVERSIFIED CONSUMER SERVICES — 3.74%
GAEC Educacao SA	62,100	198,874
Ser Educacional SAb	69,000	152,302
Somos Educacao SA	172,500	601,726

		952,902
ELECTRIC UTILITIES — 3.67%
Alupar Investimento SA Units	138,000	498,988
Light SA	158,700	437,363

		936,351
FOOD PRODUCTS — 11.52%
Marfrig Global Foods SAa	496,800	745,419
Minerva SAa	200,100	583,115
Sao Martinho SA	96,600	1,183,944
SLC Agricola SA	96,600	424,721
Tereos Internacional SAa	192	1,072

		2,938,271
HEALTH CARE PROVIDERS & SERVICES — 2.24%
Fleury SA	138,000	570,826

		570,826
HOTELS, RESTAURANTS & LEISURE — 1.05%
CVC Brasil Operadora e Agencia de Viagens SA	75,900	267,277

		267,277
HOUSEHOLD DURABLES — 13.01%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	496,800	936,844
Even Construtora e Incorporadora SA	427,800	445,392
EZ TEC Empreendimentos e Participacoes SA	103,589	346,279
Gafisa SAa	648,600	410,459

Security	Shares	Value

MRV Engenharia e Participacoes SA	558,900	$1,178,028

		3,317,002
INSURANCE — 0.96%
FPC Par Corretora de Seguros SA	89,700	244,001

		244,001
MACHINERY — 1.71%
Iochpe Maxion SA	117,300	435,514

		435,514
MEDIA — 6.35%
Multiplus SA	89,700	863,845
Smiles SA	82,800	756,194

		1,620,039
MULTILINE RETAIL — 0.77%
Magazine Luiza SA	7,727	17,411
Marisa Lojas SA	117,300	179,593

		197,004
OIL, GAS & CONSUMABLE FUELS — 0.90%
QGEP Participacoes SA	151,800	229,704

		229,704
REAL ESTATE MANAGEMENT & DEVELOPMENT — 8.59%
Aliansce Shopping Centers SA	138,000	398,979
BR Properties SA	310,500	827,979
Iguatemi Empresa de Shopping Centers SA	138,000	762,392
Sonae Sierra Brasil SA	48,300	200,282

		2,189,632
ROAD & RAIL — 2.63%
JSL SA	124,200	280,166
Rumo Logistica Operadora Multimodal SAa	255,303	390,885

		671,051
SOFTWARE — 2.66%
Linx SA	55,200	678,934

		678,934
SPECIALTY RETAIL — 5.12%
Cia. Hering	282,900	1,089,340
Via Varejo SA	241,500	215,689

		1,305,029
TEXTILES, APPAREL & LUXURY GOODS — 2.51%
Arezzo Industria e Comercio SA	82,800	464,830
Guararapes Confeccoes SA	13,800	175,544

		640,374

14

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI BRAZIL SMALL-CAP ETF

November 30, 2015

Security	Shares	Value

TRANSPORTATION INFRASTRUCTURE — 4.84%
Arteris SA	131,100	$326,508
EcoRodovias Infraestrutura e Logistica SA	427,800	570,932
Santos Brasil Participacoes SA Units	89,700	335,329

		1,232,769
WATER UTILITIES — 1.92%
Cia. de Saneamento de Minas Gerais-COPASA	117,300	489,392

		489,392

TOTAL COMMON STOCKS
(Cost: $27,804,868)		21,316,395

PREFERRED STOCKS — 15.83%

AIRLINES — 0.64%
GOL Linhas Aereas Inteligentes SA	186,300	162,110

		162,110
BANKS — 2.92%
Banco ABC Brasil SA	113,709	265,496
Banco do Estado do Rio Grande do Sul SA Class B	345,000	479,796

		745,292
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.53%
Oi SA	303,600	136,350

		136,350
ELECTRIC UTILITIES — 2.24%
Cia. Energetica do Ceara Class A	20,700	197,553
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	186,300	372,709

		570,262
MACHINERY — 2.69%
Marcopolo SA	848,700	487,279
Randon SA Implemetos e Participacoes	289,850	198,961

		686,240
METALS & MINING — 4.62%
Bradespar SA	434,700	590,123
Cia. Ferro Ligas da Bahia-Ferbasa	4,381	7,121
Metalurgica Gerdau SA	1,152,300	582,200

		1,179,444
TEXTILES, APPAREL & LUXURY GOODS — 2.19%
Alpargatas SA	282,900	558,025

		558,025

TOTAL PREFERRED STOCKS
(Cost: $6,870,247)		4,037,723

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[c,d]	12,570	$12,570

		12,570

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,570)		12,570

TOTAL INVESTMENTS IN SECURITIES — 99.48%
(Cost: $34,687,685)		25,366,688
Other Assets, Less Liabilities — 0.52%		132,525

NET ASSETS — 100.00%		$25,499,213

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

15

Schedule of Investments  (Unaudited)

iSHARES® MSCI CHINA ETF

November 30, 2015

Security	Shares	Value

COMMON STOCKS — 100.03%

AEROSPACE & DEFENSE — 0.20%
AviChina Industry & Technology Co. Ltd. Class H	4,411,000	$3,744,139

		3,744,139
AIR FREIGHT & LOGISTICS — 0.11%
Sinotrans Ltd. Class H	3,609,000	2,095,021

		2,095,021
AIRLINES — 0.34%
Air China Ltd. Class H	4,010,000	3,233,057
China Southern Airlines Co. Ltd. Class H	4,010,000	2,933,030

		6,166,087
AUTOMOBILES — 2.26%
Brilliance China Automotive Holdings Ltd.	6,416,000	8,160,754
Byd Co. Ltd. Class Ha,b	1,203,000	6,502,325
Chongqing Changan Automobile Co. Ltd. Class B	1,724,384	3,336,678
Dongfeng Motor Group Co. Ltd. Class H	5,614,000	7,633,119
Geely Automobile Holdings Ltd.[a]	10,025,000	5,263,418
Great Wall Motor Co. Ltd. Class Ha	6,215,500	7,625,102
Guangzhou Automobile Group Co. Ltd. Class H	3,208,000	3,070,629

		41,592,025
BANKS — 19.15%
Agricultural Bank of China Ltd. Class H	45,714,000	17,514,378
Bank of China Ltd. Class H	157,593,000	69,933,361
Bank of Communications Co. Ltd. Class H	17,243,200	12,011,594
China CITIC Bank Corp. Ltd. Class Hb	16,441,800	10,371,636
China Construction Bank Corp. Class H	167,618,000	115,248,929
China Everbright Bank Co. Ltd. Class H	6,817,000	3,077,871
China Merchants Bank Co. Ltd. Class H	9,223,150	21,677,874
China Minsheng Banking Corp. Ltd. Class H	11,629,300	11,146,318
Chongqing Rural Commercial Bank Co. Ltd. Class H	5,213,000	3,073,215
Industrial & Commercial Bank of China Ltd. Class H	146,766,000	88,794,760

		352,849,936
BEVERAGES — 0.20%
Tsingtao Brewery Co. Ltd. Class H	802,000	3,595,160

		3,595,160
CAPITAL MARKETS — 2.64%
China Cinda Asset Management Co. Ltd. Class H	17,644,000	6,532,328
China Everbright Ltd.	1,604,000	3,695,514
China Galaxy Securities Co. Ltd. Class H	6,616,500	6,025,902
CITIC Securities Co. Ltd. Class H	4,411,000	10,117,142
GF Securities Co. Ltd.[a,b]	2,726,800	6,605,990
Haitong Securities Co. Ltd. Class H	6,416,000	11,074,127
Huatai Securities Co. Ltd.[b,c]	1,924,800	4,658,086

		48,709,089

Security	Shares	Value

CHEMICALS — 0.14%
Sinopec Shanghai Petrochemical Co. Ltd. Class Hb	7,218,000	$2,579,204

		2,579,204
COMMERCIAL SERVICES & SUPPLIES — 0.40%
China Everbright International Ltd.	4,812,000	7,287,570

		7,287,570
COMMUNICATIONS EQUIPMENT — 0.19%
ZTE Corp. Class H	1,523,840	3,424,337

		3,424,337
CONSTRUCTION & ENGINEERING — 1.63%
China Communications Construction Co. Ltd. Class H	8,822,000	10,196,805
China Railway Construction Corp. Ltd. Class H	4,010,000	5,328,079
China Railway Group Ltd. Class H	8,020,000	6,662,685
China State Construction International Holdings Ltd.	4,010,000	6,052,283
Sinopec Engineering Group Co. Ltd. Class H	2,406,000	1,862,241

		30,102,093
CONSTRUCTION MATERIALS — 0.52%
Anhui Conch Cement Co. Ltd. Class H	2,406,000	6,564,400
China National Building Material Co. Ltd. Class H	5,614,000	3,012,692

		9,577,092
DIVERSIFIED CONSUMER SERVICES — 0.30%
New Oriental Education & Technology Group Inc. ADR	131,528	3,816,943
TAL Education Group Class A ADR[b]	40,100	1,766,004

		5,582,947
DIVERSIFIED FINANCIAL SERVICES — 0.17%
Far East Horizon Ltd.[a]	3,609,000	3,133,221

		3,133,221
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.84%
Alibaba Health Information Technology Ltd.[a,b]	4,812,000	3,681,030
China Communications Services Corp. Ltd. Class H	4,812,800	1,856,342
China Telecom Corp. Ltd. Class H	27,268,000	13,366,753
China Unicom Hong Kong Ltd.	12,030,000	14,897,929

		33,802,054
ELECTRICAL EQUIPMENT — 0.36%
Zhuzhou CSR Times Electric Co. Ltd. Class H	1,002,500	6,621,302

		6,621,302
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.53%
AAC Technologies Holdings Inc.[a]	1,403,500	9,840,134

		9,840,134

16

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CHINA ETF

November 30, 2015

Security	Shares	Value

ENERGY EQUIPMENT & SERVICES — 0.22%
China Oilfield Services Ltd. Class H	4,010,000	$3,988,300

		3,988,300
FOOD & STAPLES RETAILING — 0.47%
China Resources Beer Holdings Co. Ltd.	2,458,000	4,781,589
Sun Art Retail Group Ltd.[a]	4,812,000	3,780,350

		8,561,939
FOOD PRODUCTS — 1.61%
China Huishan Dairy Holdings Co. Ltd.[a]	12,431,000	4,618,358
China Mengniu Dairy Co. Ltd.	5,614,000	8,936,688
Imperial Pacific International Holdings Ltd.[b]	28,080,000	901,956
Tingyi Cayman Islands Holding Corp.[a]	4,010,000	5,803,985
Want Want China Holdings Ltd.[a]	12,030,000	9,450,874

		29,711,861
GAS UTILITIES — 0.93%
China Gas Holdings Ltd.[a]	3,208,000	4,560,422
China Resources Gas Group Ltd.	1,604,000	4,479,724
ENN Energy Holdings Ltd.	1,604,000	8,131,786

		17,171,932
HEALTH CARE EQUIPMENT & SUPPLIES — 0.12%
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	3,208,000	2,276,073

		2,276,073
HEALTH CARE PROVIDERS & SERVICES — 0.71%
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	1,363,400	2,993,449
Sinopharm Group Co. Ltd. Class H	2,406,000	10,102,658

		13,096,107
HOUSEHOLD DURABLES — 0.23%
Haier Electronics Group Co. Ltd.	2,406,000	4,314,192

		4,314,192
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.95%
CGN Power Co. Ltd. Class Hc	18,045,000	6,983,404
China Longyuan Power Group Corp. Ltd.	6,416,000	5,338,425
China Power International Development Ltd.	6,416,000	3,418,247
China Resources Power Holdings Co. Ltd.	4,010,000	7,552,422
Datang International Power Generation Co. Ltd. Class H	5,614,000	1,810,512
Huadian Power International Corp. Ltd. Class H	3,208,000	2,027,774
Huaneng Power International Inc. Class H	7,218,000	6,294,375
Huaneng Renewables Corp. Ltd. Class H	8,020,000	2,400,222

		35,825,381
INDUSTRIAL CONGLOMERATES — 1.70%
Beijing Enterprises Holdings Ltd.	1,002,500	6,252,733
CITIC Ltd.	8,822,000	15,477,293
Fosun International Ltd.	4,210,500	7,517,247
Shanghai Industrial Holdings Ltd.	802,000	2,095,021

		31,342,294

Security	Shares	Value

INSURANCE — 9.13%
China Life Insurance Co. Ltd. Class H	14,837,000	$51,198,698
China Pacific Insurance Group Co. Ltd. Class H	5,213,000	21,451,983
China Taiping Insurance Holdings Co. Ltd.[b]	3,208,124	9,663,336
New China Life Insurance Co. Ltd. Class H	1,563,900	6,475,943
People’s Insurance Co. Group of China Ltd. (The) Class H	12,832,000	6,621,302
PICC Property & Casualty Co. Ltd. Class H	7,218,308	15,662,116
Ping An Insurance Group Co. of China Ltd. Class H	10,426,000	57,093,209

		168,166,587
INTERNET & CATALOG RETAIL — 1.88%
Ctrip.com International Ltd.[b]	142,756	15,276,319
JD.com Inc. ADR[b]	341,251	10,469,581
Qunar Cayman Islands Ltd. ADR[b]	53,333	2,401,585
Vipshop Holdings Ltd. ADR[b]	396,188	6,548,988

		34,696,473
INTERNET SOFTWARE & SERVICES — 20.57%
58.com Inc. ADR[b]	73,784	4,442,535
Alibaba Group Holding Ltd. ADR[b]	1,000,495	84,121,620
Baidu Inc.[b]	275,086	59,960,495
Netease Inc.	78,596	13,098,809
Qihoo 360 Technology Co. Ltd. ADR[b]	93,032	6,316,873
SouFun Holdings Ltd. ADR	249,021	1,668,441
Tencent Holdings Ltd.	10,265,600	204,333,372
Youku Tudou Inc.[b]	119,498	3,210,911
YY Inc. ADR[b]	29,273	1,773,358

		378,926,414
IT SERVICES — 0.15%
TravelSky Technology Ltd. Class H	1,604,000	2,743,702

		2,743,702
MACHINERY — 1.44%
China Conch Venture Holdings Ltd.	2,606,500	5,467,230
China International Marine Containers Group Co. Ltd. Class H	1,002,500	1,753,610
CRRC Corp. Ltd. Class H	8,822,650	11,290,151
Haitian International Holdings Ltd.	1,203,000	1,868,449
Shanghai Electric Group Co. Ltd. Class Ha	6,448,000	4,000,913
Weichai Power Co. Ltd. Class H	2,005,000	2,069,157

		26,449,510
MARINE — 0.39%
China COSCO Holdings Co. Ltd. Class Ha,b	5,916,000	3,770,024
China Shipping Container Lines Co. Ltd. Class Ha,b	8,568,000	3,437,391

		7,207,415
MEDIA — 0.27%
Alibaba Pictures Group Ltd.[a,b]	20,050,000	4,888,383

		4,888,383
METALS & MINING — 0.47%
Aluminum Corp. of China Ltd. Class Ha,b	8,020,000	2,555,409
Jiangxi Copper Co. Ltd. Class H	2,807,000	3,356,689

17

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CHINA ETF

November 30, 2015

Security	Shares	Value

Zijin Mining Group Co. Ltd. Class H	11,228,000	$2,809,915

		8,722,013
OIL, GAS & CONSUMABLE FUELS — 6.57%
China Coal Energy Co. Ltd. Class Ha	5,213,000	2,098,125
China Petroleum & Chemical Corp. Class H	50,527,000	30,960,371
China Shenhua Energy Co. Ltd. Class H	6,817,000	10,640,639
CNOOC Ltd.	35,689,000	39,501,238
Inner Mongolia Yitai Coal Co. Ltd. Class B	1,796,174	1,323,780
Kunlun Energy Co. Ltd.	6,416,000	5,619,830
PetroChina Co. Ltd. Class H	40,902,000	29,072,687
Yanzhou Coal Mining Co. Ltd. Class Ha	4,010,000	1,831,204

		121,047,874
PAPER & FOREST PRODUCTS — 0.10%
Nine Dragons Paper (Holdings) Ltd.	3,208,000	1,866,379

		1,866,379
PERSONAL PRODUCTS — 0.77%
Hengan International Group Co. Ltd.	1,403,500	14,103,890

		14,103,890
PHARMACEUTICALS — 1.40%
China Medical System Holdings Ltd.[a]	2,406,000	3,320,997
CSPC Pharmaceutical Group Ltd.	8,020,000	7,542,076
Luye Pharma Group Ltd.[a,b]	2,606,500	2,269,606
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	802,000	2,596,792
Sihuan Pharmaceutical Holdings Group Ltd.	7,775,000	1,002,973
Sino Biopharmaceutical Ltd.	9,624,000	9,075,322

		25,807,766
REAL ESTATE MANAGEMENT & DEVELOPMENT — 5.38%
China Jinmao Holdings Group Ltd.	7,218,000	2,188,133
China Overseas Land & Investment Ltd.	8,020,000	26,588,665
China Resources Land Ltd.	5,614,665	15,101,460
China Vanke Co. Ltd. Class Ha	2,606,531	6,496,195
Country Garden Holdings Co. Ltd.	11,228,727	4,215,145
Dalian Wanda Commercial Properties Co. Ltd. Class Hc	1,162,900	6,908,139
Evergrande Real Estate Group Ltd.[a]	8,822,000	6,953,401
Goldin Properties Holdings Ltd.[a,b]	2,917,475	2,295,757
Guangzhou R&F Properties Co. Ltd. Class H	2,085,200	2,348,286
Longfor Properties Co. Ltd.	3,007,500	4,120,208
New World China Land Ltd.	5,614,000	3,852,770
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	284,209	1,136,836
Shimao Property Holdings Ltd.	2,807,000	4,685,606
Shui On Land Ltd.	7,218,000	1,992,598
Sino-Ocean Land Holdings Ltd.	6,817,000	3,825,354
SOHO China Ltd.	4,210,500	1,716,366
Sunac China Holdings Ltd.	3,609,000	2,406,947
Yuexiu Property Co. Ltd.[a]	13,634,320	2,286,472

		99,118,338
ROAD & RAIL — 0.16%
CAR Inc.[b]	1,604,000	3,008,554

		3,008,554

Security	Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.52%
GCL-Poly Energy Holdings Ltd.[a,b]	21,654,000	$4,106,241
Hanergy Thin Film Power Group Ltd.[a,b]	23,241,000	30
Semiconductor Manufacturing International Corp.[b]	52,531,000	5,488,956

		9,595,227
SOFTWARE — 0.23%
Kingsoft Corp. Ltd.[a]	1,604,000	4,262,463

		4,262,463
SPECIALTY RETAIL — 0.22%
GOME Electrical Appliances Holding Ltd.[a]	23,659,000	4,059,168

		4,059,168
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.78%
Lenovo Group Ltd.[a]	13,634,000	14,422,023

		14,422,023
TEXTILES, APPAREL & LUXURY GOODS — 1.11%
Anta Sports Products Ltd.	2,005,000	6,065,216
Belle International Holdings Ltd.	9,223,000	8,066,608
Shenzhou International Group Holdings Ltd.	1,203,000	6,316,101

		20,447,925
TRANSPORTATION INFRASTRUCTURE — 1.23%
Beijing Capital International Airport Co. Ltd. Class H	3,212,000	3,584,105
China Merchants Holdings International Co. Ltd.	2,406,000	7,821,413
COSCO Pacific Ltd.	4,080,000	5,277,402
Jiangsu Expressway Co. Ltd. Class H	2,406,000	3,116,150
Zhejiang Expressway Co. Ltd. Class H	2,406,000	2,923,718

		22,722,788
WATER UTILITIES — 0.79%
Beijing Enterprises Water Group Ltd.	8,822,000	6,896,499
Guangdong Investment Ltd.	5,614,000	7,662,088

		14,558,587
WIRELESS TELECOMMUNICATION SERVICES — 7.55%
China Mobile Ltd.	12,230,500	138,998,194

		138,998,194

TOTAL COMMON STOCKS (Cost: $1,980,831,557)		1,842,809,163

SHORT-TERM INVESTMENTS — 4.90%

MONEY MARKET FUNDS — 4.90%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[d,e,f]	85,331,895	85,331,895

18

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CHINA ETF

November 30, 2015

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[d,e,f]	4,386,971	$4,386,971
BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[d,e]	567,267	567,267

		90,286,133

TOTAL SHORT-TERM INVESTMENTS (Cost: $90,286,133)		90,286,133

TOTAL INVESTMENTS IN SECURITIES — 104.93% (Cost: $2,071,117,690)		1,933,095,296
Other Assets, Less Liabilities — (4.93)%		(90,801,965)

NET ASSETS — 100.00%		$1,842,293,331

ADR	— American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of November 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
H-Shares Index	89	Dec. 2015	Hong Kong Futures	$5,625,681	$(214,410)

See accompanying notes to schedules of investments.

19

Schedule of Investments  (Unaudited)

iSHARES® MSCI CHINA SMALL-CAP ETF

November 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.81%

AEROSPACE & DEFENSE — 0.26%
AVIC International Holding HK Ltd.[a,b]	624,000	$70,031

		70,031
AIR FREIGHT & LOGISTICS — 0.16%
Guangdong Yueyen Transportaion Co. Ltd. Class H	36,000	27,725
Shenzhen Chiwan Petroleum Class B	7,200	15,000

		42,725
AIRLINES — 0.26%
Shandong Airlines Co. Ltd. Class B	27,600	72,134

		72,134
AUTO COMPONENTS — 3.14%
Chaowei Power Holdings Ltd.[a,b]	108,000	74,118
Double Coin Holdings Ltd. Class B	52,800	60,667
Hunan Tyen Machinery Co. Ltd. Class Ba	50,400	29,534
Launch Tech Co. Ltd.[a]	24,000	37,400
Minth Group Ltd.	144,000	289,042
Nexteer Automotive Group Ltd.	144,000	158,825
Tianneng Power International Ltd.[a]	144,000	119,072
Xinchen China Power Holdings Ltd.[a,b]	96,000	21,672
Xingda International Holdings Ltd.	96,000	20,681
Zhejiang Shibao Co. Ltd. Class H	34,000	45,965

		856,976
AUTOMOBILES — 0.16%
Qingling Motors Co. Ltd. Class H	144,000	43,839

		43,839
BANKS — 0.31%
Bank of Chongqing Co. Ltd. Class H	114,000	83,530

		83,530
BEVERAGES — 0.65%
Anhui Gujing Distillery Co. Ltd. Class B	24,000	73,127
Dynasty Fine Wines Group Ltd.[a,b]	128,000	10,700
Tibet 5100 Water Resources Holdings Ltd.	312,000	92,973

		176,800
BIOTECHNOLOGY — 0.64%
China Regenerative Medicine International Ltd.[a,b]	2,340,000	131,309
Essex Bio-technology Ltd.	48,000	28,669
Shanghai Haohai Biological Technology Co. Ltd.	2,400	14,087

		174,065
BUILDING PRODUCTS — 1.20%
Bolina Holding Co. Ltd.[b]	96,000	24,768
China Fangda Group Co. Ltd. Class B	78,500	64,810

Security	Shares	Value

China Lesso Group Holdings Ltd.[b]	204,000	$162,369
Far East Global Group Ltd.[b]	144,000	22,291
Luoyang Glass Co. Ltd. Class Ha,b	48,000	32,508
Yuanda China Holdings Ltd.	432,000	20,062

		326,808
CAPITAL MARKETS — 0.95%
Central China Securities Co. Ltd. Class H	240,000	137,153
CIAM Group Ltd.	240,000	46,440
Guolian Securities Co. Ltd.[a]	24,000	14,396
Noah Holdings Ltd. ADR[a]	1,836	60,441

		258,430
CHEMICALS — 3.07%
Bloomage BioTechnology Corp. Ltd.[b]	30,000	68,576
Century Sunshine Group Holdings Ltd.	321,250	36,883
China BlueChemical Ltd. Class H	360,000	97,988
China Lumena New Materials Corp.[a,b]	868,000	11,197
China Sanjiang Fine Chemicals Co. Ltd.[a,b]	132,000	23,669
Danhua Chemical Technology Co. Ltd. Class Ba	40,800	27,622
Dongyue Group Ltd.	240,000	63,468
Fufeng Group Ltd.[b]	192,600	91,679
Huabao International Holdings Ltd.[b]	396,000	125,666
Hubei Sanonda Co. Ltd. Class B	49,000	43,109
Ko Yo Chemical Group Ltd.[a]	192,000	12,632
Shanghai Chlor-Alkali Chemical Co. Ltd. Class Ba	78,000	56,238
Sinofert Holdings Ltd.	408,000	63,158
Yingde Gases Group Co. Ltd.	216,000	89,165
Yip’s Chemical Holdings Ltd.[b]	72,000	27,864

		838,914
COMMERCIAL SERVICES & SUPPLIES — 1.36%
Beijing Development HK Ltd.[a,b]	108,000	28,561
Broad Greenstate International Co. Ltd.[b]	192,000	44,335
Capital Environment Holdings Ltd.[a,b]	762,000	42,268
Dongjiang Environmental Co. Ltd. Class H	38,500	64,366
Dynagreen Environmental Protection Group Co. Ltd. Class Ha	72,000	40,031
Shanghai Youngsun Investment Co. Ltd. Class B	20,400	52,183
Tianjin Capital Environmental Protection Group Co. Ltd. Class H	72,000	60,000
Yestar International Holdings Co. Ltd.[b]	90,000	38,661

		370,405
COMMUNICATIONS EQUIPMENT — 1.60%
BYD Electronic International Co. Ltd.[a]	156,000	90,960
China All Access Holdings Ltd.[b]	264,000	85,140
China Fiber Optic Network System Group Ltd.[a,b]	313,600	33,173
Comba Telecom Systems Holdings Ltd.	192,000	36,161
Eastern Communications Co. Ltd. Class B	61,200	51,224
Nanjing Panda Electronics Co. Ltd. Class H	48,000	42,787
Shanghai Potevio Co. Ltd. Class Ba	22,800	41,678
Trigiant Group Ltd.[b]	144,000	30,465
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co.[c]	24,000	25,666

		437,254
CONSTRUCTION & ENGINEERING — 0.71%
Baoye Group Co. Ltd. Class H	48,000	32,941
Beijing Urban Construction Design & Development Group Co. Ltd.[c]	48,000	30,031
China Singyes Solar Technologies Holdings Ltd.[b]	84,400	58,031

20

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

November 30, 2015

Security	Shares	Value

Concord New Energy Group Ltd.[b]	720,000	$46,440
HKC Holdings Ltd.[a]	1,164,000	26,878

		194,321
CONSTRUCTION MATERIALS — 1.26%
Asia Cement China Holdings Corp.	102,000	28,026
China National Materials Co. Ltd. Class H	216,000	45,697
China Shanshui Cement Group Ltd.[a,b]	480,000	71,208
Dongpeng Holdings Co. Ltd.[b]	60,000	22,369
Shanghai Yaohua Pilkington Glass Group Co. Ltd. Class B	37,200	26,524
TCC International Holdings Ltd.	313,000	57,739
West China Cement Ltd.[a]	456,000	91,177

		342,740
CONSUMER FINANCE — 0.56%
Credit China Holdings Ltd.[b]	336,000	116,595
Differ Group Holding Co. Ltd.[a]	60,000	35,295

		151,890
CONTAINERS & PACKAGING — 1.07%
AMVIG Holdings Ltd.[b]	96,000	44,459
CPMC Holdings Ltd.	84,000	50,062
Foshan Huaxin Packaging Co. Ltd.	39,100	37,512
Greatview Aseptic Packaging Co. Ltd.	204,000	88,158
Huajun Holdings Ltd.	288,000	36,780
Overseas Chinese Town Asia Holdings Ltd.	48,000	20,310
Sheen Tai Holdings Group Co. Ltd.	96,000	13,994

		291,275
DISTRIBUTORS — 0.86%
China Animation Characters Co. Ltd.[a]	24,000	21,548
China Beidahuang Industry Group Holdings Ltd.[a]	216,000	50,712
Dah Chong Hong Holdings Ltd.[b]	168,000	84,521
Xinhua Winshare Publishing and Media Co. Ltd. Class H	84,000	77,694

		234,475
DIVERSIFIED CONSUMER SERVICES — 0.61%
China Maple Leaf Educational Systems Ltd.[b]	96,000	37,152
Fu Shou Yuan International Group Ltd.[b]	168,000	108,576
Tarena International Inc. ADR[a]	2,088	21,653

		167,381
DIVERSIFIED FINANCIAL SERVICES — 0.25%
China Merchants China Direct Investments Ltd.	30,075	49,505
Min Xin Holdings Ltd.	24,000	19,752

		69,257
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.24%
APT Satellite Holdings Ltd.	78,000	66,107

		66,107
ELECTRIC UTILITIES — 1.28%
Jiangsu Future Land Co. Ltd. Class Ba	142,800	316,445

Security	Shares	Value

Shenzhen Nanshan Power Co. Ltd.[a]	40,800	$33,684

		350,129
ELECTRICAL EQUIPMENT — 3.99%
Boer Power Holdings Ltd.[b]	60,000	116,719
China Energine International Holdings Ltd.	336,000	31,208
China High Speed Transmission Equipment Group Co. Ltd.[a]	192,000	161,735
FDG Electric Vehicles Ltd.[a,b]	2,400,000	154,800
Foshan Electrical and Lighting Co. Ltd. Class B	57,640	58,964
Guodian Technology & Environment Group Corp. Ltd. Class Ha	60,000	5,728
Hangzhou Steam Turbine Co. Ltd. Class B	88,424	140,369
Harbin Electric Co. Ltd. Class Hb	144,000	72,075
Jiangnan Group Ltd.[b]	384,000	81,734
Tech Pro Technology Development Ltd.[a,b]	984,000	252,602
Trony Solar Holdings Co. Ltd.[a,b]	216,000	13,932

		1,089,866
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.55%
Anxin-China Holdings Ltd.[a,b]	672,000	23,805
AVIC International Holdings Ltd. Class H	49,184	29,947
China Aerospace International Holdings Ltd.[b]	384,000	60,434
China Innovationpay Group Ltd.[a,b]	816,000	47,369
Digital China Holdings Ltd.	168,000	191,580
INESA Electron Co. Ltd. Class Ba	60,000	43,320
Ju Teng International Holdings Ltd.	168,000	91,239
Kingboard Chemical Holdings Ltd.	132,000	190,032
Kingboard Laminates Holdings Ltd.	180,000	76,161
PAX Global Technology Ltd.	156,000	192,989
Sunny Optical Technology Group Co. Ltd.[b]	132,000	300,373
Technovator International Ltd.[a,b]	72,000	46,533
Tongda Group Holdings Ltd.	600,000	110,682
Wasion Group Holdings Ltd.	96,000	109,474

		1,513,938
ENERGY EQUIPMENT & SERVICES — 0.43%
Anton Oilfield Services Group/Hong Kong[a,b]	216,000	25,635
Hilong Holding Ltd.	96,000	17,461
Honghua Group Ltd.[a]	336,000	23,839
Shandong Molong Petroleum Machinery Co. Ltd. Class Ha	57,600	25,784
Wison Engineering Services Co. Ltd.[a]	204,000	23,684

		116,403
FOOD & STAPLES RETAILING — 0.38%
Lianhua Supermarket Holdings Co. Ltd. Class Ha	84,000	35,433
Wumart Stores Inc. Class Ha	96,000	68,979

		104,412
FOOD PRODUCTS — 3.06%
Biostime International Holdings Ltd.[b]	36,000	60,651
Changshouhua Food Co. Ltd.[b]	60,000	36,920
China Agri-Industries Holdings Ltd.[a]	372,000	130,047
China Foods Ltd.[a]	168,000	78,452
China Huiyuan Juice Group Ltd.[a]	150,000	80,883
China Modern Dairy Holdings Ltd.[b]	420,000	116,487
China Yurun Food Group Ltd.[a,b]	276,000	54,118
Honworld Group Ltd.[c]	36,000	23,870
Leyou Technologies Holdings Ltd.[a,b]	480,000	43,963
Shandong Zhonglu Oceanic Fisheries Co. Ltd.	37,200	40,310

21

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

November 30, 2015

Security	Shares	Value

Shanghai Greencourt Investment Group Co. Ltd. Class Ba	69,600	$47,676
Shenguan Holdings Group Ltd.	264,000	38,143
Tenwow International Holdings Ltd.[b]	120,000	39,783
YuanShengTai Dairy Farm Ltd.[a,b]	576,000	43,839

		835,142
GAS UTILITIES — 0.83%
Binhai Investment Co. Ltd.	62,400	21,412
China Oil and Gas Group Ltd.[a,b]	976,000	75,542
Towngas China Co. Ltd.	216,000	130,404

		227,358
HEALTH CARE EQUIPMENT & SUPPLIES — 0.48%
Lifetech Scientific Corp.[a,b]	360,000	64,551
Microport Scientific Corp.[a]	108,000	42,493
PW Medtech Group Ltd.[a]	120,000	24,768

		131,812
HEALTH CARE PROVIDERS & SERVICES — 1.79%
China Jiuhao Health Industry Corp. Ltd.	480,000	40,867
China NT Pharma Group Co.Ltd.[a,b]	156,000	39,846
China Pioneer Pharma Holdings Ltd.[b]	96,000	44,706
Golden Meditech Holdings Ltd.	336,000	51,580
Harmonicare Medical Holdings Ltd.	28,884	27,945
iKang Healthcare Group Inc. ADR[a]	3,168	61,776
Phoenix Healthcare Group Co. Ltd.	72,000	103,468
Universal Health International Group Holding Ltd.[b]	216,000	81,084
Universal Medical Financial & Technical Advisory Services Co. Ltd.[a,c]	48,000	36,966

		488,238
HOTELS, RESTAURANTS & LEISURE — 2.83%
500.com Ltd. ADR[a]	1,776	35,520
Ajisen (China) Holdings Ltd.[b]	72,000	30,558
China LotSynergy Holdings Ltd.[b]	1,440,000	69,660
China Travel International Investment Hong Kong Ltd.	480,000	196,286
China Vanguard Group Ltd.[a,b]	300,000	35,217
Haichang Ocean Park Holdings Ltd.[a,b,c]	252,000	56,564
Huangshan Tourism Development Co. Ltd. Class B	31,200	56,815
REXLot Holdings Ltd.[b]	2,975,000	38,377
Shanghai Jin Jiang International Hotels Group Co. Ltd. Class H	240,000	91,641
Shanghai Jinjiang International Travel Co. Ltd. Class B	12,000	58,680
Tarena International Inc. ADR[a]	1,836	56,641
Xiabuxiabu Catering Management China Holdings Co. Ltd.[c]	60,000	27,864
Zhuhai Holdings Investment Group Ltd.	120,000	19,040

		772,863
HOUSEHOLD DURABLES — 2.23%
China Creative Home Group Ltd.	144,000	14,489
Hefei Meiling Co. Ltd. Class B	25,236	16,766
Hisense Kelon Electrical Holdings Co. Ltd. Class Ha	84,000	43,777
Konka Group Co. Ltd. Class B	126,000	64,853
Ozner Water International Holding Ltd.[a,b,c]	108,000	29,954
Skyworth Digital Holdings Ltd.	360,000	237,308
TCL Multimedia Technology Holdings Ltd.[b]	96,000	54,366
Welling Holding Ltd.	241,600	43,010
Wuxi Little Swan Co. Ltd. Class B	18,000	40,797

Security	Shares	Value

Yuxing InfoTech Investment Holdings Ltd.[b]	216,000	$62,415

		607,735
HOUSEHOLD PRODUCTS — 0.35%
Vinda International Holdings Ltd.[b]	48,000	96,843

		96,843
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.18%
Canvest Environment Protection Group Co. Ltd.[a,b]	108,000	43,328
CGN Meiya Power Holdings Co. Ltd.[a,c]	192,000	39,876
China Datang Corp. Renewable Power Co. Ltd. Class Ha	540,000	63,391
China Power New Energy Development Co. Ltd.[b]	960,000	68,112
Huadian Energy Co. Ltd. Class Ba	87,600	50,020
Kong Sun Holdings Ltd.[a]	600,000	58,050

		322,777
INDUSTRIAL CONGLOMERATES — 0.11%
Chongqing Machinery & Electric Co. Ltd. Class H	216,000	29,536

		29,536
INTERNET & CATALOG RETAIL — 0.68%
Cogobuy Group[a,b,c]	84,000	112,261
E-Commerce China Dangdang Inc. ADR[a]	3,048	21,580
Jumei International Holding Ltd. ADR[a]	5,976	52,409

		186,250
INTERNET SOFTWARE & SERVICES — 2.91%
21Vianet Group Inc. ADR[a]	5,784	120,481
Bitauto Holdings Ltd. ADR[a]	2,880	77,328
HC International Inc.[a,b]	72,000	43,189
Momo Inc. ADR[a]	3,036	40,288
Pacific Online Ltd.	96,900	32,625
Phoenix New Media Ltd. ADR[a]	1,896	9,290
Renren Inc.[a]	4,548	15,509
Sina Corp.[a]	4,860	245,770
Sino-I Technology Ltd.[a]	1,440,000	23,034
Sohu.com Inc.[a]	2,796	140,499
Tian Ge Interactive Holdings Ltd.[b,c]	84,000	33,592
Wowo Ltd. ADR	1,860	13,448

		795,053
IT SERVICES — 1.42%
AGTech Holdings Ltd.[a,b]	384,000	83,716
Chinasoft International Ltd.[a,b]	288,000	131,889
Hi Sun Technology (China) Ltd.[a,b]	360,000	74,768
HNA International Investment Holdings Ltd.[a]	840,000	48,220
Peace Map Holding Ltd.[a]	1,200,000	48,762

		387,355
LEISURE PRODUCTS — 0.64%
Goodbaby International Holdings Ltd.[a]	144,000	56,099
Jinshan Development & Construction Co. Ltd. Class Ba	31,800	29,065
Shenzhen China Bicycle Co. Holdings Ltd.[a]	48,000	36,347
Zhonglu Co. Ltd. Class Ba	16,860	53,767

		175,278

22

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

November 30, 2015

Security	Shares	Value

MACHINERY — 3.24%
Changchai Co. Ltd. Class B	32,400	$21,985
China Huarong Energy Co. Ltd.[a,b]	648,000	24,660
China Ocean Shipbuilding Industry Group Ltd.[a]	1,620,000	52,245
China Textile Machinery Co. Ltd. Class B	54,000	39,312
CIMC Enric Holdings Ltd.[b]	96,000	61,920
Dalian Refrigeration Co. Ltd. Class B	18,200	19,839
EVA Precision Industrial Holdings Ltd.[b]	216,000	47,090
First Tractor Co. Ltd. Class Hb	72,000	48,483
Huangshi Dongbei Electrical Appliance Co. Ltd. Class Ba	21,600	41,753
Jingwei Textile Machinery Class H	24,000	37,152
Kama Co. Ltd.[a]	45,815	54,336
Lonking Holdings Ltd.[b]	372,000	61,904
Sany Heavy Equipment International Holdings Co. Ltd.[a,b]	180,000	39,009
Shang Gong Group Co. Ltd. Class Ba	46,800	53,118
Shanghai Diesel Engine Co. Ltd. Class B	67,245	54,872
Shanghai Highly Group Co. Ltd. Class B	52,800	41,237
Shanghai Lingang Holdings Corp. Ltd. Class Ba	20,600	34,114
Shanghai Prime Machinery Co. Ltd. Class H	144,000	26,192
Shanghai Shibei Hi-Tech Co. Ltd. Class B	44,400	52,925
Sinotruk Hong Kong Ltd.	132,000	51,765
Zhengzhou Coal Mining Machinery Group Co. Ltd. Class H	43,200	20,285

		884,196
MARINE — 0.57%
Chu Kong Shipping Enterprises Group Co. Ltd.	24,000	7,183
COSCO International Holdings Ltd.[b]	140,000	79,283
Seaspan Corp.	588	9,026
Sinotrans Shipping Ltd.	318,000	61,123

		156,615
MEDIA — 1.27%
AirMedia Group Inc. ADR[a]	1,452	7,914
Neo Telemedia Ltd.[a]	144,000	9,845
Phoenix Satellite Television Holdings Ltd.	264,000	63,004
Poly Culture Group Corp. Ltd. Class H	19,200	43,195
SMI Holdings Group Ltd.[b]	816,000	86,316
Viva China Holdings Ltd.[a,b]	485,600	45,103
Wisdom Sports Group[b]	132,000	90,248

		345,625
METALS & MINING — 2.28%
Bengang Steel Plates Co. Ltd. Class B	75,600	26,429
China Daye Non-Ferrous Metals Mining Ltd.[a]	1,152,000	23,034
China Metal Recycling Holdings Ltd.[a]	184,800	—
China Rare Earth Holdings Ltd.[a,b]	288,000	24,149
China Silver Group Ltd.[b]	120,000	31,889
Chongqing Iron & Steel Co. Ltd. Class Ha	120,000	19,195
CITIC Dameng Holdings Ltd.[a,b]	204,000	15,790
Da Ming International Holdings Ltd.	72,000	19,040
Honbridge Holdings Ltd.[a,b]	624,000	82,106
Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	78,000	67,704
MMG Ltd.[a,b]	336,000	69,784
North Mining Shares Co. Ltd.[a,b]	2,040,000	22,105
Real Gold Mining Ltd.[a,b]	126,000	163
Shougang Concord International Enterprises Co. Ltd.[a,b]	912,000	35,294
Shougang Fushan Resources Group Ltd.	480,000	64,397
Tiangong International Co. Ltd.	240,000	21,053
Xinjiang Xinxin Mining Industry Co. Ltd. Class Ha	96,000	10,279

Security	Shares	Value

Zhaojin Mining Industry Co. Ltd. Class Hb	168,000	$89,288

		621,699
MULTI-UTILITIES — 0.23%
Tianjin Development Holdings Ltd.	96,000	62,539

		62,539
MULTILINE RETAIL — 1.71%
Golden Eagle Retail Group Ltd.[b]	108,000	139,180
Intime Retail Group Co. Ltd.[b]	210,000	203,446
Maoye International Holdings Ltd.[b]	216,000	27,585
New World Department Store China Ltd.	84,000	13,328
Parkson Retail Group Ltd.	235,500	30,076
Springland International Holdings Ltd.[b]	228,000	53,530

		467,145
OIL, GAS & CONSUMABLE FUELS — 1.63%
AAG Energy Holdings Ltd.[a,c]	72,000	13,003
China Suntien Green Energy Corp. Ltd. Class Hb	360,000	58,979
Inner Mongolia Yitai Coal Co. Ltd. Class B	165,600	122,047
MIE Holdings Corp.[a,b]	168,000	20,805
Shanxi Guoxin Energy Corp. Ltd.	22,820	32,792
Sino Oil And Gas Holdings Ltd.[a]	2,160,000	56,843
Sinopec Kantons Holdings Ltd.[b]	192,000	101,301
Yanchang Petroleum International Ltd.[a]	1,320,000	38,483

		444,253
PAPER & FOREST PRODUCTS — 1.14%
Chengde Nanjiang Co. Ltd. Class Ba	121,800	53,368
China Forestry Holdings Co. Ltd.[a,b]	306,000	—
Lee & Man Paper Manufacturing Ltd.	264,000	151,890
Qunxing Paper Holdings Co. Ltd.[a]	148,000	1,718
Shandong Chenming Paper Holdings Ltd. Class B	90,023	58,065
Shandong Chenming Paper Holdings Ltd. Class H	66,000	45,209
Superb Summit International Group Ltd.[a]	59,500	768

		311,018
PHARMACEUTICALS — 4.81%
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	60,000	69,350
China Animal Healthcare Ltd.[a,b]	140,000	9,030
China Grand Pharmaceutical and Healthcare Holdings Ltd.[a,b]	192,000	46,811
China Shineway Pharmaceutical Group Ltd.[b]	72,000	93,809
China Traditional Chinese Medicine Co. Ltd.[a,b]	336,000	234,924
Consun Pharmaceutical Group Ltd.	84,000	51,904
Dawnrays Pharmaceutical Holdings Ltd.	96,000	75,047
Hua Han Bio-Pharmaceutical Holdings Ltd. Class Hb	867,960	124,283
Hutchison China Meditech Ltd.	996	40,930
Lee’s Pharmaceutical Holdings Ltd.	48,000	50,651
Livzon Pharmaceutical Group Inc. Class H	16,820	75,617
Real Nutriceutical Group Ltd.[b]	144,000	18,576
Shandong Luoxin Pharmaceutical Group Stock Co. Ltd. Class H	24,000	38,019
Shandong Xinhua Pharmaceutical Co. Ltd. Class H	28,000	17,590
Shanghai Dingli Technology Development Group Co. Ltd. Class B	31,200	21,341
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class Hb	60,000	61,688
SSY Group Ltd.[b]	384,255	97,651
Tong Ren Tang Technologies Co. Ltd. Class H	120,000	184,521

		1,311,742

23

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

November 30, 2015

Security	Shares	Value

PROFESSIONAL SERVICES — 0.13%
51job Inc. ADR[a]	1,080	$34,301

		34,301
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.73%
New Century REIT	48,000	18,019
Spring REIT	156,000	62,183
Yuexiu REIT	228,000	120,295

		200,497
REAL ESTATE MANAGEMENT & DEVELOPMENT — 12.54%
Agile Property Holdings Ltd.[b]	312,000	167,029
Beijing Capital Land Ltd. Class H	192,000	84,459
Beijing Enterprises Medical & Health Group Ltd.[a]	792,000	74,583
Beijing North Star Co. Ltd. Class H	144,000	46,997
Beijing Properties Holdings Ltd.[a,b]	480,000	34,675
C C Land Holdings Ltd.	264,000	72,880
Carnival Group International Holdings Ltd.[a,b]	608,000	69,020
Central China Real Estate Ltd.[b]	130,038	26,169
China Aoyuan Property Group Ltd.[b]	228,000	48,236
China Merchants Land Ltd.[b]	240,000	49,226
China Minsheng Drawin Technology Group Ltd.[a]	600,000	36,378
China New City Commercial Development Ltd.[a,b]	48,000	64,025
China New Town Development Co. Ltd.[a]	750,000	27,574
China Oceanwide Holdings Ltd.[a]	744,000	104,614
China Overseas Grand Oceans Group Ltd.	192,000	66,626
China SCE Property Holdings Ltd.	252,800	55,439
China Vast Industrial Urban Development Co. Ltd.[c]	72,000	25,170
CIFI Holdings Group Co. Ltd.[b]	528,000	115,109
Colour Life Services Group Co. Ltd.[b]	60,000	50,774
EverChina International Holdings Co. Ltd.[a]	600,000	23,220
Fantasia Holdings Group Co. Ltd.	342,000	39,706
Fullshare Holdings Ltd.[a]	690,000	156,657
Future Land Development Holdings Ltd.[b]	336,000	56,347
Gemdale Properties & Investment Corp. Ltd.[a,b]	1,032,000	57,911
Glorious Property Holdings Ltd.[a]	540,000	57,121
Greenland Hong Kong Holdings Ltd.[a,b]	168,000	69,350
Greentown China Holdings Ltd.[a]	90,000	90,906
Guangdong Land Holdings Ltd.[a]	120,000	29,412
Hopson Development Holdings Ltd.[a]	144,000	129,475
Hydoo International Holding Ltd.[b]	240,000	33,746
K Wah International Holdings Ltd.	120,000	51,858
Kaisa Group Holdings Ltd.[a,b]	420,000	27,090
KWG Property Holding Ltd.	234,000	167,230
Lai Fung Holdings Ltd.	900,000	15,209
Logan Property Holdings Co. Ltd.[b]	144,000	45,697
LVGEM China Real Estate Investment Co. Ltd.[a,b]	48,000	14,489
Madex International Holdings Ltd.[a]	1,440,000	38,452
Minmetals Land Ltd.[b]	264,000	26,904
Poly Property Group Co. Ltd.[b]	396,000	123,623
Powerlong Real Estate Holdings Ltd.	252,000	50,712
Redco Properties Group Ltd.[b,c]	72,000	51,270
Renhe Commercial Holdings Co. Ltd.[a,b]	2,952,000	142,803
Road King Infrastructure Ltd.	48,000	41,548
Shanghai Industrial Urban Development Group Ltd.[b]	312,000	57,555
Shenzhen Investment Ltd.	576,000	248,918
Shenzhen SEG Co. Ltd. Class Ba	54,000	39,010
Shenzhen Wongtee International Enterprise Co. Ltd. Class Ba	21,000	30,476
Sinolink Worldwide Holdings Ltd.[a]	384,000	49,041
Tian Shan Development Holding Ltd.	48,000	19,257

Security	Shares	Value

Top Spring International Holdings Ltd.	72,000	$33,065
Wanda Hotel Development Co. Ltd.[a,b]	276,000	40,945
Wuzhou International Holdings Ltd.[a,b]	48,000	5,139
Yuzhou Properties Co. Ltd.	276,440	67,042
Zall Development Group Ltd.[b]	324,000	52,663
Zhong An Real Estate Ltd.[a]	192,000	20,557

		3,423,387
ROAD & RAIL — 0.65%
Dazhong Transportation Group Co. Ltd. Class B	93,600	103,802
eHi Car Services Ltd. ADR[a]	1,188	16,882
Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	31,200	57,782

		178,466
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.24%
China Electronics Corp. Holdings Co. Ltd.[b]	192,000	69,846
Hua Hong Semiconductor Ltd.[a,c]	48,000	46,254
JA Solar Holdings Co. Ltd. ADR[a]	1,764	15,400
JinkoSolar Holding Co. Ltd.[a]	1,404	35,802
Shanghai Fudan Microelectronics Group Co. Ltd. Class Ha,b	48,000	36,595
Shunfeng International Clean Energy Ltd.[a]	408,000	127,896
United Photovoltaics Group Ltd.[a]	552,000	54,118
Vimicro International Corp. ADR[a]	912	12,111
Xinyi Solar Holdings Ltd.[b]	528,000	213,871

		611,893
SOFTWARE — 2.86%
Boyaa Interactive International Ltd.[b]	48,000	21,424
Changyou.com Ltd. ADR[a]	252	5,617
Chanjet Information Technology Co. Ltd. Class H	12,000	28,328
Cheetah Mobile Inc. ADR[a]	1,620	31,266
China City Railway Transportation Technology Holdings Co. Ltd.[a,b]	144,000	37,338
Feiyu Technology International Co. Ltd.[c]	72,000	18,205
iDreamsky Technology Ltd. ADR[a]	420	5,300
Kingdee International Software Group Co. Ltd.[b]	361,200	174,730
National Agricultural Holdings Ltd.[a,b]	144,000	71,146
NetDragon Websoft Inc.[b]	36,000	122,601
NQ Mobile Inc. ADR[a]	4,800	20,208
Ourgame International Holdings Ltd.	60,000	42,183
Shanghai Baosight Software Co. Ltd. Class B	22,890	96,230
Sinosoft Technology Group Ltd.	96,000	57,462
V1 Group Ltd.	672,000	48,545

		780,583
SPECIALTY RETAIL — 1.92%
Baoxin Auto Group Ltd.	156,000	64,799
Boshiwa International Holding Ltd.[a,b]	153,000	2,961
China Harmony New Energy Auto Holding Ltd.	156,000	120,945
China ZhengTong Auto Services Holdings Ltd.	180,000	73,607
Goldlion Holdings Ltd.	48,000	19,567
Hengdeli Holdings Ltd.[b]	480,000	66,254
Koradior Holdings Ltd.	24,000	32,075
Pou Sheng International Holdings Ltd.[a,b]	420,000	80,186
Zhongsheng Group Holdings Ltd.	132,000	63,344

		523,738
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.80%
Coolpad Group Ltd.[a]	528,000	94,675

24

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

November 30, 2015

Security	Shares	Value

Goldpac Group Ltd.[b]	60,000	$26,316
TCL Communication Technology Holdings Ltd.[b]	96,000	71,084
TPV Technology Ltd.[a]	192,000	27,245

		219,320
TEXTILES, APPAREL & LUXURY GOODS — 5.24%
361 Degrees International Ltd.	180,000	68,731
Best Pacific International Holdings Ltd.	72,000	28,514
Bosideng International Holdings Ltd.[b]	576,000	51,270
CECEP COSTIN New Materials Group Ltd.	108,000	14,211
China Dongxiang Group Co. Ltd.	588,000	147,153
China Jicheng Holdings Ltd.[a,b,c]	600,000	136,224
China Lilang Ltd.	84,000	65,666
Citychamp Watch & Jewellery Group Ltd.[a,b]	264,000	42,570
Cosmo Lady China Holdings Co. Ltd.[b,c]	96,000	93,499
Daphne International Holdings Ltd.[a]	192,000	35,666
Fuguiniao Co. Ltd. Class Hb	72,000	39,288
HOSA International Ltd.[b]	96,000	36,904
Lao Feng Xiang Co. Ltd. Class B	39,680	158,045
Li Ning Co. Ltd.[a,b]	276,000	144,196
Luthai Textile Co. Ltd. Class B	55,200	77,545
Peak Sport Products Co. Ltd.	144,000	45,325
Shanghai Haixin Group Co. Class B	84,000	70,728
Sijia Group Co.[a]	96,000	6,342
Texhong Textile Group Ltd.	54,000	37,965
Time Watch Investments Ltd.[b]	120,000	18,266
Weiqiao Textile Co. Class H	90,000	36,920
XTEP International Holdings Ltd.	126,000	75,093

		1,430,121
TRADING COMPANIES & DISTRIBUTORS — 0.94%
China Aircraft Leasing Group Holdings Ltd.[b]	36,000	37,570
China Chengtong Development Group Ltd.[a]	360,000	41,332
China Dynamics Holdings Ltd.[a]	600,000	39,474
China Seven Star Holdings Ltd.	360,000	43,653
CITIC Resources Holdings Ltd.[a,b]	528,200	59,961
Greater China Holdings Ltd.	48,000	33,437

		255,427
TRANSPORTATION INFRASTRUCTURE — 4.07%
Anhui Expressway Co. Ltd. Class H	96,000	80,991
Guangdong Provincial Expressway Development Co. Ltd. Class B	73,200	37,110
HNA Infrastructure Company Ltd. Class H	24,000	30,960
Hopewell Highway Infrastructure Ltd.	192,000	91,641
Jinzhou Port Co. Ltd. Class B	42,000	24,906
Shenzhen Chiwan Wharf Holdings Ltd. Class B	26,400	52,651
Shenzhen Expressway Co. Ltd. Class H	144,000	119,258
Shenzhen International Holdings Ltd.[b]	246,000	404,925
Sichuan Expressway Co. Ltd. Class H	192,000	64,892
Tianjin Port Development Holdings Ltd.	384,000	59,938
Xiamen International Port Co. Ltd. Class H	192,000	48,298
Yuexiu Transport Infrastructure Ltd.[b]	144,000	96,038

		1,111,608
WATER UTILITIES — 1.35%
China Water Affairs Group Ltd.	168,000	86,471
China Water Industry Group Ltd.[a,b]	240,000	46,749
CT Environmental Group Ltd.	480,000	157,896
Kangda International Environmental Co. Ltd.[a,c]	132,000	37,121

Security	Shares	Value

Sound Global Ltd.[a]	154,000	$39,732

		367,969

TOTAL COMMON STOCKS (Cost: $31,176,246)		27,242,487

RIGHTS — 0.01%

FOOD PRODUCTS — 0.00%
Ausnutria Dairy Corp. Ltd.[a]	2,400	—

		—
PERSONAL PRODUCTS — 0.00%
Real Nutriceutical Group Ltd.[a]	18,900	244

		244
TRANSPORTATION INFRASTRUCTURE — 0.01%
China Resources and Transportation Group Ltd.[a]	240,000	1,393

		1,393

TOTAL RIGHTS (Cost: $3,664)		1,637

SHORT-TERM INVESTMENTS — 37.00%

MONEY MARKET FUNDS — 37.00%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[d,e,f]	9,576,931	9,576,931
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[d,e,f]	492,357	492,357
BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[d,e]	29,329	29,329

		10,098,617

TOTAL SHORT-TERM INVESTMENTS (Cost: $10,098,617)		10,098,617

TOTAL INVESTMENTS IN SECURITIES — 136.82% (Cost: $41,278,527)		37,342,741
Other Assets, Less Liabilities — (36.82)%		(10,049,303)

NET ASSETS — 100.00%		$27,293,438

ADR	— American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

25

Schedule of Investments  (Unaudited)

iSHARES® MSCI DENMARK CAPPED ETF

November 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.57%

BANKS — 11.37%
Danske Bank A/S	201,656	$5,409,963
Jyske Bank A/S Registered[a]	26,368	1,198,647
Spar Nord Bank A/S	50,986	465,569
Sydbank A/S	33,072	1,084,827

		8,159,006
BEVERAGES — 5.29%
Carlsberg A/S Class B	32,585	2,770,158
Royal Unibrew A/S	24,830	1,024,331

		3,794,489
BIOTECHNOLOGY — 5.56%
Bavarian Nordic A/Sa	22,516	1,024,817
Genmab A/Sa	19,436	2,503,930
Zealand Pharma A/Sa,b	21,658	461,454

		3,990,201
BUILDING PRODUCTS — 0.84%
Rockwool International A/S Class B	4,306	605,947

		605,947
CHEMICALS — 7.50%
Chr Hansen Holding A/S	34,346	2,154,526
Novozymes A/S Class B	67,158	3,227,836

		5,382,362
COMMERCIAL SERVICES & SUPPLIES — 2.37%
ISS A/S	48,854	1,703,486

		1,703,486
CONSTRUCTION & ENGINEERING — 1.76%
FLSmidth & Co. A/Sb	20,722	753,063
PER Aarsleff A/S Class B	1,463	509,511

		1,262,574
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.92%
TDC A/S	262,340	1,377,512

		1,377,512
ELECTRICAL EQUIPMENT — 5.35%
Vestas Wind Systems A/S	58,838	3,837,514

		3,837,514
FOOD PRODUCTS — 0.95%
Schouw & Co.	11,778	684,477

		684,477

Security	Shares	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 7.42%
Ambu A/Sb	16,744	$488,315
Coloplast A/S Class B	34,038	2,761,166
GN Store Nord A/S	60,294	1,105,396
William Demant Holding A/Sa	10,114	970,793

		5,325,670
HEALTH CARE TECHNOLOGY — 0.03%
NNIT A/Sa,c	774	18,409

		18,409
HOUSEHOLD DURABLES — 0.75%
Bang & Olufsen A/Sa,b	50,493	536,125

		536,125
INSURANCE — 3.88%
Alm Brand A/S	101,010	652,083
Topdanmark A/Sa	40,664	1,130,067
Tryg A/S	51,693	1,006,256

		2,788,406
MACHINERY — 0.92%
NKT Holding A/S	13,364	660,102

		660,102
MARINE — 8.69%
AP Moeller — Maersk A/S Class A	1,180	1,769,098
AP Moeller — Maersk A/S Class B	2,082	3,177,411
D/S Norden A/Sa	17,846	335,011
Dfds A/S	24,752	954,884

		6,236,404
OIL, GAS & CONSUMABLE FUELS — 0.42%
Torm A/Sa	21,096	300,450

		300,450
PHARMACEUTICALS — 23.12%
ALK-Abello A/S	4,581	533,745
Novo Nordisk A/S Class B	291,604	16,058,944

		16,592,689
ROAD & RAIL — 3.46%
DSV A/S	63,960	2,486,468

		2,486,468
SOFTWARE — 1.72%
SimCorp A/S	22,909	1,234,056

		1,234,056

26

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI DENMARK CAPPED ETF

November 30, 2015

Security	Shares	Value

SPECIALTY RETAIL — 0.58%
Matas A/S	23,926	$418,322

		418,322
TEXTILES, APPAREL & LUXURY GOODS — 5.13%
IC Group A/S	14,638	431,041
Pandora A/S	27,444	3,251,972

		3,683,013
TRADING COMPANIES & DISTRIBUTORS — 0.54%
Solar A/S Class B	6,526	388,034

		388,034

TOTAL COMMON STOCKS
(Cost: $75,256,512)		71,465,716

SHORT-TERM INVESTMENTS — 2.21%

MONEY MARKET FUNDS — 2.21%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[d,e,f]	1,453,134	1,453,134
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[d,e,f]	74,707	74,707
BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[d,e]	58,055	58,055

		1,585,896

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,585,896)		1,585,896

TOTAL INVESTMENTS IN SECURITIES — 101.78% (Cost: $76,842,408)		73,051,612
Other Assets, Less Liabilities — (1.78)%		(1,277,614)

NET ASSETS — 100.00%		$71,773,998

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

27

Schedule of Investments  (Unaudited)

iSHARES® MSCI EMERGING MARKETS LATIN AMERICA ETF

November 30, 2015

Security	Shares	Value

COMMON STOCKS — 81.68%

BRAZIL — 30.06%
Ambev SA	85,200	$405,254
B2W Cia. Digital[a]	2,000	7,533
Banco Bradesco SA	13,956	85,541
Banco do Brasil SA	15,900	66,094
Banco Santander Brasil SA Units	7,500	28,325
BB Seguridade Participacoes SA	12,600	83,499
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	31,200	90,522
BR Malls Participacoes SA	7,800	25,517
BRF SA	11,700	164,326
CCR SA	15,900	51,974
CETIP SA — Mercados Organizados	4,205	39,487
Cia. de Saneamento Basico do Estado de Sao Paulo	6,000	28,968
Cia. Siderurgica Nacional SA	10,800	15,157
Cielo SA	15,213	136,297
Cosan SA Industria e Comercio	2,100	12,914
CPFL Energia SAa	3,434	13,793
Duratex SA	5,184	8,863
EDP — Energias do Brasil SA	4,500	13,630
Embraer SA	12,000	93,088
Equatorial Energia SA	3,300	29,557
Estacio Participacoes SA	5,100	17,452
Fibria Celulose SA	4,500	65,717
Hypermarcas SAa	6,300	36,011
JBS SA	13,200	41,835
Klabin SA Units	9,900	59,948
Kroton Educacional SA	24,516	57,867
Localiza Rent A Car SA	2,520	17,086
Lojas Americanas SA	3,050	9,339
Lojas Renner SA	11,400	50,908
M. Dias Branco SA	600	11,024
Multiplan Empreendimentos Imobiliarios SA	1,500	16,306
Natura Cosmeticos SA	3,000	16,214
Odontoprev SA	4,500	11,425
Petroleo Brasileiro SAa	54,300	130,386
Porto Seguro SA	2,100	17,437
Qualicorp SA	3,900	14,699
Raia Drogasil SA	3,900	39,459
Sul America SA	3,083	16,954
TIM Participacoes SA	15,000	29,281
TOTVS SA	2,100	17,936
Tractebel Energia SA	3,000	25,615
Transmissora Alianca de Energia Eletrica SA Units	2,100	9,442
Ultrapar Participacoes SA	6,600	105,648
Vale SA	22,800	76,623
WEG SA	10,140	39,330

		2,334,281
CHILE — 8.87%
AES Gener SA	45,860	19,965
Aguas Andinas SA Series A	49,083	24,394
Banco de Chile	425,583	42,428
Banco de Credito e Inversiones	649	24,076
Banco Santander Chile	1,188,801	53,012
Cencosud SA	23,433	49,389
Cia. Cervecerias Unidas SA	2,644	29,530

Security	Shares	Value

Colbun SA	145,395	$35,960
CorpBanca SA	2,779,572	23,527
Empresa Nacional de Electricidad SA/Chile	58,446	69,270
Empresa Nacional de Telecomunicaciones SA	2,061	18,422
Empresas CMPC SA	23,408	49,017
Empresas COPEC SA	8,220	70,492
Enersis SA	346,349	84,327
LATAM Airlines Group SAa	5,349	28,752
SACI Falabella	8,760	52,822
SONDA SA	8,340	14,037

		689,420
COLOMBIA — 2.06%
Cementos Argos SA	7,102	21,115
Corp. Financiera Colombiana SA New[a]	13	158
Corp. Financiera Colombiana SA/CD	1,401	15,842
Ecopetrol SA	94,569	39,200
Grupo Argos SA/Colombia	5,259	26,126
Grupo de Inversiones Suramericana SA	4,174	42,903
Interconexion Electrica SA ESP	6,831	14,754

		160,098
MEXICO — 37.88%
Alfa SAB de CV	51,300	103,582
America Movil SAB de CV	570,300	461,227
Arca Continental SAB de CV	7,200	45,244
Cemex SAB de CV CPO[a]	242,967	153,775
Coca-Cola Femsa SAB de CV Series L	9,000	69,416
Controladora Comercial Mexicana SAB de CV BC Units	8,100	25,608
El Puerto de Liverpool SAB de CV Series C1	3,300	43,558
Fibra Uno Administracion SA de CV	44,000	102,038
Fomento Economico Mexicano SAB de CV	33,000	318,812
Gentera SAB de CV	19,200	37,531
Gruma SAB de CV Series B	3,600	52,309
Grupo Aeroportuario del Pacifico SAB de CV Series B	5,700	51,762
Grupo Aeroportuario del Sureste SAB de CV Series B	3,900	58,951
Grupo Bimbo SAB de CVa	29,400	81,228
Grupo Carso SAB de CV Series A1	10,200	45,091
Grupo Comercial Chedraui SA de CV	6,300	17,084
Grupo Financiero Banorte SAB de CV	45,300	244,122
Grupo Financiero Inbursa SAB de CV Series O	41,700	79,628
Grupo Financiero Santander Mexico SAB de CV Series B	32,400	62,845
Grupo Lala SAB de CV	11,100	26,898
Grupo Mexico SAB de CV Series B	68,700	150,134
Grupo Televisa SAB	43,800	246,220
Industrias Penoles SAB de CV	2,475	30,914
Kimberly-Clark de Mexico SAB de CV Series A	27,300	64,395
Mexichem SAB de CV	18,968	46,877
OHL Mexico SAB de CVa	13,800	16,446
Promotora y Operadora de Infraestructura SAB de CVa	4,500	54,628
Wal-Mart de Mexico SAB de CV	95,100	251,294

		2,941,617
PERU — 2.81%
Cia. de Minas Buenaventura SA ADR	3,330	15,784
Credicorp Ltd.	1,218	128,633

28

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS LATIN AMERICA ETF

November 30, 2015

Security	Shares	Value

Southern Copper Corp.	2,862	$73,640

		218,057

TOTAL COMMON STOCKS
(Cost: $10,023,554)		6,343,473

PREFERRED STOCKS — 18.00%

BRAZIL — 16.23%
Banco Bradesco SA	45,468	245,042
Braskem SA Class A	2,700	18,065
Centrais Eletricas Brasileiras SA Class B	3,900	10,330
Cia. Brasileira de Distribuicao	3,000	37,511
Cia. Energetica de Minas Gerais	13,590	22,888
Cia. Energetica de Sao Paulo Class B	3,300	11,335
Cia. Paranaense de Energia Class B	1,800	13,183
Gerdau SA	15,300	23,816
Itau Unibanco Holding SA	54,986	389,926
Itausa — Investimentos Itau SA	63,061	116,665
Lojas Americanas SA	8,765	38,559
Petroleo Brasileiro SA	70,800	138,570
Suzano Papel e Celulose SA Class A	6,600	31,999
Telefonica Brasil SA	7,200	67,979
Vale SA	34,800	94,396

		1,260,264
CHILE — 0.57%
Embotelladora Andina SA Class B	4,581	14,017
Sociedad Quimica y Minera de Chile SA Series B	1,797	29,932

		43,949
COLOMBIA — 1.20%
Bancolombia SA	7,825	55,675
Grupo Aval Acciones y Valores SA	59,526	20,609
Grupo de Inversiones Suramericana SA	1,707	17,025

		93,309

TOTAL PREFERRED STOCKS
(Cost: $3,940,803)		1,397,522

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.06%

MONEY MARKET FUNDS — 0.06%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[b,c]	4,683	$4,683

		4,683

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,683)		4,683

TOTAL INVESTMENTS IN SECURITIES — 99.74%
(Cost: $13,969,040)		7,745,678
Other Assets, Less Liabilities — 0.26%		20,097

NET ASSETS — 100.00%		$7,765,775

ADR	— American Depositary Receipts
CPO	— Certificates of Participation (Ordinary)

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

29

Schedule of Investments  (Unaudited)

iSHARES® MSCI FINLAND CAPPED ETF

November 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.87%

AUTO COMPONENTS — 3.55%
Nokian Renkaat OYJ	22,491	$882,455

		882,455
BUILDING PRODUCTS — 0.89%
Uponor OYJ	14,706	221,327

		221,327
CHEMICALS — 1.15%
Kemira OYJ	23,812	285,945

		285,945
COMMERCIAL SERVICES & SUPPLIES — 0.91%
Caverion Corp.	24,265	225,778

		225,778
COMMUNICATIONS EQUIPMENT — 17.18%
Nokia OYJ	591,064	4,266,765

		4,266,765
CONSTRUCTION & ENGINEERING — 1.47%
Outotec OYJ[a]	44,050	189,071
YIT OYJ[a]	32,063	176,767

		365,838
CONTAINERS & PACKAGING — 2.71%
Huhtamaki OYJ	18,571	672,752

		672,752
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.16%
Elisa OYJ	27,726	1,032,512

		1,032,512
ELECTRIC UTILITIES — 4.41%
Fortum OYJ	74,943	1,093,868

		1,093,868
ELECTRICAL EQUIPMENT — 0.57%
PKC Group OYJ	7,544	141,106

		141,106
FOOD & STAPLES RETAILING — 1.84%
Kesko OYJ Class B	13,728	455,698

		455,698

Security	Shares	Value

FOOD PRODUCTS — 0.69%
Atria OYJ	8,984	$83,309
HKScan OYJ Class A	20,896	88,498

		171,807
HEALTH CARE PROVIDERS & SERVICES — 0.65%
Oriola-KD OYJ Class Bb	34,300	160,481

		160,481
INSURANCE — 13.94%
Sampo OYJ Class A	69,844	3,461,089

		3,461,089
IT SERVICES — 1.23%
Tieto OYJ	11,970	305,181

		305,181
LEISURE PRODUCTS — 2.79%
Amer Sports OYJ	23,786	692,602

		692,602
MACHINERY — 19.04%
Cargotec OYJ Class B	8,415	309,285
Kone OYJ Class B	48,321	2,061,273
Konecranes OYJ[a]	11,570	320,888
Metso OYJ	23,039	571,817
Ponsse OYJ	4,897	98,009
Valmet OYJ	27,128	259,294
Wartsila OYJ Abp	24,663	1,108,075

		4,728,641
MEDIA — 0.51%
Sanoma OYJ	26,956	127,828

		127,828
METALS & MINING — 0.93%
Outokumpu OYJ[a,b]	74,552	231,333

		231,333
MULTILINE RETAIL — 0.51%
Stockmann OYJ Abp Class Ba,b	15,121	126,004

		126,004
OIL, GAS & CONSUMABLE FUELS — 2.98%
Neste OYJ	25,689	740,146

		740,146
PAPER & FOREST PRODUCTS — 10.77%
Metsa Board OYJ	44,876	322,765
Stora Enso OYJ Class R	106,048	1,047,225

30

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI FINLAND CAPPED ETF

November 30, 2015

Security	Shares	Value

UPM-Kymmene OYJ	68,372	$1,304,855

		2,674,845
PHARMACEUTICALS — 2.72%
Orion OYJ Class B	20,228	675,310

		675,310
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.42%
Citycon OYJ	98,638	251,691
Sponda OYJ	54,808	222,280
Technopolis OYJ	32,236	125,630

		599,601
SOFTWARE — 0.47%
F-Secure OYJ	37,561	116,630

		116,630
TRADING COMPANIES & DISTRIBUTORS — 1.38%
Cramo OYJ	9,535	192,848
Ramirent OYJ	21,466	149,177

		342,025

TOTAL COMMON STOCKS
(Cost: $27,124,165)		24,797,567

SHORT-TERM INVESTMENTS — 3.67%

MONEY MARKET FUNDS — 3.67%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[c,d,e]	862,138	862,138
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[c,d,e]	44,323	44,323
BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[c,d]	4,269	4,269

		910,730

TOTAL SHORT-TERM INVESTMENTS
(Cost: $910,730)		910,730

TOTAL INVESTMENTS IN SECURITIES — 103.54%
(Cost: $28,034,895)		25,708,297
Other Assets, Less Liabilities — (3.54)%		(879,257)

NET ASSETS — 100.00%		$24,829,040

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

31

Schedule of Investments  (Unaudited)

iSHARES® MSCI GERMANY SMALL-CAP ETF

November 30, 2015

Security	Shares	Value

COMMON STOCKS — 95.00%

AEROSPACE & DEFENSE — 4.56%
MTU Aero Engines AG	11,953	$1,186,545
OHB SE	1,244	27,814

		1,214,359
AUTO COMPONENTS — 2.59%
ElringKlinger AG	7,282	183,158
Grammer AG	2,654	79,577
LEONI AGa	7,510	289,031
SAF-Holland SA	9,906	138,049

		689,815
BANKS — 0.28%
comdirect bank AG	6,492	75,353

		75,353
BIOTECHNOLOGY — 0.10%
Biotest AG	1,648	27,344

		27,344
BUILDING PRODUCTS — 0.10%
CENTROTEC Sustainable AG	1,828	26,102

		26,102
CAPITAL MARKETS — 1.60%
AURELIUS SE & Co KGaA	4,733	209,473
Capital Stage AG	9,543	90,508
Deutsche Beteiligungs AG	2,201	68,366
MLP AG	13,823	56,207

		424,554
CHEMICALS — 1.21%
Wacker Chemie AG	3,596	323,165

		323,165
COMMERCIAL SERVICES & SUPPLIES — 1.66%
Bilfinger SEa	7,935	375,323
Cewe Stiftung & Co. KGAA	1,191	67,372

		442,695
COMMUNICATIONS EQUIPMENT — 0.40%
ADVA Optical Networking SEb	8,603	107,216

		107,216
CONSTRUCTION & ENGINEERING — 0.16%
Bauer AG	2,166	42,561

		42,561

Security	Shares	Value

CONSTRUCTION MATERIALS — 0.42%
BRAAS Monier Building Group SA	4,502	$112,570

		112,570
CONSUMER FINANCE — 0.40%
Ferratum OYJ	1,748	48,683
Sixt Leasing AGb	2,843	57,350

		106,033
DIVERSIFIED FINANCIAL SERVICES — 1.36%
GRENKELEASING AG	1,879	363,165

		363,165
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.13%
QSC AG	21,406	34,658

		34,658
ELECTRICAL EQUIPMENT — 2.49%
Nordex SEb	14,874	499,552
SGL Carbon SEa,b	10,552	163,044

		662,596
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.58%
Jenoptik AG	9,868	155,289

		155,289
FOOD PRODUCTS — 1.95%
KWS Saat SE	531	163,197
Suedzucker AG	18,774	354,726

		517,923
HEALTH CARE EQUIPMENT & SUPPLIES — 1.20%
Carl Zeiss Meditec AG Bearer	7,476	212,594
Draegerwerk AG & Co. KGaA	701	45,458
STRATEC Biomedical AG	1,089	62,074

		320,126
HEALTH CARE PROVIDERS & SERVICES — 1.00%
RHOEN-KLINIKUM AG	9,236	266,886

		266,886
HEALTH CARE TECHNOLOGY — 0.72%
CompuGroup Medical AG	5,505	192,534

		192,534
HOTELS, RESTAURANTS & LEISURE — 0.25%
Zeal Network SE	1,446	65,295

		65,295

32

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI GERMANY SMALL-CAP ETF

November 30, 2015

Security	Shares	Value

INDUSTRIAL CONGLOMERATES — 3.10%
Indus Holding AG	5,339	$253,632
Rheinmetall AG	9,012	571,748

		825,380
INTERNET & CATALOG RETAIL — 1.28%
Delticom AGa	1,373	31,105
Takkt AG	7,541	143,240
zooplus AGb	1,125	166,581

		340,926
INTERNET SOFTWARE & SERVICES — 0.44%
XING AG	646	117,897

		117,897
IT SERVICES — 7.15%
Bechtle AG	3,379	319,865
CANCOM SE	3,420	147,570
GFT Technologies SE	3,631	115,372
Wirecard AG	26,967	1,320,531

		1,903,338
LIFE SCIENCES TOOLS & SERVICES — 3.74%
Evotec AGb	24,237	107,767
Gerresheimer AG	7,218	563,361
MorphoSys AGa,b	5,478	324,167

		995,295
MACHINERY — 15.13%
DEUTZ AG	20,837	79,049
DMG Mori AG	9,059	370,699
Duerr AG	5,965	515,272
Gesco AG	650	49,771
Heidelberger Druckmaschinen AGa,b	56,218	139,531
KION Group AG	14,777	731,175
Krones AG	3,268	397,613
KUKA AGa	5,335	470,486
NORMA Group SE	7,324	400,144
Pfeiffer Vacuum Technology AG	2,268	249,595
R Stahl AGa	592	21,477
Rational AG	784	328,435
SLM Solutions Group AGa,b	2,480	46,387
Vossloh AGb	2,144	136,995
Wacker Neuson SE	6,449	92,529

		4,029,158
MEDIA — 2.74%
Borussia Dortmund GmbH & Co. KGaA	17,976	76,701
CTS Eventim AG & Co. KGaA	9,930	351,229
Stroeer SE	5,055	300,256

		728,186
METALS & MINING — 2.64%
Aurubis AG	7,751	482,742

Security	Shares	Value

Salzgitter AG	8,979	$220,768

		703,510
PHARMACEUTICALS — 2.06%
STADA Arzneimittel AG	14,331	547,004

		547,004
PROFESSIONAL SERVICES — 0.87%
Amadeus Fire AG	1,195	95,061
Bertrandt AG	1,166	136,447

		231,508
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.87%
Alstria office REIT AG	26,874	355,213
Hamborner REIT AG	13,804	141,359

		496,572
REAL ESTATE MANAGEMENT & DEVELOPMENT — 11.77%
ADLER Real Estate AGb	5,298	78,896
ADO Properties SAb,c	4,827	124,902
Deutsche Euroshop AG	10,540	446,998
DIC Asset AG	10,247	96,103
Grand City Properties SA	22,281	458,876
LEG Immobilien AG	14,429	1,142,939
PATRIZIA Immobilien AGb	8,772	218,134
TAG Immobilien AG	23,549	278,558
TLG Immobilien AG	15,501	286,827

		3,132,233
ROAD & RAIL — 0.84%
Sixt SE	2,864	151,226
VTG AGa	2,314	70,996

		222,222
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.95%
AIXTRON SEa,b	24,614	196,426
Dialog Semiconductor PLC[a,b]	17,004	634,663
Manz AGa,b	748	30,597
Siltronic AGb	2,758	69,210
SMA Solar Technology AGb	2,393	119,355

		1,050,251
SOFTWARE — 2.33%
Init Innovation In Traffic Systems AGa	1,269	25,331
Nemetschek AG	4,425	195,982
RIB Software AG	8,076	84,015
Software AG	11,804	315,534

		620,862
SPECIALTY RETAIL — 0.24%
Hornbach Baumarkt AG	1,828	63,731

		63,731

33

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI GERMANY SMALL-CAP ETF

November 30, 2015

Security	Shares	Value

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.30%
Wincor Nixdorf AG	6,844	$346,271

		346,271
TEXTILES, APPAREL & LUXURY GOODS — 0.54%
Bijou Brigitte AG	931	57,580
Gerry Weber International AGa	5,804	86,248

		143,828
THRIFTS & MORTGAGE FINANCE — 2.82%
Aareal Bank AG	13,759	463,485
Deutsche Pfandbriefbank AGb,c	24,729	285,987

		749,472
TRADING COMPANIES & DISTRIBUTORS — 1.10%
BayWa AGa	3,083	97,130
Kloeckner & Co. SEa	22,929	196,299

		293,429
TRANSPORTATION INFRASTRUCTURE — 0.31%
Hamburger Hafen und Logistik AG	5,636	82,382

		82,382
WIRELESS TELECOMMUNICATION SERVICES — 5.62%
Drillisch AGa	11,330	506,768
Freenet AG	29,437	990,524

		1,497,292

TOTAL COMMON STOCKS
(Cost: $26,122,410)		25,290,986

PREFERRED STOCKS — 4.66%

BIOTECHNOLOGY — 0.26%
Biotest AG	4,548	69,649

		69,649
BUILDING PRODUCTS — 0.15%
Villeroy & Boch AG	2,906	40,820

		40,820
CONSTRUCTION MATERIALS — 0.27%
STO SE & Co. KGaA	583	72,041

		72,041
HEALTH CARE EQUIPMENT & SUPPLIES — 2.30%
Draegerwerk AG & Co. KGaA	1,747	129,655
Sartorius AG	2,044	480,866

		610,521

Security	Shares	Value

MACHINERY — 1.07%
Jungheinrich AG	3,678	$285,318

		285,318
ROAD & RAIL — 0.61%
Sixt SE	3,887	162,363

		162,363

TOTAL PREFERRED STOCKS
(Cost: $1,152,154)		1,240,712

SHORT-TERM INVESTMENTS — 14.52%

MONEY MARKET FUNDS — 14.52%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[d,e,f]	3,669,679	3,669,679
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[d,e,f]	188,661	188,661
BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[d,e]	6,746	6,746

		3,865,086

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,865,086)		3,865,086

TOTAL INVESTMENTS IN SECURITIES — 114.18%
(Cost: $31,139,650)		30,396,784
Other Assets, Less Liabilities — (14.18)%		(3,774,294)

NET ASSETS — 100.00%		$26,622,490

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

34

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI INDIA ETF

November 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.50%

AUTO COMPONENTS — 1.64%
Bharat Forge Ltd.	1,257,363	$16,044,559
Bosch Ltd.	90,449	25,308,826
Motherson Sumi Systems Ltd.	3,810,290	16,537,648

		57,891,033
AUTOMOBILES — 8.69%
Bajaj Auto Ltd.	1,007,220	37,463,809
Hero Motocorp Ltd.	599,195	24,264,004
Mahindra & Mahindra Ltd.	4,472,853	91,631,247
Maruti Suzuki India Ltd.	1,031,400	71,285,825
Tata Motors Ltd.[a]	9,660,600	61,343,469
Tata Motors Ltd. Class Aa	4,577,302	20,519,059

		306,507,413
BANKS — 3.50%
ICICI Bank Ltd.	13,394,696	55,212,553
State Bank of India	18,162,936	68,177,430

		123,389,983
BEVERAGES — 1.25%
United Breweries Ltd.	793,391	11,290,541
United Spirits Ltd.[a]	697,727	32,626,889

		43,917,430
CHEMICALS — 1.82%
Asian Paints Ltd.	3,453,875	43,448,716
UPL Ltd.	3,343,253	20,853,011

		64,301,727
CONSTRUCTION & ENGINEERING — 2.22%
Larsen & Toubro Ltd.	3,797,940	78,323,431

		78,323,431
CONSTRUCTION MATERIALS — 1.99%
ACC Ltd.	540,825	10,906,969
Ambuja Cements Ltd.	8,195,829	24,456,536
Shree Cement Ltd.	100,440	16,737,112
Ultratech Cement Ltd.	428,168	17,992,948

		70,093,565
CONSUMER FINANCE — 0.99%
Mahindra & Mahindra Financial Services Ltd.	3,345,077	11,685,563
Shriram Transport Finance Co. Ltd.	1,770,223	23,214,341

		34,899,904
DIVERSIFIED FINANCIAL SERVICES — 0.64%
Power Finance Corp. Ltd.	3,168,796	10,140,337

Security	Shares	Value

Rural Electrification Corp. Ltd.	3,555,638	$12,466,471

		22,606,808
ELECTRIC UTILITIES — 0.38%
Tata Power Co. Ltd.	13,309,718	13,338,672

		13,338,672
ELECTRICAL EQUIPMENT — 0.53%
Bharat Heavy Electricals Ltd.	7,050,646	18,516,474

		18,516,474
FOOD PRODUCTS — 0.99%
GlaxoSmithKline Consumer Healthcare Ltd.	121,147	10,660,136
Nestle India Ltd.	277,739	24,412,531

		35,072,667
GAS UTILITIES — 0.71%
GAIL (India) Ltd.	4,567,530	25,018,456

		25,018,456
HEALTH CARE PROVIDERS & SERVICES — 0.51%
Apollo Hospitals Enterprise Ltd.	918,429	18,121,250

		18,121,250
HOUSEHOLD PRODUCTS — 3.13%
Hindustan Unilever Ltd.	9,090,195	110,253,817

		110,253,817
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.77%
NTPC Ltd.	13,855,442	27,209,922

		27,209,922
INDUSTRIAL CONGLOMERATES — 0.86%
Aditya Birla Nuvo Ltd.	452,997	14,313,020
Siemens Ltd.	854,878	15,877,222

		30,190,242
IT SERVICES — 20.86%
HCL Technologies Ltd.	6,751,178	88,214,515
Infosys Ltd.	22,055,542	359,976,358
Tata Consultancy Services Ltd.	5,676,087	201,368,883
Tech Mahindra Ltd.	2,772,736	22,190,624
Wipro Ltd.	7,410,580	63,738,437

		735,488,817
LIFE SCIENCES TOOLS & SERVICES — 0.47%
Divi’s Laboratories Ltd.	955,898	16,496,429

		16,496,429
MACHINERY — 1.59%
Ashok Leyland Ltd.	13,592,757	19,291,498

35

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI INDIA ETF

November 30, 2015

Security	Shares	Value

Eicher Motors Ltd.	146,601	$36,793,541

		56,085,039
MEDIA — 1.20%
Zee Entertainment Enterprises Ltd.	6,916,759	42,353,540

		42,353,540
METALS & MINING — 1.59%
Hindalco Industries Ltd.	13,384,065	15,471,340
JSW Steel Ltd.	1,015,457	13,744,585
Tata Steel Ltd.	3,613,717	12,447,820
Vedanta Ltd.	10,675,258	14,406,113

		56,069,858
OIL, GAS & CONSUMABLE FUELS — 9.69%
Bharat Petroleum Corp. Ltd.	2,082,943	28,179,339
Cairn India Ltd.	5,400,769	10,897,959
Coal India Ltd.	8,339,444	41,356,285
Oil & Natural Gas Corp. Ltd.	10,268,857	36,073,106
Reliance Industries Ltd.	15,546,541	225,273,822

		341,780,511
PERSONAL PRODUCTS — 1.97%
Dabur India Ltd.	6,325,950	25,866,592
Godrej Consumer Products Ltd.	1,432,277	26,377,490
Marico Ltd.	2,709,957	17,183,457

		69,427,539
PHARMACEUTICALS — 11.13%
Aurobindo Pharma Ltd.	3,154,631	38,323,643
Cadila Healthcare Ltd.	2,457,525	14,780,913
Cipla Ltd.	4,144,937	40,025,335
Dr. Reddy’s Laboratories Ltd.	1,411,935	65,831,694
Glenmark Pharmaceuticals Ltd.	1,659,445	24,423,007
Lupin Ltd.	2,647,067	70,965,065
Piramal Enterprises Ltd.	828,486	11,722,229
Sun Pharmaceuticals Industries Ltd.	11,553,447	126,471,722

		392,543,608
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.00%
DLF Ltd.	578	994

		994
ROAD & RAIL — 0.24%
Container Corp. of India Ltd.	397,835	8,297,505

		8,297,505
THRIFTS & MORTGAGE FINANCE — 10.98%
Housing Development Finance Corp. Ltd.	17,974,713	326,621,745
Indiabulls Housing Finance Ltd.	3,522,352	36,288,337
LIC Housing Finance Ltd.	3,331,512	24,220,999

		387,131,081

Security	Shares	Value

TOBACCO — 3.93%
ITC Ltd.	26,964,640	$138,575,312

		138,575,312
TRANSPORTATION INFRASTRUCTURE — 1.13%
Adani Ports & Special Economic Zone Ltd.	9,942,765	39,932,161

		39,932,161
WIRELESS TELECOMMUNICATION SERVICES — 4.10%
Bharti Airtel Ltd.	14,393,821	72,201,246
Bharti Infratel Ltd.	5,690,392	32,833,618
Idea Cellular Ltd.	12,958,227	27,489,210
Reliance Communications Ltd.[a]	10,456,025	11,890,581

		144,414,655

TOTAL COMMON STOCKS (Cost: $3,645,756,883)		3,508,249,843

TOTAL INVESTMENTS IN SECURITIES — 99.50% (Cost: $3,645,756,883)		3,508,249,843
Other Assets, Less Liabilities — 0.50%		17,529,177

NET ASSETS — 100.00%		$3,525,779,020

[a]	Non-income earning security.

See accompanying notes to schedules of investments.

36

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI INDIA SMALL-CAP ETF

November 30, 2015

Security	Shares	Value

COMMON STOCKS — 100.31%

AIR FREIGHT & LOGISTICS — 0.99%
Allcargo Logistics Ltd.	21,543	$123,124
Blue Dart Express Ltd.	5,332	591,955

		715,079
AIRLINES — 0.27%
Jet Airways India Ltd.[a]	25,585	197,602

		197,602
AUTO COMPONENTS — 5.19%
Apollo Tyres Ltd.	256,476	624,500
Asahi India Glass Ltd.[a]	63,543	146,858
Balkrishna Industries Ltd.	43,182	425,957
Ceat Ltd.	20,445	314,658
Exide Industries Ltd.	208,421	464,652
MRF Ltd.	1,161	676,971
Sundram Fasteners Ltd.	57,090	138,025
Tube Investments of India Ltd.	78,706	474,680
WABCO India Ltd.	5,059	475,749

		3,742,050
AUTOMOBILES — 0.82%
TVS Motor Co. Ltd.	127,574	587,581

		587,581
BANKS — 4.93%
Allahabad Bank	100,663	116,588
Andhra Bank	157,810	163,599
City Union Bank Ltd.	92,548	119,061
DCB Bank Ltd.[a]	163,486	209,585
Federal Bank Ltd.	1,392,218	1,226,062
Indian Bank	88,795	175,645
Karnataka Bank Ltd. (The)	120,315	228,969
Karur Vysya Bank Ltd. (The)	53,277	361,561
Oriental Bank of Commerce	70,803	165,867
State Bank of Bikaner & Jaipur	17,587	146,860
Syndicate Bank	163,615	235,156
Union Bank of India	150,879	391,713
Vijaya Bank	18,030	9,413

		3,550,079
BIOTECHNOLOGY — 0.52%
Biocon Ltd.	53,670	371,716

		371,716
BUILDING PRODUCTS — 1.86%
Astral Polytechnik Ltd.	32,422	201,546
Blue Star Ltd.	23,822	127,160
Cera Sanitaryware Ltd.	3,625	106,422
Kajaria Ceramics Ltd.	35,776	507,080

Security	Shares	Value

Sintex Industries Ltd.	254,568	$398,914

		1,341,122
CAPITAL MARKETS — 2.14%
Edelweiss Financial Services Ltd.	373,437	335,592
IIFL Holdings Ltd.[a]	212,101	671,417
JM Financial Ltd.	240,272	143,468
Motilal Oswal Financial Services Ltd.	32,381	164,613
PTC India Financial Services Ltd.	162,922	99,115
Tata Investment Corp. Ltd.	14,835	125,092

		1,539,297
CHEMICALS — 6.47%
Aarti Industries	23,865	177,641
Akzo Nobel India Ltd.	9,450	181,415
Atul Ltd.	8,127	202,861
BASF India Ltd.	10,277	135,773
Bayer CropScience Ltd./India	9,675	488,380
Berger Paints India Ltd.	187,432	618,915
Coromandel International Ltd.	64,457	188,376
Dhanuka Agritech Ltd.[a]	12,887	94,785
EID Parry India Ltd.	67,253	187,366
Finolex Industries Ltd.	37,797	172,271
Godrej Industries Ltd.	78,432	450,259
Gujarat Fluorochemicals Ltd.	29,310	260,758
Kansai Nerolac Paints Ltd.	144,395	524,137
Monsanto India Ltd.	4,893	170,277
PI Industries Ltd.	61,536	589,787
Rallis India Ltd.	53,793	152,167
Sharda Cropchem Ltd.	8,990	32,302
Vinati Organics Ltd.	5,350	31,636

		4,659,106
CONSTRUCTION & ENGINEERING — 4.83%
Alstom India Ltd.	17,372	151,593
Engineers India Ltd.	93,912	307,569
Gayatri Projects Ltd.	14,491	164,998
GMR Infrastructure Ltd.[a]	1,594,642	395,939
Hindustan Construction Co. Ltd.[a]	404,550	165,085
IRB Infrastructure Developers Ltd.	159,463	609,335
Kalpataru Power Transmission Ltd.	42,907	178,825
KEC International Ltd./India	52,374	124,384
NCC Ltd./India	372,485	433,369
Sadbhav Engineering Ltd.	87,128	456,848
Voltas Ltd.	112,877	488,561

		3,476,506
CONSTRUCTION MATERIALS — 2.52%
Century Textiles & Industries Ltd.	28,058	245,831
Dalmia Bharat Ltd.	21,887	245,221
India Cements Ltd. (The)[a]	194,059	258,969
JK Cement Ltd.	18,748	194,329
JK Lakshmi Cement Ltd.	33,887	181,395
Orient Cement Ltd.	49,679	124,207
Prism Cement Ltd.[a]	140,730	186,218
Ramco Cements Ltd. (The)	66,693	380,467

		1,816,637

37

Consolidated Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI INDIA SMALL-CAP ETF

November 30, 2015

Security	Shares	Value

CONSUMER FINANCE — 3.24%
Capital First Ltd.	27,316	$154,397
Manappuram Finance Ltd.	283,170	113,005
Muthoot Finance Ltd.	114,277	310,488
Repco Home Finance Ltd.	35,226	383,625
SKS Microfinance Ltd.[a]	104,270	707,935
Sundaram Finance Ltd.	30,263	661,445

		2,330,895
CONTAINERS & PACKAGING — 0.16%
HSIL Ltd.	23,951	114,626

		114,626
DISTRIBUTORS — 0.00%
Risa International Ltd.[a]	34,356	2,721

		2,721
DIVERSIFIED FINANCIAL SERVICES — 3.42%
Credit Analysis & Research Ltd.	18,177	353,368
CRISIL Ltd.	20,420	609,046
IFCI Ltd.	582,360	245,945
L&T Finance Holdings Ltd.	414,840	415,120
Reliance Capital Ltd.	105,717	694,365
SREI Infrastructure Finance Ltd.	206,142	143,345

		2,461,189
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.57%
Tata Communications Ltd.	63,972	414,227

		414,227
ELECTRIC UTILITIES — 2.67%
Adani Transmissions Ltd.[a]	240,992	139,920
CESC Ltd.	74,949	619,000
Reliance Infrastructure Ltd.	118,575	804,168
Torrent Power Ltd.	129,176	357,654

		1,920,742
ELECTRICAL EQUIPMENT — 6.54%
Alstom T&D India Ltd.	68,467	502,499
Amara Raja Batteries Ltd.	46,126	605,268
Crompton Greaves Ltd.	383,758	1,110,310
Finolex Cables Ltd.	77,704	297,386
Havells India Ltd.	279,158	1,196,750
Schneider Electric Infrastructure Ltd.[a]	57,879	148,182
Sterlite Technologies Ltd.	109,268	148,931
Suzlon Energy Ltd.[a]	2,163,290	704,274

		4,713,600
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.63%
PS IT Infrastructure & Service Ltd.[a]	111,730	16,645
Redington India Ltd.	251,765	439,848

		456,493

Security	Shares	Value

FOOD PRODUCTS — 2.26%
Advanta Ltd.[a]	30,174	$200,134
CCL Products India Ltd.	24,209	79,214
Kaveri Seed Co. Ltd.	26,187	166,461
KRBL Ltd.	52,854	185,272
McLeod Russel India Ltd.	34,830	94,083
Shree Renuka Sugars Ltd.[a]	397,679	78,158
Tata Global Beverages Ltd.	341,248	704,203
Zydus Wellness Ltd.	9,847	123,392

		1,630,917
GAS UTILITIES — 1.22%
Gujarat Gas Ltd.[a]	37,488	323,419
Gujarat State Petronet Ltd.	145,641	296,613
Indraprastha Gas Ltd.	35,778	259,230

		879,262
HEALTH CARE PROVIDERS & SERVICES — 0.36%
Fortis Healthcare Ltd.[a]	103,587	258,288

		258,288
HOTELS, RESTAURANTS & LEISURE — 2.72%
Cox & Kings Ltd.	87,089	315,339
Delta Corp. Ltd.	72,041	96,840
EIH Ltd.	119,325	206,498
Indian Hotels Co. Ltd.[a]	369,972	520,087
Jubilant Foodworks Ltd.	18,705	433,130
Mahindra Holidays & Resorts India Ltd.	17,673	114,435
Thomas Cook India Ltd.	87,731	273,242

		1,959,571
HOUSEHOLD DURABLES — 1.76%
Bajaj Electricals Ltd.	28,167	92,503
Hitachi Home & Life Solutions India Ltd.	6,054	121,557
LA Opala RG Ltd.	11,223	100,848
Symphony Ltd.	7,872	248,891
TTK Prestige Ltd.	2,915	185,752
Videocon Industries Ltd.	86,989	170,506
Whirlpool of India Ltd.[a]	33,325	344,874

		1,264,931
HOUSEHOLD PRODUCTS — 0.54%
Eveready Industries India Ltd.	38,068	162,712
Jyothy Laboratories Ltd.	48,314	226,584

		389,296
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.81%
Adani Power Ltd.[a]	795,148	366,230
PTC India Ltd.	223,342	219,472

		585,702
INDUSTRIAL CONGLOMERATES — 0.34%
Chennai Super Kings Cricket Ltd.	206,787	6,980

38

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI INDIA SMALL-CAP ETF

November 30, 2015

Security	Shares	Value

Jaiprakash Associates Ltd.[a]	1,234,511	$238,920

		245,900
INSURANCE — 1.48%
MAX India Ltd.	134,624	1,065,803

		1,065,803
INTERNET SOFTWARE & SERVICES — 1.54%
Info Edge India Ltd.	56,467	757,821
Just Dial Ltd.	25,147	354,540

		1,112,361
IT SERVICES — 5.06%
eClerx Services Ltd.	15,145	416,587
Hexaware Technologies Ltd.	102,947	385,424
MindTree Ltd.	55,936	1,204,737
Mphasis Ltd.	81,700	610,467
Persistent Systems Ltd.	44,521	446,279
Polaris Consulting & Services Ltd./India	53,707	164,211
Rolta India Ltd.	87,383	132,998
Tata Consultancy Services Ltd.	1	22
Vakrangee Ltd.	112,714	284,765

		3,645,490
LIFE SCIENCES TOOLS & SERVICES — 0.11%
Dishman Pharmaceuticals & Chemicals Ltd.	17,200	82,291

		82,291
MACHINERY — 3.90%
AIA Engineering Ltd.	37,316	494,813
BEML Ltd.	11,223	190,709
Escorts Ltd.	46,225	121,154
Force Motors Ltd.	3,053	151,516
Greaves Cotton Ltd.	65,059	149,727
Ingersoll-Rand India Ltd.	8,514	103,789
ISGEC Heavy Engineering Ltd.	1,890	151,415
Jain Irrigation Systems Ltd.	322,990	324,662
Lakshmi Machine Works Ltd.	3,182	166,456
SKF India Ltd.	13,158	242,156
Texmaco Rail & Engineering Ltd.	59,659	129,289
Thermax Ltd.	32,723	427,503
Timken India Ltd.	17,931	153,727

		2,806,916
MARINE — 0.13%
Shipping Corp. of India Ltd.[a]	73,229	91,131

		91,131
MEDIA — 2.67%
DEN Networks Ltd.[a]	11,930	18,551
Dish TV India Ltd.[a]	360,503	584,658
Jagran Prakashan Ltd.	95,331	213,603
PVR Ltd.	18,318	233,005
Sun TV Network Ltd.	98,384	595,204

Security	Shares	Value

TV18 Broadcast Ltd.[a]	522,579	$279,890

		1,924,911
METALS & MINING — 1.30%
Jindal Saw Ltd.	147,748	147,072
Jindal Steel & Power Ltd.[a]	413,612	565,300
MOIL Ltd.	2,813	8,379
Ratnamani Metals & Tubes Ltd.	12,169	103,598
Welspun Corp. Ltd.	62,909	110,849

		935,198
MULTILINE RETAIL — 0.77%
Future Retail Ltd.	105,801	265,554
Shoppers Stop Ltd.	26,102	154,779
Trent Ltd.	5,418	131,335

		551,668
OIL, GAS & CONSUMABLE FUELS — 0.93%
Great Eastern Shipping Co. Ltd. (The)	93,439	535,429
Gujarat Mineral Development Corp. Ltd.	105,215	137,409

		672,838
PAPER & FOREST PRODUCTS — 0.21%
Century Plyboards India Ltd.	52,010	149,893

		149,893
PERSONAL PRODUCTS — 1.11%
Bajaj Corp. Ltd.	47,748	305,808
Gillette India Ltd.	7,058	497,088

		802,896
PHARMACEUTICALS — 8.81%
Ajanta Pharma Ltd.	23,670	471,411
Alembic Pharmaceuticals Ltd.	51,686	537,176
AstraZeneca Pharma India Ltd.[a]	7,740	127,779
FDC Ltd./India	46,870	171,363
Granules India Ltd.	40,334	96,667
Indoco Remedies Ltd.	23,134	110,785
Ipca Laboratories Ltd.	45,494	539,676
Marksans Pharma Ltd.	224,761	338,718
Natco Pharma Ltd.	54,157	429,689
Pfizer Ltd./India	11,746	435,733
Sanofi India Ltd.	5,547	364,489
Sequent Scientific Ltd.	12,083	191,745
Shilpa Medicare Ltd.	20,108	142,088
Strides Arcolab Ltd.	44,223	910,070
Sun Pharma Advanced Research Co. Ltd.[a]	66,540	343,357
Suven Life Sciences Ltd.	51,240	203,292
Unichem Laboratories Ltd.	39,776	167,566
Wockhardt Ltd.	30,715	764,799

		6,346,403
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.02%
Godrej Properties Ltd.	55,630	280,842
Housing Development & Infrastructure Ltd.[a]	251,889	269,442
Indiabulls Real Estate Ltd.[a]	212,838	204,360

39

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI INDIA SMALL-CAP ETF

November 30, 2015

Security	Shares	Value

Oberoi Realty Ltd.	96,586	$377,621
Sobha Ltd.	35,419	164,382
Unitech Ltd.[a]	1,522,091	162,131

		1,458,778
ROAD & RAIL — 0.17%
VRL Logistics Ltd.[a]	18,705	125,004

		125,004
SOFTWARE — 2.27%
Cyient Ltd.	73,794	535,838
KPIT Technologies Ltd.	155,202	358,347
NIIT Technologies Ltd.	34,099	291,495
Tata Elxsi Ltd.	8,388	255,673
Zensar Technologies Ltd.	12,051	196,165

		1,637,518
SPECIALTY RETAIL — 0.36%
PC Jeweller Ltd.	47,945	259,128

		259,128
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.18%
Ricoh India Ltd.	8,901	126,227

		126,227
TEXTILES, APPAREL & LUXURY GOODS — 6.21%
Arvind Ltd.	131,082	624,092
Bata India Ltd.	35,892	268,968
Bombay Dyeing & Manufacturing Co. Ltd.	96,965	97,103
Himatsingka Seide Ltd.	34,542	114,812
Indo Count Industries Ltd.	8,858	135,518
Kitex Garments Ltd.	13,331	139,550
Page Industries Ltd.	6,063	1,181,764
Rajesh Exports Ltd.	81,641	865,342
Raymond Ltd.	26,789	167,293
SRF Ltd.	15,542	297,456
Vaibhav Global Ltd.	10,933	91,534
Vardhman Textiles Ltd.	16,942	196,439
Welspun India Ltd.	22,579	295,131

		4,475,002
THRIFTS & MORTGAGE FINANCE — 1.31%
Dewan Housing Finance Corp. Ltd.	167,270	560,620
GRUH Finance Ltd.	99,373	380,988

		941,608
TRADING COMPANIES & DISTRIBUTORS — 0.44%
Adani Enterprises Ltd.	250,478	309,645
CCL International Ltd.	16,542	7,259

		316,904
TRANSPORTATION INFRASTRUCTURE — 1.10%
Gateway Distriparks Ltd.	73,347	376,116
Gujarat Pipavav Port Ltd.[a]	126,943	307,859

Security	Shares	Value

GVK Power & Infrastructure Ltd.[a]	797,787	$108,318

		792,293
WATER UTILITIES — 0.45%
VA Tech Wabag Ltd.	30,530	320,644

		320,644

TOTAL COMMON STOCKS (Cost: $68,304,194)		72,266,040

TOTAL INVESTMENTS IN SECURITIES — 100.31% (Cost: $68,304,194)		72,266,040
Other Assets, Less Liabilities — (0.31)%		(226,689)

NET ASSETS — 100.00%		$72,039,351

[a]	Non-income earning security.

See accompanying notes to schedules of investments.

40

Schedule of Investments  (Unaudited)

iSHARES® MSCI INDONESIA ETF

November 30, 2015

Security	Shares	Value

COMMON STOCKS — 100.28%

AUTO COMPONENTS — 0.04%
Gajah Tunggal Tbk PT	2,618,200	$101,246

		101,246
AUTOMOBILES — 9.02%
Astra International Tbk PT	53,907,030	23,086,314

		23,086,314
BANKS — 30.65%
Bank Bukopin Tbk	9,539,799	468,888
Bank Central Asia Tbk PT	32,824,858	29,360,869
Bank Danamon Indonesia Tbk PT	8,922,360	1,821,877
Bank Mandiri Persero Tbk PT	24,866,380	15,277,501
Bank Negara Indonesia Persero Tbk PT	19,879,058	6,853,856
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	6,359,936	326,386
Bank Pembangunan Daerah Jawa Timur Tbk PT	7,799,800	236,221
Bank Rakyat Indonesia Persero Tbk PT	29,565,672	23,026,391
Bank Tabungan Negara Persero Tbk PT	11,272,026	1,034,729

		78,406,718
BUILDING PRODUCTS — 0.15%
Arwana Citramulia Tbk PT	12,710,000	385,847

		385,847
CONSTRUCTION & ENGINEERING — 1.68%
Adhi Karya Persero Tbk PT	4,720,510	750,641
Inovisi Infracom Tbk PTa	9,476,400	80,140
Pembangunan Perumahan Persero Tbk PT	5,796,000	1,518,648
Sitara Propertindo Tbk PTa	10,670,700	416,493
Surya Semesta Internusa Tbk PT	8,672,574	366,712
Wijaya Karya Persero Tbk PT	5,724,339	1,164,728

		4,297,362
CONSTRUCTION MATERIALS — 4.72%
Indocement Tunggal Prakarsa Tbk PT	3,925,544	5,305,940
PT Holcim Indonesia Tbk	4,081,500	336,314
PT Wijaya Karya Beton Tbk	5,754,200	372,245
Semen Indonesia Persero Tbk PT	7,905,655	6,071,383

		12,085,882
DIVERSIFIED TELECOMMUNICATION SERVICES — 12.17%
Link Net Tbk PTa	2,843,800	729,706
Telekomunikasi Indonesia Persero Tbk PT	134,176,290	28,416,085
XL Axiata Tbk PTa	7,945,700	1,987,143

		31,132,934
FOOD & STAPLES RETAILING — 0.15%
Matahari Putra Prima Tbk PT	2,849,500	386,181

		386,181

Security	Shares	Value

FOOD PRODUCTS — 6.36%
Astra Agro Lestari Tbk PT	1,050,870	$1,287,477
Charoen Pokphand Indonesia Tbk PT	19,672,425	4,500,414
Eagle High Plantations Tbk PT	29,092,052	296,493
Indofood CBP Sukses Makmur Tbk PT	3,101,477	2,830,224
Indofood Sukses Makmur Tbk PT	11,705,930	4,124,786
Japfa Comfeed Indonesia Tbk PTa	12,643,900	429,536
Malindo Feedmill Tbk PT	314,900	33,231
Nippon Indosari Corpindo Tbk PT	4,004,200	370,464
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	8,202,600	711,465
PT Bisi International Tbk	3,971,300	380,338
Salim Ivomas Pratama Tbk PT	8,253,800	223,721
Sawit Sumbermas Sarana Tbk PT	5,104,500	582,950
Tiga Pilar Sejahtera Food Tbk	4,646,600	490,353

		16,261,452
GAS UTILITIES — 2.18%
Perusahaan Gas Negara Persero Tbk PT	29,072,307	5,579,109

		5,579,109
HEALTH CARE PROVIDERS & SERVICES — 0.20%
Siloam International Hospitals Tbk PT	760,000	513,625

		513,625
HOUSEHOLD PRODUCTS — 4.22%
Unilever Indonesia Tbk PT	4,063,304	10,793,381

		10,793,381
INSURANCE — 0.21%
Panin Financial Tbk PTa	37,916,478	542,643

		542,643
MACHINERY — 2.06%
United Tractors Tbk PT	4,472,196	5,269,013

		5,269,013
MARINE — 0.00%
Berlian Laju Tanker Tbk PTa	20,137,514	—

		—
MEDIA — 2.60%
Global Mediacom Tbk PT	18,954,400	1,143,977
Media Nusantara Citra Tbk PT	13,291,100	1,561,116
MNC Investama Tbk PT	21,940,669	231,539
Surya Citra Media Tbk PT	15,597,400	3,415,983
Visi Media Asia Tbk PTa	17,273,900	298,407

		6,651,022
METALS & MINING — 1.05%
Aneka Tambang Persero Tbk PTa	22,340,854	508,664
Hanson International Tbk PTa	35,907,207	1,699,980
Krakatau Steel Persero Tbk PTa	8,166,500	178,264

41

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI INDONESIA ETF

November 30, 2015

Security	Shares	Value

Timah Persero Tbk PT	7,871,580	$298,705

		2,685,613
MULTILINE RETAIL — 3.30%
Matahari Department Store Tbk PT	6,215,700	7,031,131
Mitra Adiperkasa Tbk PTa	1,975,400	585,409
Multipolar Tbk PT	18,551,243	427,745
Ramayana Lestari Sentosa Tbk PT	8,458,000	412,660

		8,456,945
OIL, GAS & CONSUMABLE FUELS — 2.00%
Adaro Energy Tbk PT	38,285,839	1,522,025
Benakat Integra Tbk PT	42,556,810	190,713
Bumi Resources Tbk PTa	47,017,217	169,921
Energi Mega Persada Tbk PTa	96,278,842	347,954
Golden Eagle Energy Tbk PTa	3,335,369	35,921
Indo Tambangraya Megah Tbk PT	1,061,980	518,133
Sugih Energy Tbk PTa	52,787,111	1,449,881
Tambang Batubara Bukit Asam Persero Tbk PT	2,190,050	886,468

		5,121,016
PAPER & FOREST PRODUCTS — 0.07%
Sekawan Intipratama Tbk PTa	30,572,100	183,410

		183,410
PERSONAL PRODUCTS — 0.12%
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	7,778,100	312,023

		312,023
PHARMACEUTICALS — 2.12%
Kalbe Farma Tbk PT	56,205,585	5,423,524

		5,423,524
REAL ESTATE MANAGEMENT & DEVELOPMENT — 7.37%
Agung Podomoro Land Tbk PTa	16,108,100	342,304
Alam Sutera Realty Tbk PT	26,389,916	646,634
Bekasi Fajar Industrial Estate Tbk PT	11,389,900	265,092
Bumi Serpong Damai Tbk PT	20,568,122	2,505,044
Ciputra Development Tbk PT	28,546,414	2,372,850
Intiland Development Tbk PT	16,620,420	600,666
Kawasan Industri Jababeka Tbk PT	47,037,370	710,575
Lippo Cikarang Tbk PTa	1,102,500	581,731
Lippo Karawaci Tbk PT	52,172,662	4,845,816
Modernland Realty Tbk PT	21,516,418	702,958
Pakuwon Jati Tbk PT	64,055,077	2,134,398
Sentul City Tbk PT	26,986,950	120,939
Summarecon Agung Tbk PT	26,947,158	3,019,017

		18,848,024
SPECIALTY RETAIL — 0.59%
Ace Hardware Indonesia Tbk PT	20,527,179	1,135,041
Tiphone Mobile Indonesia Tbk PT	7,459,800	372,046

		1,507,087

Security	Shares	Value

TEXTILES, APPAREL & LUXURY GOODS — 0.24%
Sri Rejeki Isman Tbk PT	22,446,500	$603,549

		603,549
TOBACCO — 4.62%
Gudang Garam Tbk PT	1,281,942	4,531,042
Hanjaya Mandala Sampoerna Tbk PT	991,300	7,301,299

		11,832,341
TRADING COMPANIES & DISTRIBUTORS — 0.82%
AKR Corporindo Tbk PT	4,749,900	2,094,282

		2,094,282
TRANSPORTATION INFRASTRUCTURE — 0.69%
Jasa Marga Persero Tbk PT	5,425,400	1,764,677

		1,764,677
WIRELESS TELECOMMUNICATION SERVICES — 0.88%
Tower Bersama Infrastructure Tbk PTa	5,103,000	2,240,746

		2,240,746

TOTAL COMMON STOCKS (Cost: $393,384,354)		256,565,966

SHORT-TERM INVESTMENTS — 0.22%

MONEY MARKET FUNDS — 0.22%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[b,c]	548,206	548,206

		548,206

TOTAL SHORT-TERM INVESTMENTS (Cost: $548,206)		548,206

TOTAL INVESTMENTS IN SECURITIES — 100.50% (Cost: $393,932,560)		257,114,172
Other Assets, Less Liabilities — (0.50)%		(1,269,511)

NET ASSETS — 100.00%		$255,844,661

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

42

Schedule of Investments  (Unaudited)

iSHARES® MSCI IRELAND CAPPED ETF

November 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.96%

AIRLINES — 3.80%
Ryanair Holdings PLC	83,029	$6,384,930

		6,384,930
BANKS — 11.59%
Bank of Ireland[a]	44,717,614	16,671,667
Permanent TSB Group Holdings PLC[a]	565,894	2,794,701

		19,466,368
BEVERAGES — 2.96%
C&C Group PLC	1,282,378	4,970,589

		4,970,589
BUILDING PRODUCTS — 4.48%
Kingspan Group PLC	287,207	7,524,193

		7,524,193
CONSTRUCTION MATERIALS — 23.32%
CRH PLC	1,331,159	39,154,423

		39,154,423
CONTAINERS & PACKAGING — 4.28%
Smurfit Kappa Group PLC	262,788	7,177,278

		7,177,278
DIVERSIFIED FINANCIAL SERVICES — 0.26%
IFG Group PLC	181,800	437,586

		437,586
FOOD & STAPLES RETAILING — 1.78%
Fyffes PLC	1,210,816	2,046,086
Total Produce PLC	617,205	937,376

		2,983,462
FOOD PRODUCTS — 19.81%
Glanbia PLC	389,934	7,153,468
Kerry Group PLC Class A	268,674	21,676,434
Origin Enterprises PLC[a]	558,518	4,427,041

		33,256,943
HEALTH CARE PROVIDERS & SERVICES — 3.80%
UDG Healthcare PLC	782,560	6,372,917

		6,372,917
HOTELS, RESTAURANTS & LEISURE — 6.42%
Dalata Hotel Group PLC[a]	597,932	3,252,256

Security	Shares	Value

Paddy Power PLC	59,372	$7,527,825

		10,780,081
INSURANCE — 0.21%
FBD Holdings PLC	48,472	350,779

		350,779
INTERNET SOFTWARE & SERVICES — 0.26%
Datalex PLC	132,901	430,214

		430,214
LIFE SCIENCES TOOLS & SERVICES — 4.67%
ICON PLC[a]	105,580	7,847,761

		7,847,761
MARINE — 2.54%
Irish Continental Group PLC	754,476	4,263,094

		4,263,094
PROFESSIONAL SERVICES — 0.18%
CPL Resources PLC	45,774	304,569

		304,569
REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.35%
Green REIT PLC	2,843,333	4,570,546
Hibernia REIT PLC	3,003,784	4,412,874

		8,983,420
SPECIALTY RETAIL — 0.16%
Applegreen PLC	44,986	262,504

		262,504
TRADING COMPANIES & DISTRIBUTORS — 4.09%
Grafton Group PLC	668,918	6,872,249

		6,872,249

TOTAL COMMON STOCKS
(Cost: $158,237,967)		167,823,360

43

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI IRELAND CAPPED ETF

November 30, 2015

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.00%

MONEY MARKET FUNDS — 0.00%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[b,c]	1,537	$1,537

		1,537

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,537)		1,537

TOTAL INVESTMENTS IN SECURITIES — 99.96%
(Cost: $158,239,504)		167,824,897
Other Assets, Less Liabilities — 0.04%		73,463

NET ASSETS — 100.00%		$167,898,360

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

44

Schedule of Investments  (Unaudited)

iSHARES® MSCI NEW ZEALAND CAPPED ETF

November 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.73%

AIR FREIGHT & LOGISTICS — 1.82%
Freightways Ltd.	308,148	$1,238,631

		1,238,631
AIRLINES — 2.79%
Air New Zealand Ltd.	1,060,766	1,901,257

		1,901,257
CHEMICALS — 1.77%
Nuplex Industries Ltd.	430,469	1,208,381

		1,208,381
CONSTRUCTION MATERIALS — 8.37%
Fletcher Building Ltd.	1,187,866	5,706,205

		5,706,205
DIVERSIFIED TELECOMMUNICATION SERVICES — 12.75%
Chorus Ltd.[a]	830,746	1,694,265
Spark New Zealand Ltd.	3,185,138	6,999,653

		8,693,918
ELECTRIC UTILITIES — 14.64%
Contact Energy Ltd.	1,249,382	4,099,935
Genesis Energy Ltd.[b]	961,034	1,228,550
Infratil Ltd.	1,052,672	2,129,531
Mighty River Power Ltd.	1,319,924	2,522,315

		9,980,331
HEALTH CARE EQUIPMENT & SUPPLIES — 7.82%
Fisher & Paykel Healthcare Corp. Ltd.	961,667	5,329,336

		5,329,336
HEALTH CARE PROVIDERS & SERVICES — 7.16%
Metlifecare Ltd.	248,716	704,733
Ryman Healthcare Ltd.	585,103	3,026,596
Summerset Group Holdings Ltd.	456,604	1,149,358

		4,880,687
HEALTH CARE TECHNOLOGY — 0.34%
Orion Health Group Ltd.[a]	102,202	228,977

		228,977
HOTELS, RESTAURANTS & LEISURE — 4.25%
SKYCITY Entertainment Group Ltd.	1,046,508	2,896,305

		2,896,305

Security	Shares	Value

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 4.62%
Meridian Energy Ltd.	2,059,710	$3,148,810

		3,148,810
INTERNET & CATALOG RETAIL — 2.82%
Trade Me Group Ltd.	778,146	1,922,847

		1,922,847
MEDIA — 3.03%
Sky Network Television Ltd.	688,832	2,065,271

		2,065,271
MULTILINE RETAIL — 0.71%
Warehouse Group Ltd. (The)	286,583	483,440

		483,440
OIL, GAS & CONSUMABLE FUELS — 5.17%
New Zealand Refining Co. Ltd. (The)	263,200	659,055
Z Energy Ltd.	640,451	2,865,551

		3,524,606
REAL ESTATE INVESTMENT TRUSTS (REITS) — 10.01%
Argosy Property Ltd.	1,541,193	1,167,904
Goodman Property Trust	2,110,548	1,745,386
Kiwi Property Group Ltd.	2,396,751	2,187,384
Precinct Properties New Zealand Ltd.	2,109,152	1,723,384

		6,824,058
SOFTWARE — 3.26%
Diligent Corp.[a,b]	151,977	590,857
Xero Ltd.[a,b]	129,099	1,629,086

		2,219,943
TRANSPORTATION INFRASTRUCTURE — 8.40%
Auckland International Airport Ltd.	1,644,730	5,722,436

		5,722,436

TOTAL COMMON STOCKS
(Cost: $72,669,965)		67,975,439

SHORT-TERM INVESTMENTS — 3.79%

MONEY MARKET FUNDS — 3.79%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[c,d,e]	2,452,680	2,452,680
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[c,d,e]	126,094	126,094

45

Schedule of Investments   (Unaudited) (Continued)

iSHARES® MSCI NEW ZEALAND CAPPED ETF

November 30, 2015

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[c,d]	3,757	$3,757

		2,582,531

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,582,531)		2,582,531

TOTAL INVESTMENTS IN SECURITIES — 103.52%
(Cost: $75,252,496)		70,557,970
Other Assets, Less Liabilities — (3.52)%		(2,400,556)

NET ASSETS — 100.00%		$68,157,414

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

46

Schedule of Investments  (Unaudited)

iSHARES® MSCI NORWAY CAPPED ETF

November 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.78%

AIRLINES — 1.07%
Norwegian Air Shuttle ASA[a,b]	7,238	$243,351

		243,351
AUTO COMPONENTS — 0.38%
Kongsberg Automotive ASA[a]	126,995	85,424

		85,424
BANKS — 12.56%
DNB ASA	192,280	2,533,614
Sparebank 1 Nord Norge	26,213	108,692
SpareBank 1 SMN	34,276	203,319

		2,845,625
CHEMICALS — 7.49%
Borregaard ASA	27,236	149,324
Yara International ASA	33,418	1,548,498

		1,697,822
DIVERSIFIED FINANCIAL SERVICES — 0.71%
Aker ASA Class A	8,107	160,142

		160,142
DIVERSIFIED TELECOMMUNICATION SERVICES — 11.42%
Telenor ASA	148,357	2,588,814

		2,588,814
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.09%
IDEX ASA	17,751	20,016

		20,016
ENERGY EQUIPMENT & SERVICES — 10.86%
Akastor ASA[a,b]	46,761	63,824
Aker Solutions ASA	43,164	186,388
BW Offshore Ltd.	139,678	47,621
Fred Olsen Energy ASA[a]	11,462	50,828
Ocean Yield ASA	14,223	119,590
Petroleum Geo-Services ASA[b]	57,490	270,233
Prosafe SE	66,231	183,085
Seadrill Ltd.[a,b]	86,933	515,670
Subsea 7 SAa	65,582	522,344
TGS Nopec Geophysical Co. ASA[b]	26,114	502,609

		2,462,192
FOOD PRODUCTS — 13.16%
Austevoll Seafood ASA	33,319	206,277
Bakkafrost P/F	9,691	263,985
Leroy Seafood Group ASA	7,007	258,263
Marine Harvest ASA	75,185	1,017,535

Security	Shares	Value

Orkla ASA	124,135	$1,009,437
Salmar ASA	13,475	226,601

		2,982,098
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.26%
Scatec Solar ASA[c]	12,639	59,687

		59,687
INSURANCE — 5.91%
Gjensidige Forsikring ASA	48,070	776,805
Protector Forsikring ASA	15,543	125,318
Storebrand ASA[a]	118,833	438,267

		1,340,390
INTERNET SOFTWARE & SERVICES — 1.09%
Opera Software ASA[b]	39,468	246,164

		246,164
IT SERVICES — 0.89%
Atea ASA	22,550	202,592

		202,592
MACHINERY — 0.25%
Hexagon Composites ASA[b]	28,259	56,961

		56,961
MARINE — 1.18%
Golden Ocean Group Ltd.[a,b]	33,572	58,003
Stolt-Nielsen Ltd.	10,208	131,686
Wilh Wilhelmsen ASA	20,295	78,075

		267,764
MEDIA — 4.42%
Schibsted ASA	12,705	461,694
Schibsted ASA Class Ba	15,477	540,144

		1,001,838
METALS & MINING — 4.62%
Norsk Hydro ASA	270,237	1,045,838

		1,045,838
MULTILINE RETAIL — 0.10%
Europris ASA[a,c]	4,675	22,077

		22,077
OIL, GAS & CONSUMABLE FUELS — 19.39%
Avance Gas Holding Ltd.[b,c]	7,117	96,730
BW LPG Ltd.[b,c]	20,713	178,930
Det Norske Oljeselskap ASA[a,b]	31,438	207,849
DNO ASA[a,b]	179,678	178,395
Frontline Ltd.[a]	6,589	19,960
Hoegh LNG Holdings Ltd.	16,445	201,727
Statoil ASA	225,379	3,488,935

47

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI NORWAY CAPPED ETF

November 30, 2015

Security	Shares	Value

Tanker Investments Ltd.[a]	1,782	$21,141

		4,393,667
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.35%
Entra ASA[c]	20,141	168,770
Norwegian Property ASA[a]	83,028	83,678
Selvaag Bolig ASA	17,952	52,934

		305,382
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.58%
Nordic Semiconductor ASA[a,b]	46,409	219,162
REC Silicon ASA[a,b]	597,091	138,235

		357,397
SPECIALTY RETAIL — 0.73%
XXL ASA[c]	14,489	166,468

		166,468
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.27%
Thin Film Electronics ASA[a,b]	140,030	60,160

		60,160

TOTAL COMMON STOCKS
(Cost: $32,896,091)		22,611,869

SHORT-TERM INVESTMENTS — 12.12%

MONEY MARKET FUNDS — 12.12%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[d,e,f]	2,606,509	2,606,509
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[d,e,f]	134,002	134,002
BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[d,e]	6,991	6,991

		2,747,502

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,747,502)		2,747,502

TOTAL INVESTMENTS IN SECURITIES — 111.90%
(Cost: $35,643,593)		25,359,371
Other Assets, Less Liabilities — (11.90)%		(2,696,113)

NET ASSETS — 100.00%		$22,663,258

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

48

Schedule of Investments  (Unaudited)

iSHARES® MSCI PHILIPPINES ETF

November 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.80%

AIRLINES — 0.67%
Cebu Air Inc.	906,340	$1,605,418

		1,605,418
BANKS — 12.85%
Bank of the Philippine Islands	3,354,729	5,942,297
BDO Unibank Inc.	6,844,586	14,664,896
East West Banking Corp.[a]	1,630,400	657,141
Metropolitan Bank & Trust Co.	1,363,626	2,328,636
Philippine National Bank[a]	1,069,542	1,157,120
Rizal Commercial Banking Corp.	941,258	611,997
Security Bank Corp.	1,923,260	5,613,928

		30,976,015
BEVERAGES — 0.18%
Pepsi-Cola Products Philippines Inc.	5,710,500	436,101

		436,101
CHEMICALS — 0.88%
D&L Industries Inc.	10,662,700	2,126,207

		2,126,207
DIVERSIFIED FINANCIAL SERVICES — 12.54%
Ayala Corp.	923,448	14,554,982
GT Capital Holdings Inc.	333,380	8,946,239
Metro Pacific Investments Corp.	55,728,600	6,194,694
Premium Leisure Corp.	26,877,000	547,346

		30,243,261
ELECTRIC UTILITIES — 0.56%
First Philippine Holdings Corp.	957,529	1,342,653

		1,342,653
FOOD & STAPLES RETAILING — 0.63%
Cosco Capital Inc.	9,535,100	1,512,994

		1,512,994
FOOD PRODUCTS — 6.59%
Universal Robina Corp.	3,709,960	15,897,580

		15,897,580
HOTELS, RESTAURANTS & LEISURE — 4.01%
Jollibee Foods Corp.	1,824,623	7,780,001
Max’s Group Inc.[a]	1,151,800	549,756
Melco Crown Philippines Resorts Corp.[a]	7,371,700	522,305
PhilWeb Corp.	1,847,800	819,241

		9,671,303

Security	Shares	Value

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 6.09%
Aboitiz Power Corp.	6,296,315	$5,609,784
Energy Development Corp.	39,808,620	5,235,754
First Gen Corp.	5,435,537	2,594,391
Lopez Holdings Corp.	7,800,650	1,241,088

		14,681,017
INDUSTRIAL CONGLOMERATES — 18.83%
Aboitiz Equity Ventures Inc.	8,327,760	9,998,965
Alliance Global Group Inc.	8,773,339	3,294,190
DMCI Holdings Inc.	17,040,600	4,872,874
JG Summit Holdings Inc.	10,671,372	16,016,113
SM Investments Corp.	625,964	11,220,610

		45,402,752
MEDIA — 0.74%
ABS-CBN Holdings Corp. PDR	1,342,280	1,793,883

		1,793,883
METALS & MINING — 0.37%
Nickel Asia Corp.	6,484,100	899,576

		899,576
REAL ESTATE MANAGEMENT & DEVELOPMENT — 22.26%
Ayala Land Inc.	31,191,640	22,397,900
Belle Corp.	18,142,967	1,223,900
DoubleDragon Properties Corp.	2,834,900	1,437,296
Filinvest Land Inc.	41,419,590	1,563,998
Megaworld Corp.	47,910,000	4,512,524
Robinsons Land Corp.	6,939,900	4,438,651
SM Prime Holdings Inc.	35,210,635	16,059,157
Vista Land & Lifescapes Inc.	18,028,900	2,034,657

		53,668,083
SPECIALTY RETAIL — 0.15%
SSI Group Inc.[a]	4,226,200	363,091

		363,091
TRANSPORTATION INFRASTRUCTURE — 1.41%
International Container Terminal Services Inc.	2,176,890	3,394,175

		3,394,175
WATER UTILITIES — 1.11%
Manila Water Co. Inc.	5,146,229	2,674,642

		2,674,642
WIRELESS TELECOMMUNICATION SERVICES — 9.93%
Globe Telecom Inc.	141,150	5,988,545

49

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI PHILIPPINES ETF

November 30, 2015

Security	Shares	Value

Philippine Long Distance Telephone Co.	412,827	$17,952,807

		23,941,352

TOTAL COMMON STOCKS
(Cost: $279,942,292)		240,630,103

SHORT-TERM INVESTMENTS — 0.02%

MONEY MARKET FUNDS — 0.02%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[b,c]	50,088	50,088

		50,088

TOTAL SHORT-TERM INVESTMENTS
(Cost: $50,088)		50,088

TOTAL INVESTMENTS IN SECURITIES — 99.82%
(Cost: $279,992,380)		240,680,191
Other Assets, Less Liabilities — 0.18%		430,332

NET ASSETS — 100.00%		$241,110,523

PDR	— Philippine Depositary Receipt

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

50

Schedule of Investments  (Unaudited)

iSHARES® MSCI POLAND CAPPED ETF

November 30, 2015

Security	Shares	Value

COMMON STOCKS — 98.71%

AIR FREIGHT & LOGISTICS — 0.32%
Integer.pl SAa,b	25,512	$548,882

		548,882
BANKS — 30.85%
Alior Bank SAa,b	176,933	3,199,342
Bank Handlowy w Warszawie SA	121,293	2,153,054
Bank Millennium SAa	1,712,551	2,240,345
Bank Pekao SA	417,039	14,134,206
Bank Zachodni WBK SAa	112,000	7,217,855
Getin Holding SAa,b	1,784,891	578,227
Getin Noble Bank SAa,b	5,081,019	728,777
mBank SAa	52,203	3,874,802
Powszechna Kasa Oszczednosci Bank Polski SAa	2,808,728	18,719,065

		52,845,673
CHEMICALS — 4.88%
Ciech SAa	102,650	2,208,482
Grupa Azoty SAa	161,691	4,316,425
Synthos SA	2,034,639	1,826,458

		8,351,365
CONSTRUCTION & ENGINEERING — 1.34%
Budimex SA	43,934	2,297,877

		2,297,877
CONSUMER FINANCE — 1.02%
KRUK SA	37,928	1,753,481

		1,753,481
DIVERSIFIED FINANCIAL SERVICES — 0.68%
Warsaw Stock Exchange	115,097	1,169,542

		1,169,542
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.19%
Netia SA	1,180,111	1,584,668
Orange Polska SA	2,324,469	3,885,851

		5,470,519
ELECTRIC UTILITIES — 9.35%
ENEA SA	810,785	2,309,797
Energa SA	744,335	2,512,562
PGE Polska Grupa Energetyczna SA	2,599,702	8,524,773
Tauron Polska Energia SA	3,807,078	2,673,781

		16,020,913

Security	Shares	Value

FOOD & STAPLES RETAILING — 2.27%
Eurocash SA	301,622	$3,878,663

		3,878,663
HEALTH CARE PROVIDERS & SERVICES — 0.15%
Neuca SA	3,004	247,451

		247,451
INSURANCE — 10.01%
Powszechny Zaklad Ubezpieczen SA	1,796,350	17,147,230

		17,147,230
MEDIA — 2.38%
Cyfrowy Polsat SAa	686,127	4,082,403

		4,082,403
METALS & MINING — 5.22%
Boryszew SAb	504,562	598,923
Jastrzebska Spolka Weglowa SAa,b	264,642	823,949
KGHM Polska Miedz SA	420,485	7,518,038

		8,940,910
OIL, GAS & CONSUMABLE FUELS — 15.88%
Grupa Lotos SAa	342,230	2,412,854
Lubelski Wegiel Bogdanka SA	47,236	478,814
Polski Koncern Naftowy Orlen SA	1,027,979	17,268,776
Polskie Gornictwo Naftowe i Gazownictwo SA	5,287,738	7,048,138

		27,208,582
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.02%
Globe Trade Centre SAa,b	925,900	1,644,009
Polski Holding Nieruchomosci SA	23,574	96,424

		1,740,433
ROAD & RAIL — 1.11%
PKP Cargo SAb	119,280	1,901,401

		1,901,401
SOFTWARE — 3.02%
Asseco Poland SA	268,194	3,803,629
CD Projekt Red SAa,b	245,735	1,372,774

		5,176,403
TEXTILES, APPAREL & LUXURY GOODS — 5.71%
CCC SA	82,317	3,236,700
LPP SA	3,891	6,550,832

		9,787,532

51

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI POLAND CAPPED ETF

November 30, 2015

Security	Shares	Value

WIRELESS TELECOMMUNICATION SERVICES — 0.31%
Midas SAa,b	3,463,635	$522,490

		522,490

TOTAL COMMON STOCKS
(Cost: $275,190,232)		169,091,750

SHORT-TERM INVESTMENTS — 2.73%

MONEY MARKET FUNDS — 2.73%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[c,d,e]	4,424,001	4,424,001
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[c,d,e]	227,441	227,441
BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[c,d]	28,658	28,658

		4,680,100

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,680,100)		4,680,100

TOTAL INVESTMENTS IN SECURITIES — 101.44%
(Cost: $279,870,332)		173,771,850
Other Assets, Less Liabilities — (1.44)%		(2,460,511)

NET ASSETS — 100.00%		$171,311,339

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

52

Schedule of Investments  (Unaudited)

iSHARES® MSCI QATAR CAPPED ETF

November 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.95%

BANKS — 43.64%
Al Khalij Commercial Bank QSC	80,946	$372,063
Commercial Bank QSC (The)	146,453	1,813,597
Doha Bank QSC	139,616	1,878,440
Masraf Al Rayan QSC	351,525	3,445,803
Qatar International Islamic Bank QSC	49,650	929,758
Qatar Islamic Bank SAQ	63,362	2,026,846
Qatar National Bank SAQ	178,603	7,846,478

		18,312,985
CONSTRUCTION MATERIALS — 2.64%
Qatar National Cement Co. QSC	20,927	591,848
Qatari Investors Group QSC	49,538	517,558

		1,109,406
DIVERSIFIED FINANCIAL SERVICES — 1.75%
Qatar Industrial Manufacturing Co. QSC	28,672	316,483
Salam International Investment Ltd. QSC	126,270	418,479

		734,962
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.83%
Ooredoo QSC	88,631	1,606,185

		1,606,185
ENERGY EQUIPMENT & SERVICES — 1.88%
Gulf International Services QSC	61,238	790,287

		790,287
FOOD & STAPLES RETAILING — 1.14%
Al Meera Consumer Goods Co. QSC	8,178	478,292

		478,292
FOOD PRODUCTS — 0.57%
Widam Food Co.	18,157	239,305

		239,305
HEALTH CARE PROVIDERS & SERVICES — 1.08%
Medicare Group	12,178	451,415

		451,415
INDUSTRIAL CONGLOMERATES — 10.21%
Industries Qatar QSC	148,458	4,096,715
Mannai Corp. QSC	7,245	188,985

		4,285,700

Security	Shares	Value

INSURANCE — 4.65%
Qatar Insurance Co. SAQ	85,417	$1,948,998

		1,948,998
MARINE — 3.57%
Qatar Navigation QSC	55,750	1,498,627

		1,498,627
MULTI-UTILITIES — 4.16%
Qatar Electricity & Water Co. QSC	32,620	1,746,564

		1,746,564
OIL, GAS & CONSUMABLE FUELS — 4.39%
Qatar Gas Transport Co. Ltd.	273,661	1,840,963

		1,840,963
REAL ESTATE MANAGEMENT & DEVELOPMENT — 13.12%
Barwa Real Estate Co.	119,754	1,249,510
Ezdan Holding Group QSC	701,349	3,079,276
Mazaya Qatar Real Estate Development QSC	69,415	282,085
National Leasing	50,625	208,925
United Development Co. QSC	123,721	686,216

		5,506,012
WIRELESS TELECOMMUNICATION SERVICES — 3.32%
Vodafone Qatar QSC	414,276	1,392,314

		1,392,314

TOTAL COMMON STOCKS
(Cost: $50,874,429)		41,942,015

SHORT-TERM INVESTMENTS — 0.20%

MONEY MARKET FUNDS — 0.20%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[a,b]	84,006	84,006

		84,006

TOTAL SHORT-TERM INVESTMENTS
(Cost: $84,006)		84,006

TOTAL INVESTMENTS IN SECURITIES — 100.15% (Cost: $50,958,435)		42,026,021
Other Assets, Less Liabilities — (0.15)%		(61,417)

NET ASSETS — 100.00%		$41,964,604

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

53

Schedule of Investments  (Unaudited)

iSHARES® MSCI SAUDI ARABIA CAPPED ETF

November 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.08%

BANKS — 27.46%
Al Rajhi Bank	19,724	$264,160
Alinma Bank	26,704	102,874
Arab National Bank	17,456	116,265
Banque Saudi Fransi	20,540	151,417
National Commercial Bank	25,672	365,844
Riyad Bank	50,672	167,534
Samba Financial Group	33,436	201,231

		1,369,325
BUILDING PRODUCTS — 0.43%
Saudi Ceramic Co.	1,464	21,647

		21,647
CHEMICALS — 24.25%
Advanced Petrochemical Co.	3,288	40,234
Saudi Arabian Fertilizer Co.	3,044	69,144
Saudi Basic Industries Corp.	43,628	1,043,771
Saudi Chemical Co.	1,772	30,209
Yanbu National Petrochemical Co.	2,152	25,834

		1,209,192
CONSTRUCTION MATERIALS — 3.37%
Arabian Cement Co./Saudi Arabia	2,484	34,115
City Cement Co.	5,510	24,486
Eastern Province Cement Co.	2,024	19,304
Najran Cement Co.	5,288	25,021
Northern Region Cement Co.	5,708	24,240
Qassim Cement Co. (The)	2,000	40,932

		168,098
DISTRIBUTORS — 0.39%
Al Hassan Ghazi Ibrahim Shaker Co.	2,440	19,684

		19,684
DIVERSIFIED FINANCIAL SERVICES — 0.45%
Aseer Trading Tourism & Manufacturing Co.	4,132	22,677

		22,677
DIVERSIFIED TELECOMMUNICATION SERVICES — 9.64%
Saudi Telecom Co.	26,948	480,448

		480,448
ELECTRIC UTILITIES — 4.38%
Saudi Electricity Co.	52,756	218,558

		218,558
FOOD & STAPLES RETAILING — 1.04%
Abdullah Al Othaim Markets Co.	1,244	30,166

Security	Shares	Value

Saudi Marketing Co.	1,272	$21,770

		51,936
FOOD PRODUCTS — 8.04%
Almarai Co.	9,976	212,145
National Agriculture Development Co. (The)	2,624	22,671
Saudia Dairy & Foodstuff Co.	848	28,161
Savola Group (The)	9,260	137,660

		400,637
HEALTH CARE PROVIDERS & SERVICES — 2.42%
Al Hammadi Development and Investment Co.	2,752	36,784
Dallah Healthcare Holding Co.	1,274	25,663
Mouwasat Medical Services Co.	1,180	35,942
National Medical Care Co.	1,428	22,492

		120,881
HOTELS, RESTAURANTS & LEISURE — 2.85%
Abdul Mohsen Al-Hokair Tourism and Development Co.	1,480	26,836
Al Tayyar Travel Group Holding Co.	3,808	64,533
Dur Hospitality Co.	2,620	18,707
Herfy Food Services Co.	1,164	32,041

		142,117
HOUSEHOLD DURABLES — 0.46%
Al Abdullatif Industrial Investment Co.	2,692	22,836

		22,836
INDUSTRIAL CONGLOMERATES — 0.38%
Astra Industrial Group	3,388	19,072

		19,072
INSURANCE — 2.37%
Bupa Arabia for Cooperative Insurance Co.	856	52,067
Co for Cooperative Insurance (The)	2,135	47,444
Mediterranean & Gulf Insurance & Reinsurance Co. (The)	2,644	18,498

		118,009
METALS & MINING — 4.10%
Saudi Arabian Mining Co.	19,704	182,840
Zamil Industrial Investment Co.	2,116	21,405

		204,245
OIL, GAS & CONSUMABLE FUELS — 1.25%
Rabigh Refining & Petrochemical Co.	15,372	62,168

		62,168
PHARMACEUTICALS — 0.60%
Saudi Pharmaceutical Industries & Medical Appliances Corp.	3,180	29,915

		29,915

54

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI SAUDI ARABIA CAPPED ETF

November 30, 2015

Security	Shares	Value

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.44%
Arriyadh Development Co.	4,456	$21,927

		21,927
ROAD & RAIL — 0.87%
Saudi Public Transport Co.	4,152	21,979
United International Transportation Co.	1,768	21,352

		43,331
SPECIALTY RETAIL — 1.60%
Fawaz Abdulaziz Al Hokair & Co.	3,854	79,883

		79,883
WIRELESS TELECOMMUNICATION SERVICES — 2.29%
Etihad Etisalat Co.	13,600	113,989

		113,989

TOTAL COMMON STOCKS (Cost: $4,910,931)		4,940,575

SHORT-TERM INVESTMENTS — 0.04%

MONEY MARKET FUNDS — 0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[a,b]	1,974	1,974

		1,974

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,974)		1,974

TOTAL INVESTMENTS IN SECURITIES — 99.12% (Cost: $4,912,905)		4,942,549
Other Assets, Less Liabilities — 0.88%		43,674

NET ASSETS — 100.00%		$4,986,223

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

55

Schedule of Investments  (Unaudited)

iSHARES® MSCI UAE CAPPED ETF

November 30, 2015

Security	Shares	Value

COMMON STOCKS — 98.71%

AIRLINES — 2.82%
Air Arabia PJSC	2,151,015	$708,601

		708,601
BANKS — 25.16%
Abu Dhabi Commercial Bank PJSC	857,250	1,458,682
Ajman Bank PJSC[a]	668,866	356,918
Dubai Islamic Bank PJSC	686,148	1,195,559
First Gulf Bank PJSC	375,885	1,228,031
National Bank of Abu Dhabi PJSC	499,016	1,039,320
Union National Bank PJSC	754,239	1,045,201

		6,323,711
BUILDING PRODUCTS — 0.79%
National Central Cooling Co. PJSC	654,008	199,423

		199,423
CAPITAL MARKETS — 4.89%
Amanat Holdings PJSC[a]	1,165,170	250,605
Amlak Finance PJSC[a]	673,246	263,943
Dubai Investments PJSC	1,295,281	715,868

		1,230,416
CONSTRUCTION & ENGINEERING — 3.42%
Arabtec Holding PJSC[a]	1,766,825	529,126
Orascom Construction Ltd.[a]	53,162	330,402

		859,528
DIVERSIFIED FINANCIAL SERVICES — 6.13%
Al Waha Capital PJSC	971,905	574,191
Dubai Financial Market PJSC	1,846,721	598,303
Gulf General Investment Co.[a]	1,266,144	232,681
SHUAA Capital PSC[a]	1,268,332	134,670

		1,539,845
DIVERSIFIED TELECOMMUNICATION SERVICES — 14.50%
Emirates Telecommunications Group Co. PJSC	811,334	3,644,658

		3,644,658
ENERGY EQUIPMENT & SERVICES — 1.65%
Lamprell PLC[a]	257,229	414,311

		414,311
FOOD PRODUCTS — 1.63%
Agthia Group PJSC	194,993	409,305

		409,305

Security	Shares	Value

HEALTH CARE PROVIDERS & SERVICES — 7.16%
Al Noor Hospitals Group PLC	61,441	$1,049,730
NMC Health PLC	55,668	749,984

		1,799,714
HOTELS, RESTAURANTS & LEISURE — 2.39%
Dubai Parks & Resorts PJSC[a]	1,872,458	601,544

		601,544
OIL, GAS & CONSUMABLE FUELS — 2.00%
Dana Gas PJSC[a]	3,846,674	502,689

		502,689
REAL ESTATE MANAGEMENT & DEVELOPMENT — 20.79%
Aldar Properties PJSC	1,767,723	1,126,168
Deyaar Development PJSC[a]	1,828,176	254,836
Emaar Malls Group PJSC[a]	425,436	331,264
Emaar Properties PJSC	1,806,704	2,838,154
Eshraq Properties Co. PJSC[a]	1,633,162	226,763
RAK Properties PJSC	1,636,832	218,360
Union Properties PJSC	1,208,937	232,042

		5,227,587
TRANSPORTATION INFRASTRUCTURE — 5.38%
DP World Ltd.	72,344	1,352,833

		1,352,833

TOTAL COMMON STOCKS (Cost: $31,312,692)		24,814,165

SHORT-TERM INVESTMENTS — 0.18%

MONEY MARKET FUNDS — 0.18%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[b,c]	45,006	45,006

		45,006

TOTAL SHORT-TERM INVESTMENTS (Cost: $45,006)		45,006

TOTAL INVESTMENTS IN SECURITIES — 98.89% (Cost: $31,357,698)		24,859,171
Other Assets, Less Liabilities — 1.11%		278,778

NET ASSETS — 100.00%		$25,137,949

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

56

Schedule of Investments  (Unaudited)

iSHARES® MSCI UNITED KINGDOM ETF

November 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.07%

AEROSPACE & DEFENSE — 2.04%
BAE Systems PLC	3,384,760	$26,316,100
Cobham PLC	1,218,012	5,562,762
Meggitt PLC	828,784	4,836,826
Rolls-Royce Holdings PLC	1,966,926	17,957,346

		54,673,034
AIR FREIGHT & LOGISTICS — 0.26%
Royal Mail PLC	962,791	7,045,000

		7,045,000
AIRLINES — 0.16%
easyJet PLC	169,968	4,229,250

		4,229,250
AUTO COMPONENTS — 0.31%
GKN PLC	1,833,237	8,292,518

		8,292,518
BANKS — 12.44%
Barclays PLC	17,948,857	60,305,138
HSBC Holdings PLC	20,926,560	166,796,577
Lloyds Banking Group PLC	61,082,645	67,085,087
Royal Bank of Scotland Group PLC[a]	3,714,404	16,908,078
Standard Chartered PLC	2,720,954	22,822,101

		333,916,981
BEVERAGES — 5.42%
Coca-Cola HBC AG	213,883	5,186,748
Diageo PLC	2,690,971	77,368,773
SABMiller PLC	1,038,358	63,014,008

		145,569,529
CAPITAL MARKETS — 1.28%
3i Group PLC	1,040,432	7,869,970
Aberdeen Asset Management PLC	986,903	4,744,962
Hargreaves Lansdown PLC	279,076	6,284,597
ICAP PLC	592,077	4,536,483
Investec PLC	592,393	5,038,273
Schroders PLC	132,985	5,997,466

		34,471,751
CHEMICALS — 0.58%
Croda International PLC	145,255	6,270,953
Johnson Matthey PLC	219,214	9,338,520

		15,609,473
COMMERCIAL SERVICES & SUPPLIES — 0.53%
Aggreko PLC	273,998	4,145,117

Security	Shares	Value

Babcock International Group PLC	269,554	$4,345,688
G4S PLC	1,659,845	5,669,247

		14,160,052
CONSUMER FINANCE — 0.32%
Provident Financial PLC	157,225	8,453,886

		8,453,886
CONTAINERS & PACKAGING — 0.25%
Rexam PLC	754,293	6,579,863

		6,579,863
DIVERSIFIED FINANCIAL SERVICES — 0.50%
London Stock Exchange Group PLC	335,409	13,379,624

		13,379,624
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.79%
BT Group PLC	8,954,306	66,916,123
Inmarsat PLC	480,944	8,072,215

		74,988,338
ELECTRIC UTILITIES — 0.86%
SSE PLC	1,062,419	22,933,393

		22,933,393
ENERGY EQUIPMENT & SERVICES — 0.23%
Amec Foster Wheeler PLC	417,180	2,734,231
Petrofac Ltd.	277,535	3,446,633

		6,180,864
FOOD & STAPLES RETAILING — 1.22%
J Sainsbury PLC[b]	1,440,374	5,502,882
Tesco PLC[a]	8,704,609	21,908,310
Wm Morrison Supermarkets PLC	2,373,158	5,447,783

		32,858,975
FOOD PRODUCTS — 0.92%
Associated British Foods PLC	381,108	20,342,771
Tate & Lyle PLC	499,832	4,439,146

		24,781,917
HEALTH CARE EQUIPMENT & SUPPLIES — 0.60%
Smith & Nephew PLC	957,671	16,217,809

		16,217,809
HOTELS, RESTAURANTS & LEISURE — 3.08%
Carnival PLC	197,040	10,277,346
Compass Group PLC	1,762,693	30,620,044
InterContinental Hotels Group PLC	252,591	9,718,563
Merlin Entertainments PLC[c]	759,131	4,676,013
TUI AG	533,400	8,848,261
Whitbread PLC	195,200	13,363,604

57

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM ETF

November 30, 2015

Security	Shares	Value

William Hill PLC	945,495	$5,089,558

		82,593,389
HOUSEHOLD DURABLES — 1.09%
Barratt Developments PLC	1,065,342	9,637,998
Persimmon PLC	327,935	9,453,222
Taylor Wimpey PLC	3,480,448	10,195,331

		29,286,551
HOUSEHOLD PRODUCTS — 2.39%
Reckitt Benckiser Group PLC	684,500	64,192,579

		64,192,579
INDUSTRIAL CONGLOMERATES — 0.25%
Smiths Group PLC	422,573	6,570,908

		6,570,908
INSURANCE — 6.83%
Admiral Group PLC	224,361	5,474,617
Aviva PLC	4,328,067	33,324,446
Direct Line Insurance Group PLC	1,470,930	9,118,044
Legal & General Group PLC	6,360,887	25,996,258
Old Mutual PLC	5,272,174	16,586,676
Prudential PLC	2,750,450	63,739,224
RSA Insurance Group PLC	1,087,931	7,204,082
St. James’s Place PLC	560,324	8,569,515
Standard Life PLC	2,106,724	13,208,271

		183,221,133
INTERNET SOFTWARE & SERVICES — 0.18%
Auto Trader Group PLC[a,c]	803,169	4,912,212

		4,912,212
MACHINERY — 0.48%
IMI PLC	290,896	4,177,433
Melrose Industries PLC	1,064,640	4,650,755
Weir Group PLC (The)	229,244	4,147,876

		12,976,064
MEDIA — 3.71%
ITV PLC	4,097,545	16,715,384
Pearson PLC	878,265	10,920,159
RELX PLC	1,194,970	21,549,497
Sky PLC	1,104,529	18,388,892
WPP PLC	1,385,666	32,017,710

		99,591,642
METALS & MINING — 4.17%
Anglo American PLC	1,499,646	9,224,941
Antofagasta PLC	421,855	3,222,720
BHP Billiton PLC	2,259,426	27,103,494
Fresnillo PLC	237,167	2,552,605
Glencore PLC	13,089,173	19,054,911
Randgold Resources Ltd.	99,782	6,071,162

Security	Shares	Value

Rio Tinto PLC	1,341,013	$44,581,401

		111,811,234
MULTI-UTILITIES — 2.74%
Centrica PLC	5,405,138	17,745,400
National Grid PLC	4,004,651	55,809,120

		73,554,520
MULTILINE RETAIL — 1.19%
Marks & Spencer Group PLC	1,758,870	13,304,334
Next PLC	155,362	18,522,231

		31,826,565
OIL, GAS & CONSUMABLE FUELS — 12.62%
BG Group PLC	3,653,995	56,736,234
BP PLC	19,564,654	113,458,789
Royal Dutch Shell PLC Class A	4,191,365	103,661,234
Royal Dutch Shell PLC Class B	2,610,672	64,921,072

		338,777,329
PAPER & FOREST PRODUCTS — 0.34%
Mondi PLC	392,862	9,130,838

		9,130,838
PERSONAL PRODUCTS — 2.18%
Unilever PLC	1,373,003	58,572,621

		58,572,621
PHARMACEUTICALS — 9.02%
AstraZeneca PLC	1,351,959	91,630,608
GlaxoSmithKline PLC	5,206,169	106,228,515
Shire PLC	633,330	44,292,745

		242,151,868
PROFESSIONAL SERVICES — 1.50%
Capita PLC	710,905	13,612,002
Experian PLC	1,040,880	19,287,771
Intertek Group PLC	172,620	7,345,820

		40,245,593
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.74%
British Land Co. PLC (The)	1,041,351	13,073,338
Hammerson PLC	839,145	7,711,627
Intu Properties PLC	1,002,857	4,883,561
Land Securities Group PLC	845,792	15,672,741
SEGRO PLC	799,655	5,310,819

		46,652,086
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.95%
ARM Holdings PLC	1,502,400	25,419,980

		25,419,980

58

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM ETF

November 30, 2015

Security	Shares	Value

SOFTWARE — 0.38%
Sage Group PLC (The)	1,153,894	$10,187,257

		10,187,257
SPECIALTY RETAIL — 0.89%
Dixons Carphone PLC	1,047,027	7,639,312
Kingfisher PLC	2,466,994	13,123,750
Sports Direct International PLC[a]	288,973	3,179,787

		23,942,849
TEXTILES, APPAREL & LUXURY GOODS — 0.33%
Burberry Group PLC	475,868	8,918,240

		8,918,240
TOBACCO — 6.39%
British American Tobacco PLC	1,994,261	116,115,926
Imperial Tobacco Group PLC	1,023,865	55,299,150

		171,415,076
TRADING COMPANIES & DISTRIBUTORS — 1.62%
Ashtead Group PLC	538,461	8,875,477
Bunzl PLC	358,463	10,360,218
Travis Perkins PLC	266,229	8,147,344
Wolseley PLC	277,596	16,104,537

		43,487,576
WATER UTILITIES — 0.72%
Severn Trent PLC	253,320	8,587,390
United Utilities Group PLC	729,462	10,612,748

		19,200,138
WIRELESS TELECOMMUNICATION SERVICES — 3.57%
Vodafone Group PLC	28,399,649	95,866,915

		95,866,915

TOTAL COMMON STOCKS
(Cost: $3,167,772,022)		2,658,847,420

RIGHTS — 0.04%

BANKS — 0.04%
Standard Chartered PLC[a]	781,948	1,071,131

		1,071,131

TOTAL RIGHTS
(Cost: $0)		1,071,131

Security	Shares	Value

PREFERRED STOCKS — 0.01%

AEROSPACE & DEFENSE — 0.01%
Rolls Royce Holdings PLC	183,216,729	$275,797

		275,797

TOTAL PREFERRED STOCKS
(Cost: $282,365)		275,797

SHORT-TERM INVESTMENTS — 0.18%

MONEY MARKET FUNDS — 0.18%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[d,e,f]	4,597,951	4,597,951
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[d,e,f]	236,384	236,384
BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[d,e]	66,608	66,608

		4,900,943

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,900,943)		4,900,943

TOTAL INVESTMENTS IN SECURITIES — 99.30%
(Cost: $3,172,955,330)		2,665,095,291
Other Assets, Less Liabilities — 0.70%		18,784,005

NET ASSETS — 100.00%		$2,683,879,296

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of November 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
FTSE 100 Index	188	Dec. 2015	Intercontinental	$17,977,357	$622,787

See accompanying notes to schedules of investments.

59

Schedule of Investments  (Unaudited)

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

November 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.51%

AEROSPACE & DEFENSE — 1.61%
Chemring Group PLC	7,671	$23,037
QinetiQ Group PLC	23,475	92,901
Senior PLC	16,626	62,267
Ultra Electronics Holdings PLC	2,799	83,719

		261,924
AIR FREIGHT & LOGISTICS — 0.02%
DX Group PLC	8,172	2,645

		2,645
AIRLINES — 0.18%
Dart Group PLC	3,789	29,744

		29,744
BANKS — 0.86%
Aldermore Group PLC[a]	6,773	23,959
BGEO Group PLC	1,562	45,638
Shawbrook Group PLC[a,b]	3,874	19,402
Virgin Money Holdings UK PLC	9,571	51,275

		140,274
BEVERAGES — 0.89%
Britvic PLC	9,868	106,580
Fevertree Drinks PLC	2,994	25,937
Stock Spirits Group PLC	7,952	11,970

		144,487
BIOTECHNOLOGY — 0.68%
Abcam PLC	6,782	58,599
Genus PLC	2,425	52,675

		111,274
CAPITAL MARKETS — 6.05%
Allied Minds PLC[a,c]	7,243	46,228
Ashmore Group PLC[c]	14,049	53,399
Brewin Dolphin Holdings PLC	11,083	43,543
Close Brothers Group PLC	5,951	127,473
Henderson Group PLC	45,355	210,827
Intermediate Capital Group PLC	12,304	113,535
Jupiter Fund Management PLC	15,495	109,766
Man Group PLC	64,147	157,587
P2P Global Investments PLC Class C	1,566	23,337
SVG Capital PLC[a]	6,785	49,821
Tullett Prebon PLC	9,640	50,775

		986,291
CHEMICALS — 2.43%
Elementis PLC	18,304	70,012
Essentra PLC	10,429	136,344

Security	Shares	Value

Scapa Group PLC	5,663	$17,390
Sirius Minerals PLC[a]	74,402	21,000
Synthomer PLC	10,777	52,172
Victrex PLC	3,390	98,742

		395,660
COMMERCIAL SERVICES & SUPPLIES — 5.08%
AA PLC	24,060	97,787
Berendsen PLC	6,873	109,667
Cape PLC	4,864	18,506
De La Rue PLC	4,007	27,007
Homeserve PLC	11,077	70,482
Mitie Group PLC	14,495	69,626
Regus PLC	25,891	135,551
Rentokil Initial PLC	72,550	174,298
RPS Group PLC	8,813	30,943
Serco Group PLC[a]	43,665	72,631
Shanks Group PLC	15,218	22,335

		828,833
COMMUNICATIONS EQUIPMENT — 0.67%
Pace PLC	12,110	72,662
Spirent Communications PLC	24,321	25,261
Telit Communications PLC[a,c]	3,444	11,716

		109,639
CONSTRUCTION & ENGINEERING — 2.75%
Balfour Beatty PLC[a]	27,376	105,743
Carillion PLC	17,077	81,025
Costain Group PLC	3,046	16,369
Galliford Try PLC	3,255	71,634
Interserve PLC	5,740	45,881
John Laing Group PLC[b]	5,962	18,488
Keller Group PLC	2,843	35,499
Kier Group PLC	3,617	73,721

		448,360
CONSUMER FINANCE — 0.46%
Arrow Global Group PLC	6,230	24,289
International Personal Finance PLC	9,157	51,084

		75,373
CONTAINERS & PACKAGING — 2.15%
DS Smith PLC	37,550	234,575
RPC Group PLC	10,058	115,823

		350,398
DISTRIBUTORS — 1.22%
Inchcape PLC	15,776	186,775
John Menzies PLC	2,226	12,473

		199,248
DIVERSIFIED CONSUMER SERVICES — 0.43%
Dignity PLC	1,863	69,605

		69,605

60

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

November 30, 2015

Security	Shares	Value

DIVERSIFIED FINANCIAL SERVICES — 1.15%
IG Group Holdings PLC	14,588	$169,965
Plus500 Ltd.	2,997	18,373

		188,338
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.53%
Avanti Communications Group PLC[a]	4,857	14,696
Cable & Wireless Communications PLC	112,895	128,730
Kcom Group PLC	20,453	30,172
TalkTalk Telecom Group PLC[c]	20,849	75,322

		248,920
ELECTRICAL EQUIPMENT — 0.44%
Dialight PLC[c]	1,331	10,218
HellermannTyton Group PLC	8,549	60,998

		71,216
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.33%
Electrocomponents PLC	17,525	63,788
Halma PLC	15,070	195,657
Laird PLC	10,672	57,350
Oxford Instruments PLC	2,164	21,467
Premier Farnell PLC	14,803	23,063
Renishaw PLC	1,447	40,057
Spectris PLC	4,733	126,746
TT electronics PLC	6,411	14,379

		542,507
ENERGY EQUIPMENT & SERVICES — 0.89%
Hunting PLC	5,026	25,110
John Wood Group PLC	14,222	119,566

		144,676
FOOD & STAPLES RETAILING — 1.66%
Booker Group PLC	66,707	181,147
Greggs PLC	4,013	75,087
Majestic Wine PLC[c]	2,800	14,235

		270,469
FOOD PRODUCTS — 1.10%
Dairy Crest Group PLC	5,539	50,861
Devro PLC	6,606	28,937
Greencore Group PLC	16,225	82,478
Premier Foods PLC[a]	29,932	17,798

		180,074
HEALTH CARE EQUIPMENT & SUPPLIES — 0.13%
Advanced Medical Solutions Group PLC	8,321	21,419

		21,419
HEALTH CARE PROVIDERS & SERVICES — 1.28%
Al Noor Hospitals Group PLC	3,254	55,595
CVS Group PLC	2,078	23,663

Security	Shares	Value

Spire Healthcare Group PLC[b]	10,448	$51,020
UDG Healthcare PLC	9,713	79,100

		209,378
HOTELS, RESTAURANTS & LEISURE — 6.16%
888 Holdings PLC	5,744	13,942
Betfair Group PLC	2,939	162,054
Bwin Party Digital Entertainment PLC	29,480	45,885
Domino’s Pizza Group PLC	6,601	104,433
Enterprise Inns PLC[a]	20,018	31,640
Greene King PLC	12,299	157,366
GVC Holdings PLC[c]	1,544	8,658
J D Wetherspoon PLC[c]	3,307	35,593
Ladbrokes PLC	40,466	70,964
Marston’s PLC	23,059	59,702
Mitchells & Butlers PLC[a]	8,217	40,905
Restaurant Group PLC (The)	7,991	78,970
SSP Group PLC	18,851	89,187
Thomas Cook Group PLC[a]	57,919	104,535

		1,003,834
HOUSEHOLD DURABLES — 4.12%
Bellway PLC	4,874	191,932
Berkeley Group Holdings PLC	5,162	249,506
Bovis Homes Group PLC	5,373	77,038
Crest Nicholson Holdings PLC	9,970	80,517
Redrow PLC	8,779	60,023
Telford Homes PLC	2,171	12,516

		671,532
HOUSEHOLD PRODUCTS — 0.30%
PZ Cussons PLC	10,232	48,686

		48,686
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.41%
Drax Group PLC	16,095	54,537
Infinis Energy PLC	4,338	11,966

		66,503
INDUSTRIAL CONGLOMERATES — 1.94%
DCC PLC	3,516	315,971

		315,971
INSURANCE — 4.82%
Amlin PLC	20,021	198,758
Beazley PLC	19,724	116,862
Chesnara PLC	5,013	24,713
esure Group PLC	11,606	44,218
Hiscox Ltd.	11,320	173,637
Just Retirement Group PLC	7,893	18,725
Lancashire Holdings Ltd.[c]	7,922	80,971
Partnership Assurance Group PLC	8,757	17,400
Phoenix Group Holdings	8,076	111,235

		786,519

61

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

November 30, 2015

Security	Shares	Value

INTERNET & CATALOG RETAIL — 1.98%
AO World PLC[a,c]	6,837	$15,335
ASOS PLC[a]	2,154	108,621
boohoo.com PLC[a]	26,445	14,132
Home Retail Group PLC	30,592	47,385
N Brown Group PLC	6,197	33,190
Ocado Group PLC[a]	18,742	104,386

		323,049
INTERNET SOFTWARE & SERVICES — 2.42%
iomart Group PLC	3,304	14,920
Just Eat PLC[a]	17,539	116,325
Moneysupermarket.com Group PLC	17,492	85,838
Telecity Group PLC	8,076	148,435
Zoopla Property Group PLC[b]	8,331	29,345

		394,863
IT SERVICES — 1.14%
Kainos Group PLC	2,062	7,294
Paysafe Group PLC[a]	18,953	102,708
Redcentric PLC	5,469	15,765
SafeCharge International Group Ltd./Guernsey	2,154	7,831
Watchstone Group PLC[a]	16,815	24,995
Xchanging PLC	9,917	26,983

		185,576
LIFE SCIENCES TOOLS & SERVICES — 0.27%
Clinigen Healthcare Ltd.[a]	3,261	32,938
Puretech Health PLC	4,084	10,482

		43,420
MACHINERY — 2.47%
Bodycote PLC	7,598	66,336
Fenner PLC	7,791	17,944
Morgan Advanced Materials PLC	11,263	42,555
Rotork PLC	34,544	94,638
Spirax-Sarco Engineering PLC	2,918	137,045
Vesuvius PLC	8,632	44,257

		402,775
MEDIA — 5.19%
Cineworld Group PLC	7,437	61,068
Daily Mail & General Trust PLC Class A NVS	10,768	115,895
Entertainment One Ltd.	11,908	38,539
Informa PLC	25,807	242,213
ITE Group PLC	10,201	23,456
Rightmove PLC	3,824	230,308
UBM PLC	17,620	134,209

		845,688
METALS & MINING — 0.90%
Acacia Mining PLC	6,585	17,208
African Minerals Ltd.[a,c]	10,533	—
Centamin PLC	44,005	40,970
Evraz PLC[a]	14,092	17,702
Ferrexpo PLC	6,844	2,653

Security	Shares	Value

Gem Diamonds Ltd.	4,287	$6,437
Hochschild Mining PLC[a]	10,341	7,939
KAZ Minerals PLC[a,c]	10,709	16,265
Lonmin PLC[a,c]	23,096	427
Petra Diamonds Ltd.	20,355	19,656
Vedanta Resources PLC	3,232	18,332

		147,589
MULTI-UTILITIES — 0.27%
Telecom Plus PLC	2,551	43,431

		43,431
MULTILINE RETAIL — 0.64%
Debenhams PLC	46,153	58,080
Mothercare PLC[a]	5,750	19,345
Poundland Group PLC	8,512	27,638

		105,063
OIL, GAS & CONSUMABLE FUELS — 1.79%
Amerisur Resources PLC[a,c]	32,266	12,143
Cairn Energy PLC[a]	22,808	49,268
EnQuest PLC[a]	29,266	9,912
Faroe Petroleum PLC[a,c]	8,510	6,949
Gulf Keystone Petroleum Ltd.[a,c]	39,342	12,733
Ophir Energy PLC[a]	25,276	37,477
Premier Oil PLC[a]	20,326	21,739
SOCO International PLC	8,032	16,352
Stobart Group Ltd.	11,152	17,668
Tullow Oil PLC[a]	36,257	107,191

		291,432
PHARMACEUTICALS — 3.28%
BTG PLC[a]	15,187	140,938
GW Pharmaceuticals PLC[a,c]	9,262	66,678
Hikma Pharmaceuticals PLC	5,944	193,713
Indivior PLC	25,856	76,091
Skyepharma PLC[a]	3,180	15,557
Vectura Group PLC[a]	16,185	41,759

		534,736
PROFESSIONAL SERVICES — 1.90%
Hays PLC	56,533	125,351
Michael Page International PLC	11,627	88,998
WS Atkins PLC	3,998	95,088

		309,437
REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.26%
Big Yellow Group PLC	5,973	71,660
Derwent London PLC	4,200	238,349
Great Portland Estates PLC	13,701	180,771
Hansteen Holdings PLC	28,794	50,842
LondonMetric Property PLC	23,934	58,906
NewRiver Retail Ltd.	5,032	26,417
Primary Health Properties PLC	16,768	27,449
Redefine International PLC/Isle of Man	40,335	32,180
Safestore Holdings PLC	8,282	44,943
Schroder REIT Ltd.	20,874	18,617

62

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

November 30, 2015

Security	Shares	Value

Shaftesbury PLC	10,530	$147,888
Tritax Big Box REIT PLC	26,950	52,738
Workspace Group PLC	4,846	69,628

		1,020,388
REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.52%
Capital & Counties Properties PLC	30,146	199,939
Countrywide PLC	8,698	51,417
Foxtons Group PLC	9,537	25,224
Grainger PLC	16,534	60,977
Helical Bar PLC	3,983	27,220
Savills PLC	5,192	70,183
ST Modwen Properties PLC	7,505	48,861
UNITE Group PLC (The)	8,880	90,094

		573,915
ROAD & RAIL — 2.31%
FirstGroup PLC[a]	47,776	75,729
Go-Ahead Group PLC	1,618	64,007
National Express Group PLC	17,385	84,057
Northgate PLC	5,277	31,702
Redde PLC	11,278	29,667
Stagecoach Group PLC	17,073	91,441

		376,603
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.21%
Imagination Technologies Group PLC[a]	10,329	29,386
Nanoco Group PLC[a,c]	7,857	5,825

		35,211
SOFTWARE — 2.01%
AVEVA Group PLC	2,544	83,981
Globo PLC[a]	12,311	—
Micro Focus International PLC	5,179	100,022
Playtech PLC	8,969	109,156
Sophos Group PLC[b]	7,952	33,947

		327,106
SPECIALTY RETAIL — 3.93%
Card Factory PLC	12,165	67,571
Dunelm Group PLC	3,607	53,183
GAME Digital PLC	3,775	13,070
Halfords Group PLC	7,999	44,889
Howden Joinery Group PLC	25,752	201,575
Lookers PLC	12,516	32,613
Pets at Home Group PLC	12,852	51,867
SuperGroup PLC[a]	1,619	39,968
Topps Tiles PLC	6,678	16,360
WH Smith PLC	4,612	120,452

		641,548
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.13%
Xaar PLC	3,056	20,643

		20,643

Security	Shares	Value

TEXTILES, APPAREL & LUXURY GOODS — 0.40%
Jimmy Choo PLC[a]	4,532	$9,708
Ted Baker PLC	1,133	55,906

		65,614
THRIFTS & MORTGAGE FINANCE — 0.54%
OneSavings Bank PLC	3,404	19,712
Paragon Group of Companies PLC (The)	11,844	68,320

		88,032
TRADING COMPANIES & DISTRIBUTORS — 1.28%
Brammer PLC	5,053	11,942
Diploma PLC	4,511	48,212
Grafton Group PLC	8,807	90,480
SIG PLC	22,342	46,983
Speedy Hire PLC	21,042	11,086

		208,703
TRANSPORTATION INFRASTRUCTURE — 0.68%
BBA Aviation PLC	40,995	111,078

		111,078
WATER UTILITIES — 1.25%
Pennon Group PLC	15,546	204,294

		204,294

TOTAL COMMON STOCKS
(Cost: $17,343,914)		16,223,991

RIGHTS — 0.00%

METALS & MINING — 0.00%
Lonmin PLC[a,c]	1,062,416	540

		540

TOTAL RIGHTS
(Cost: $82,488)		540

SHORT-TERM INVESTMENTS — 2.57%

MONEY MARKET FUNDS — 2.57%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.21%[d,e,f]	396,073	396,073
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[d,e,f]	20,363	20,363

63

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

November 30, 2015

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.05%[d,e]	2,180	$2,180

		418,616

TOTAL SHORT-TERM INVESTMENTS
(Cost: $418,616)		418,616

TOTAL INVESTMENTS IN SECURITIES — 102.08% (Cost: $17,845,018)		16,643,147
Other Assets, Less Liabilities — (2.08)%		(338,477)

NET ASSETS — 100.00%		$16,304,670

NVS	— Non-Voting Shares

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

64

Notes to Schedules of Investments  (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	iShares ETF
Currency Hedged MSCI ACWI Minimum Volatility[a]	MSCI Emerging Markets Latin America
Currency Hedged MSCI Australia	MSCI Finland Capped
Currency Hedged MSCI Canada	MSCI Germany Small-Cap
Currency Hedged MSCI Eurozone	MSCI India
Currency Hedged MSCI Germany	MSCI India Small-Cap
Currency Hedged MSCI Italy	MSCI Indonesia
Currency Hedged MSCI Japan	MSCI Ireland Capped
Currency Hedged MSCI Mexico	MSCI New Zealand Capped
Currency Hedged MSCI South Korea	MSCI Norway Capped
Currency Hedged MSCI Spain	MSCI Philippines
Currency Hedged MSCI Switzerland	MSCI Poland Capped
Currency Hedged MSCI United Kingdom	MSCI Qatar Capped
MSCI All Peru Capped	MSCI Saudi Arabia Capped[b]
MSCI Brazil Small-Cap	MSCI UAE Capped
MSCI China	MSCI United Kingdom
MSCI China Small-Cap	MSCI United Kingdom Small-Cap
MSCI Denmark Capped

[a]	The Fund commenced operations on October 29, 2015.
[b]	The Fund commenced operations on September 16, 2015.

Each of the iShares MSCI India and iShares MSCI India Small-Cap ETFs carries out its investment strategies associated with investment in Indian securities by investing in a wholly-owned subsidiary in the Republic of Mauritius (each, a “Subsidiary”), which in turn invests in Indian securities included in each Fund’s underlying index. The accompanying schedules of investments are consolidated and include the securities held by each Fund’s Subsidiary.

1.	SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting date end on a day that the Fund’s listing exchange is not open. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) define fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between

65

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

•	Forward currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of

66

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of November 30, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3	Total
Currency Hedged MSCI ACWI Minimum Volatility
Investments:
Assets:
Exchange-Traded Funds	$2,483,170	$—	$—	$2,483,170
Money Market Funds	1,308	—	—	1,308

Total	$2,484,478	$—	$—	$2,484,478

Derivative Financial Instruments:[a]
Assets:
Forward Currency Contracts	$—	$15,763	$—	$15,763
Liabilities:
Forward Currency Contracts	—	(2,143)	—	(2,143)

Total	$—	$13,620	$—	$13,620

Currency Hedged MSCI Australia
Investments:
Assets:
Exchange-Traded Funds	$2,374,605	$—	$—	$2,374,605
Money Market Funds	1,296	—	—	1,296

Total	$2,375,901	$—	$—	$2,375,901

Derivative Financial Instruments:[a]
Assets:
Forward Currency Contracts	$—	$14,119	$—	$14,119
Liabilities:
Forward Currency Contracts	—	(67,949)	—	(67,949)

Total	$—	$(53,830)	$—	$(53,830)

67

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF	Level 1	Level 2	Level 3	Total
Currency Hedged MSCI Canada
Investments:
Assets:
Exchange-Traded Funds	$3,429,509	$—	$—	$3,429,509
Money Market Funds	1,625	—	—	1,625

Total	$3,431,134	$—	$—	$3,431,134

Derivative Financial Instruments:[a]
Assets:
Forward Currency Contracts	$—	$49,874	$—	$49,874
Liabilities:
Forward Currency Contracts	—	(1,417)	—	(1,417)

Total	$—	$48,457	$—	$48,457

Currency Hedged MSCI Eurozone
Investments:
Assets:
Exchange-Traded Funds	$1,976,458,278	$—	$—	$1,976,458,278
Money Market Funds	2,191,860	—	—	2,191,860

Total	$1,978,650,138	$—	$—	$1,978,650,138

Derivative Financial Instruments:[a]
Assets:
Forward Currency Contracts	$—	$72,562,849	$—	$72,562,849
Liabilities:
Forward Currency Contracts	—	(3,936,874)	—	(3,936,874)

Total	$—	$68,625,975	$—	$68,625,975

Currency Hedged MSCI Germany
Investments:
Assets:
Exchange-Traded Funds	$1,423,002,875	$—	$—	$1,423,002,875
Money Market Funds	1,069,317	—	—	1,069,317

Total	$1,424,072,192	$—	$—	$1,424,072,192

Derivative Financial Instruments:[a]
Assets:
Forward Currency Contracts	$—	$70,633,041	$—	$70,633,041
Liabilities:
Forward Currency Contracts	—	(16,350,649)	—	(16,350,649)

Total	$—	$54,282,392	$—	$54,282,392

Currency Hedged MSCI Italy
Investments:
Assets:
Exchange-Traded Funds	$120,055,151	$—	$—	$120,055,151
Money Market Funds	2,263,199	—	—	2,263,199

Total	$122,318,350	$—	$—	$122,318,350

Derivative Financial Instruments:[a]
Assets:
Forward Currency Contracts	$—	$4,101,431	$—	$4,101,431
Liabilities:
Forward Currency Contracts	—	(181,901)	—	(181,901)

Total	$—	$3,919,530	$—	$3,919,530

Currency Hedged MSCI Japan
Investments:
Assets:
Exchange-Traded Funds	$684,791,372	$—	$—	$684,791,372
Money Market Funds	345,061	—	—	345,061

Total	$685,136,433	$—	$—	$685,136,433

68

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments:[a]
Assets:
Forward Currency Contracts	$—	$15,444,287	$—	$15,444,287
Liabilities:
Forward Currency Contracts	—	(4,191,086)	—	(4,191,086)

Total	$—	$11,253,201	$—	$11,253,201

Currency Hedged MSCI Mexico
Investments:
Assets:
Exchange-Traded Funds	$2,400,725	$—	$—	$2,400,725
Money Market Funds	1,238	—	—	1,238

Total	$2,401,963	$—	$—	$2,401,963

Derivative Financial Instruments:[a]
Assets:
Forward Currency Contracts	$—	$2,380	$—	$2,380
Liabilities:
Forward Currency Contracts	—	(14,776)	—	(14,776)

Total	$—	$(12,396)	$—	$(12,396)

Currency Hedged MSCI South Korea
Investments:
Assets:
Exchange-Traded Funds	$2,445,883	$—	$—	$2,445,883
Money Market Funds	1,246	—	—	1,246

Total	$2,447,129	$—	$—	$2,447,129

Derivative Financial Instruments:[a]
Assets:
Forward Currency Contracts	$—	$40,535	$—	$40,535
Liabilities:
Forward Currency Contracts	—	(9,470)	—	(9,470)

Total	$—	$31,065	$—	$31,065

Currency Hedged MSCI Spain
Investments:
Assets:
Exchange-Traded Funds	$74,424,611	$—	$—	$74,424,611
Money Market Funds	59,191	—	—	59,191

Total	$74,483,802	$—	$—	$74,483,802

Derivative Financial Instruments:[a]
Assets:
Forward Currency Contracts	$—	$2,494,381	$—	$2,494,381
Liabilities:
Forward Currency Contracts	—	(112,163)	—	(112,163)

Total	$—	$2,382,218	$—	$2,382,218

Currency Hedged MSCI Switzerland
Investments:
Assets:
Exchange-Traded Funds	$6,391,759	$—	$—	$6,391,759
Money Market Funds	3,585	—	—	3,585

Total	$6,395,344	$—	$—	$6,395,344

Derivative Financial Instruments:[a]
Assets:
Forward Currency Contracts	$—	$217,806	$—	$217,806
Liabilities:
Forward Currency Contracts	—	(14,917)	—	(14,917)

Total	$—	$202,889	$—	$202,889

69

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF	Level 1	Level 2	Level 3	Total
Currency Hedged MSCI United Kingdom
Investments:
Assets:
Exchange-Traded Funds	$5,965,154	$—	$—	$5,965,154
Money Market Funds	2,603	—	—	2,603

Total	$5,967,757	$—	$—	$5,967,757

Derivative Financial Instruments:[a]
Assets:
Forward Currency Contracts	$—	$100,865	$—	$100,865
Liabilities:
Forward Currency Contracts	—	(7,143)	—	(7,143)

Total	$—	$93,722	$—	$93,722

MSCI All Peru Capped
Investments:
Assets:
Common Stocks	$111,001,013	$—	$—	$111,001,013
Money Market Funds	52,578	—	—	52,578

Total	$111,053,591	$—	$—	$111,053,591

MSCI Brazil Small-Cap
Investments:
Assets:
Common Stocks	$21,316,395	$—	$—	$21,316,395
Preferred Stocks	4,037,723	—	—	4,037,723
Money Market Funds	12,570	—	—	12,570

Total	$25,366,688	$—	$—	$25,366,688

MSCI China
Investments:
Assets:
Common Stocks	$1,825,320,430	$16,485,730	$1,003,003	$1,842,809,163
Money Market Funds	90,286,133	—	—	90,286,133

Total	$1,915,606,563	$16,485,730	$1,003,003	$1,933,095,296

Derivative Financial Instruments:[a]
Liabilities:
Futures Contracts	$(214,410)	$—	$—	$(214,410)

Total	$(214,410)	$—	$—	$(214,410)

MSCI China Small-Cap
Investments:
Assets:
Common Stocks	$25,602,300	$1,151,915	$488,272	$27,242,487
Rights	—	1,637	—	1,637
Money Market Funds	10,098,617	—	—	10,098,617

Total	$35,700,917	$1,153,552	$488,272	$37,342,741

MSCI Denmark Capped
Investments:
Assets:
Common Stocks	$71,465,716	$—	$—	$71,465,716
Money Market Funds	1,585,896	—	—	1,585,896

Total	$73,051,612	$—	$—	$73,051,612

MSCI Emerging Markets Latin America
Investments:
Assets:
Common Stocks	$6,343,473	$—	$—	$6,343,473
Preferred Stocks	1,397,522	—	—	1,397,522
Money Market Funds	4,683	—	—	4,683

Total	$7,745,678	$—	$—	$7,745,678

70

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF	Level 1	Level 2	Level 3	Total
MSCI Finland Capped
Investments:
Assets:
Common Stocks	$24,797,567	$—	$—	$24,797,567
Money Market Funds	910,730	—	—	910,730

Total	$25,708,297	$—	$—	$25,708,297

MSCI Germany Small-Cap
Investments:
Assets:
Common Stocks	$25,290,986	$—	$—	$25,290,986
Preferred Stocks	1,240,712	—	—	1,240,712
Money Market Funds	3,865,086	—	—	3,865,086

Total	$30,396,784	$—	$—	$30,396,784

MSCI India
Investments:
Assets:
Common Stocks	$3,508,249,843	$—	$—	$3,508,249,843

Total	$3,508,249,843	$—	$—	$3,508,249,843

MSCI India Small-Cap
Investments:
Assets:
Common Stocks	$72,259,060	$6,980	$—	$72,266,040

Total	$72,259,060	$6,980	$—	$72,266,040

MSCI Indonesia
Investments:
Assets:
Common Stocks	$256,266,495	$299,471	$0[b]	$256,565,966
Money Market Funds	548,206	—	—	548,206

Total	$256,814,701	$299,471	$0[b]	$257,114,172

MSCI Ireland Capped
Investments:
Assets:
Common Stocks	$167,823,360	$—	$—	$167,823,360
Money Market Funds	1,537	—	—	1,537

Total	$167,824,897	$—	$—	$167,824,897

MSCI New Zealand Capped
Investments:
Assets:
Common Stocks	$67,975,439	$—	$—	$67,975,439
Money Market Funds	2,582,531	—	—	2,582,531

Total	$70,557,970	$—	$—	$70,557,970

MSCI Norway Capped
Investments:
Assets:
Common Stocks	$22,611,869	$—	$—	$22,611,869
Money Market Funds	2,747,502	—	—	2,747,502

Total	$25,359,371	$—	$—	$25,359,371

MSCI Philippines
Investments:
Assets:
Common Stocks	$240,630,103	$—	$—	$240,630,103
Money Market Funds	50,088	—	—	50,088

Total	$240,680,191	$—	$—	$240,680,191

71

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF	Level 1	Level 2	Level 3	Total
MSCI Poland Capped
Investments:
Assets:
Common Stocks	$169,091,750	$—	$—	$169,091,750
Money Market Funds	4,680,100	—	—	4,680,100

Total	$173,771,850	$—	$—	$173,771,850

MSCI Qatar Capped
Investments:
Assets:
Common Stocks	$41,942,015	$—	$—	$41,942,015
Money Market Funds	84,006	—	—	84,006

Total	$42,026,021	$—	$—	$42,026,021

MSCI Saudi Arabia Capped
Investments:
Assets:
Common Stocks	$4,940,575	$—	$—	$4,940,575
Money Market Funds	1,974	—	—	1,974

Total	$4,942,549	$—	$—	$4,942,549

MSCI UAE Capped
Investments:
Assets:
Common Stocks	$24,814,165	$—	$—	$24,814,165
Money Market Funds	45,006	—	—	45,006

Total	$24,859,171	$—	$—	$24,859,171

MSCI United Kingdom
Investments:
Assets:
Common Stocks	$2,658,847,420	$—	$—	$2,658,847,420
Rights	1,071,131	—	—	1,071,131
Preferred Stocks	—	275,797	—	275,797
Money Market Funds	4,900,943	—	—	4,900,943

Total	$2,664,819,494	$275,797	$—	$2,665,095,291

Derivative Financial Instruments:[a]
Assets:
Futures Contracts	$622,787	$—	$—	$622,787

Total	$622,787	$—	$—	$622,787

MSCI United Kingdom Small-Cap
Investments:
Assets:
Common Stocks	$16,223,991	$—	$0[b]	$16,223,991
Rights	540	—	—	540
Money Market Funds	418,616	—	—	418,616

Total	$16,643,147	$—	$0[b]	$16,643,147

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.
[b]	Rounds to less than $1.

The iShares MSCI China Small-Cap ETF had transfers from Level 1 to Level 2 during the three months ended November 30, 2015 in the amount of $872,411, resulting from a temporary suspension of trading, and in the amount of $69,483, due to a corporate action.

72

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

The following table includes a rollfoward for the period ended November 30, 2015 of investments whose values are classified as Level 3 as of the beginning or end of the period.

iShares MSCI China Small-Cap ETF	Common Stocks
Balance at beginning of period	$1,334,239
Realized gain (loss) and change in unrealized appreciation/depreciation	(265,851)
Purchases	—
Sales	(45,737)
Transfers ina	—
Transfers out[a]	(534,379)[b]

Balance at end of period	$488,272

Net change in unrealized appreciation/depreciation on investments still held at end of period	$(259,136)

[a]	Represents the value as of the beginning of the reporting period.
[b]	Transfers out of Level 3 are due to resumption of trading after a temporary suspension.

The following table summarizes the valuation techniques used and unobservable inputs developed by the Global Valuation Committee to determine the fair value of certain of the iShares MSCI China Small-Cap ETF’s Level 3 investments as of November 30, 2015:

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs [a]
Assets:
Common Stock[d]	$53,368	Last trade with adjustment	Discount rate	+17%[b]	+17%
Common Stock[d]	$218,728	Last trade with adjustment	Discount rate	-22% to -61%[c]	-26%

[a]	Unobservable inputs are weighted based on the fair value of the investments included in the range.
[b]	An increase in the unobservable input may result in a significant increase to the value, while a decrease in the unobservable input may result in a significant decrease to value.
[c]	A decrease in the unobservable input may result in a significant increase to the value, while an increase in the unobservable input may result in a significant decrease to value.
[d]	Does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment for which such inputs are unobservable.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of November 30, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Currency Hedged MSCI ACWI Minimum Volatility	$2,513,780	$—	$(29,302)	$(29,302)
Currency Hedged MSCI Australia	2,587,684	—	(211,783)	(211,783)

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iSHARES® TRUST

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Currency Hedged MSCI Canada	$3,758,809	$—	$(327,675)	$(327,675)
Currency Hedged MSCI Eurozone	2,080,276,837	—	(101,626,699)	(101,626,699)
Currency Hedged MSCI Germany	1,558,326,417	—	(134,254,225)	(134,254,225)
Currency Hedged MSCI Italy	126,442,548	—	(4,124,198)	(4,124,198)
Currency Hedged MSCI Japan	716,987,042	—	(31,850,609)	(31,850,609)
Currency Hedged MSCI Mexico	2,542,930	—	(140,967)	(140,967)
Currency Hedged MSCI South Korea	2,529,026	—	(81,897)	(81,897)
Currency Hedged MSCI Spain	78,106,291	—	(3,622,489)	(3,622,489)
Currency Hedged MSCI Switzerland	6,706,855	—	(311,511)	(311,511)
Currency Hedged MSCI United Kingdom	6,068,141	—	(100,384)	(100,384)
MSCI All Peru Capped	271,824,973	—	(160,771,382)	(160,771,382)
MSCI Brazil Small-Cap	48,509,434	148,370	(23,291,116)	(23,142,746)
MSCI China	2,100,093,253	128,967,082	(295,965,039)	(166,997,957)
MSCI China Small-Cap	42,006,651	3,752,800	(8,416,710)	(4,663,910)
MSCI Denmark Capped	76,926,089	2,308,320	(6,182,797)	(3,874,477)
MSCI Emerging Markets Latin America	14,110,162	147,344	(6,511,828)	(6,364,484)
MSCI Finland Capped	28,218,082	572,774	(3,082,559)	(2,509,785)
MSCI Germany Small-Cap	31,321,197	2,849,743	(3,774,156)	(924,413)
MSCI India	3,764,552,068	131,879,197	(388,181,422)	(256,302,225)
MSCI India Small-Cap	69,818,793	7,106,618	(4,659,371)	2,447,247
MSCI Indonesia	400,297,626	42,181	(143,225,635)	(143,183,454)
MSCI Ireland Capped	160,289,673	14,397,868	(6,862,644)	7,535,224
MSCI New Zealand Capped	76,264,453	5,365,760	(11,072,243)	(5,706,483)
MSCI Norway Capped	36,029,672	123,809	(10,794,110)	(10,670,301)
MSCI Philippines	283,231,156	5,076,149	(47,627,114)	(42,550,965)
MSCI Poland Capped	287,834,147	1,620,444	(115,682,741)	(114,062,297)
MSCI Qatar Capped	53,209,619	788,141	(11,971,739)	(11,183,598)
MSCI Saudi Arabia Capped	4,912,905	214,295	(184,651)	29,644
MSCI UAE Capped	35,799,484	485,489	(11,425,802)	(10,940,313)
MSCI United Kingdom	3,266,800,163	146,162,900	(747,867,772)	(601,704,872)
MSCI United Kingdom Small-Cap	17,941,059	1,473,839	(2,771,751)	(1,297,912)

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of November 30, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments.

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iSHARES® TRUST

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

2.	TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BFA, the Funds’ investment adviser, or an affiliate. BFA is a California corporation indirectly owned by BlackRock.

Each of the iShares Currency Hedged MSCI ACWI Minimum Volatility, iShares Currency Hedged MSCI Australia, iShares Currency Hedged MSCI Canada, iShares Currency Hedged MSCI Eurozone, iShares Currency Hedged MSCI Germany, iShares Currency Hedged MSCI Italy, iShares Currency Hedged MSCI Japan, iShares Currency Hedged MSCI Mexico, iShares Currency Hedged MSCI South Korea, iShares Currency Hedged MSCI Spain, iShares Currency Hedged MSCI Switzerland and iShares Currency Hedged MSCI United Kingdom ETFs currently seeks to achieve its investment objective by investing a substantial portion of its assets in an affiliated iShares fund.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the three months ended November 30, 2015, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Currency Hedged MSCI ACWI Minimum Volatility
iShares MSCI All Country World Minimum Volatility ETF	—	35,484	—	35,484	$2,483,170	$—	$—

Currency Hedged MSCI Australia
iShares MSCI Australia ETF	125,611	2,675	(3,896)	124,390	$2,374,605	$—	$(7,304)

Currency Hedged MSCI Canada
iShares MSCI Canada ETF	97,216	52,779	(2,616)	147,379	$3,429,509	$—	$(7,784)

Currency Hedged MSCI Eurozone
iShares MSCI Eurozone ETF	43,268,307	15,155,471	(4,363,103)	54,060,675	$1,976,458,278	$—	$7,177,458

Currency Hedged MSCI Germany
iShares MSCI Germany ETF	66,150,454	4,461,177	(18,391,342)	52,220,289	$1,423,002,875	$—	$(49,941,159)

75

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Currency Hedged MSCI Italy
iShares MSCI Italy Capped ETF	5,794,622	2,633,880	(85,545)	8,342,957	$120,055,151	$—	$9,069

Currency Hedged MSCI Japan
iShares MSCI Japan ETF	60,536,739	10,743,816	(16,010,872)	55,269,683	$684,791,372	$—	$(4,002,687)

Currency Hedged MSCI Mexico
iShares MSCI Mexico Capped ETF	45,769	645	(1,616)	44,798	$2,400,725	$—	$(3,933)

Currency Hedged MSCI South Korea
iShares MSCI South Korea Capped ETF	47,236	1,069	(1,999)	46,306	$2,445,883	$—	$(1,076)

Currency Hedged MSCI Spain
iShares MSCI Spain Capped ETF	1,803,521	673,775	(33,138)	2,444,158	$74,424,611	$—	$(124,531)

Currency Hedged MSCI Switzerland
iShares MSCI Switzerland Capped ETF	115,520	91,428	(28)	206,920	$6,391,759	$—	$(101)

Currency Hedged MSCI United Kingdom
iShares MSCI United Kingdom ETF	135,768	215,377	(3,930)	347,215	$5,965,154	$—	$(4,099)

3.	FUTURES CONTRACTS

Each Fund may purchase or sell futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

4.	FORWARD CURRENCY CONTRACTS

Each Fund may enter into forward currency contracts for the purpose of hedging against the effects of foreign currencies on the value of such Fund’s assets that are denominated in a non-U.S. currency. A forward currency contract is an obligation to purchase or sell a currency against another currency at a specified future date at an agreed upon price and quantity. Forward currency contracts are traded over-the-counter and not on an organized exchange. The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed is recorded. Losses may arise if there are unfavorable movements in the value of a foreign currency relative to the U.S. dollar or if the counterparties do not meet the terms of the agreement. The Fund’s use of forward currency contracts also involves the risks of imperfect correlation between the value of its currency positions and its other investments or the Fund failing to close out its position due to an illiquid market.

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Item 2. Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: January 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: January 29, 2016

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: January 29, 2016